UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2017

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund and MFS Lifetime 2060 Fund. The remaining series of the Registrant, MFS Equity Opportunities Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

April 30, 2017

MFS® LIFETIME® FUNDS

MFS® Lifetime® Income Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

MFS® Lifetime® 2060 Fund

LTF-ANN

MFS® LIFETIME® FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Income Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	19.9%
MFS Limited Maturity Fund	19.9%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	3.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Growth Fund	2.0%
MFS Blended Research Growth Equity Fund	2.0%
MFS Research Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Core Equity Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS Research International Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS International Growth Fund	0.5%
MFS International Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	16.6%
MFS Limited Maturity Fund	13.2%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	4.4%
MFS Blended Research Mid Cap Equity Fund	3.7%
MFS Blended Research International Equity Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Blended Research Core Equity Fund	2.7%
MFS Value Fund	2.7%
MFS Blended Research Value Equity Fund	2.7%
MFS Absolute Return Fund	2.0%
MFS Research International Fund	1.9%
MFS Mid Cap Growth Fund	1.8%
MFS Mid Cap Value Fund	1.8%
MFS Emerging Markets Debt Local Currency Fund	1.7%
MFS Commodity Strategy Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.8%
MFS International Value Fund	0.8%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	(0.1)%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	10.1%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	7.8%
MFS Blended Research Mid Cap Equity Fund	6.0%
MFS Blended Research International Equity Fund	5.4%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.9%
MFS Growth Fund	3.7%
MFS Blended Research Growth Equity Fund	3.7%
MFS Research Fund	3.7%
MFS Value Fund	3.7%
MFS Blended Research Core Equity Fund	3.7%
MFS Blended Research Value Equity Fund	3.7%
MFS Mid Cap Growth Fund	3.1%
MFS Limited Maturity Fund	3.1%
MFS Mid Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Research International Fund	2.7%
MFS Commodity Strategy Fund	2.3%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	1.7%
MFS International Growth Fund	1.4%
MFS International Value Fund	1.4%
MFS Blended Research Small Cap Equity Fund	1.3%
MFS Absolute Return Fund	1.3%
MFS International New Discovery Fund	0.7%
MFS New Discovery Fund	0.7%
MFS New Discovery Value Fund	0.7%
Cash & Cash Equivalents	0.3%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.4%
MFS Blended Research International Equity Fund	7.7%
MFS Inflation-Adjusted Bond Fund	5.6%
MFS Growth Fund	5.1%
MFS Blended Research Growth Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS High Income Fund	5.0%
MFS Total Return Bond Fund	4.6%
MFS Mid Cap Growth Fund	4.2%
MFS Mid Cap Value Fund	4.2%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Commodity Strategy Fund	3.7%
MFS Research International Fund	3.4%
MFS Government Securities Fund	3.2%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Bond Fund	2.9%
MFS Global Real Estate Fund	2.6%
MFS International Growth Fund	2.2%
MFS International Value Fund	2.2%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.8%
MFS International New Discovery Fund	1.7%
MFS Absolute Return Fund	1.0%
MFS New Discovery Fund	0.9%
MFS New Discovery Value Fund	0.9%
MFS Emerging Markets Equity Fund	0.3%
MFS Blended Research Emerging Markets Equity Fund	0.3%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	9.4%
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Growth Fund	5.7%
MFS Blended Research Growth Equity Fund	5.7%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.5%
MFS Mid Cap Growth Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Inflation-Adjusted Bond Fund	4.2%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research International Fund	3.7%
MFS Global Real Estate Fund	3.7%
MFS High Income Fund	3.3%
MFS International Growth Fund	2.8%
MFS International Value Fund	2.8%
MFS Total Return Bond Fund	2.8%
MFS International New Discovery Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.3%
MFS Global Bond Fund	1.3%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Equity Fund	0.7%
MFS Blended Research Emerging Markets Equity Fund	0.7%
MFS Absolute Return Fund	0.7%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.7%
MFS Blended Research Mid Cap Equity Fund	9.8%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Value Fund	5.9%
MFS Blended Research Value Equity Fund	5.9%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Global Real Estate Fund	4.7%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.7%
MFS International Growth Fund	3.4%
MFS International Value Fund	3.4%
MFS Inflation-Adjusted Bond Fund	2.9%
MFS Total Return Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.4%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.9%
MFS High Income Fund	0.8%
MFS Emerging Markets Debt Fund	0.5%
MFS Emerging Markets Debt Local Currency Fund	0.3%
MFS Global Bond Fund	0.3%
MFS Absolute Return Fund	0.1%
Cash & Cash Equivalents	(0.1)%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	5.9%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Growth Fund	3.6%
MFS International Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	5.9%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.4%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.4%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2060 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Growth Fund	6.1%
MFS Blended Research Growth Equity Fund	6.1%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Mid Cap Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Growth Fund	3.6%
MFS International Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	(1.0)%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

MFS Lifetime Funds

Market Environment

Global growth improved during much of the reporting period as oil prices recovered from their earlier plunge and fiscal and monetary stimulus from China took hold. Market confidence increased after the US elections in November in anticipation of lower taxes, a lighter regulatory burden and increased infrastructure spending, boosting US equities and bond yields. The US Federal Reserve increased interest rates by 25 basis points at the end of the period, bringing the total number of quarter-percent hikes in the federal funds rate to three since December 2015. Globally, however, central bank policy remained highly accommodative, which forced many government, and even some corporate, bond yields into negative territory during the period. Early in the first half of the period, the United Kingdom voted to leave the European Union (“EU”), beginning a multi-year process of negotiation in order to achieve “Brexit.” While markets initially reacted to the vote with alarm, the spillover to European and emerging market (“EM”) economies was relatively short-lived, although risks of further hits to EU cohesiveness could re-emerge.

Headwinds from lower energy and commodity prices abated during the period as stabilizing oil prices helped push energy earnings higher relative to expectations. A sharp rise in the US dollar was an earnings headwind for multinationals, but has since subsided. US consumer spending held up well during the second half of the period amid a modest increase in real wages and relatively low gasoline prices. Demand for autos reached near-record territory before tapering off at the end of the period, while the housing market continued its recovery. Global trade, which was sluggish early in the period, showed signs of improvement in the period’s second half and EM countries began to show signs of a modest upturn in activity along with adjustment in their external accounts. These improved conditions appeared to have reassured investors and contributed to record inflows into the asset class during July and August as negative yields for an increasing share of developed market bonds drove yield-hungry investors further out on the risk spectrum. Similar investor inflows were experienced in the investment grade and high yield corporate markets. Late in the reporting period, however, new challenges emerged for emerging markets debt as a result of the US presidential election, which raised concerns about the potential for a protectionist turn in US trade policy which could negatively impact EM economies. These concerns, along with rising expectations for US growth, inflation and interest rates, have turned the tables on flows into emerging markets debt. Since the election, flows have reversed. As of the end of the period, the markets seemed to be in “wait-and-see” mode, looking for evidence to either confirm or refute the repricing of risk that has occurred since Election Day.

MFS Lifetime Income Fund

Summary of Results

For the twelve months ended April 30, 2017, Class A shares of the MFS Lifetime Income Fund (“fund”) provided a total return of 5.09%, at net asset value. This compares with a return of 0.83% for the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (formerly “Barclays U.S. Aggregate Bond Index”). The fund’s other benchmark, the MFS Lifetime Income Fund Blended Index (“Blended Index”), generated a return of 4.66%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed fixed income markets. However, within the fixed income segment of the fund, the MFS High Income Fund, MFS Total Return Bond Fund and MFS Emerging Markets Debt Fund contributed to relative performance as credit performed well during the reporting period. Conversely, the MFS Government Securities Fund held back relative returns as the backup in interest rates led to negative returns in US Government issues. The MFS Global Bond Fund further weighed on relative performance as the fund was negatively impacted by appreciation in the US dollar during the reporting period.

The fund’s allocation to international equity funds contributed to relative returns as the majority of the underlying funds outperformed their respective market segments during the reporting period. The fund’s investments in US equity funds further weighed on relative performance as the majority of the underlying funds underperformed their respective market segments.

MFS Lifetime 2020 Fund

Summary of Results

For the twelve months ended April 30, 2017, Class A shares of the MFS Lifetime 2020 Fund (“fund”) provided a total return of 6.60%, at net asset value. This compares with a return of 17.92% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (“Blended Index”), generated a return of 5.94%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review – continued

Factors Affecting Performance

During the reporting period, equity markets generally outperformed fixed income markets. However, within the fixed income segment of the fund, the MFS High Income Fund, MFS Total Return Bond Fund and MFS Emerging Markets Debt Fund contributed to relative performance as credit performed well during the reporting period. Conversely, the MFS Government Securities Fund held back relative returns as the backup in interest rates led to negative returns in US Government issues. The MFS Global Bond Fund further weighed on relative performance as the fund was negatively impacted by appreciation in the US dollar during the reporting period.

The fund’s allocation to international equity funds contributed to relative returns as the majority of the underlying funds outperformed their respective market segments during the reporting period. The fund’s investments in US equity funds, in particular value strategies, weighed on relative performance as these funds underperformed their representative benchmarks during the reporting period.

MFS Lifetime 2025 Fund

Summary of Results

For the twelve months ended April 30, 2017, Class A shares of the MFS Lifetime 2025 Fund (“fund”) provided a total return of 9.03%, at net asset value. This compares with a return of 17.92% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2025 Fund Blended Index (“Blended Index”), generated a return of 8.44%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed fixed income markets. However, within the fixed income segment of the fund, the MFS High Income Fund, MFS Total Return Bond Fund and MFS Emerging Markets Debt Fund contributed to relative performance as credit performed well during the reporting period. Conversely, the MFS Government Securities Fund held back relative returns as the backup in interest rates led to negative returns in US Government issues. The MFS Global Bond Fund further weighed on relative performance as the fund was negatively impacted by appreciation in the US dollar during the reporting period.

The fund’s allocation to international equity funds contributed to relative returns as the majority of the underlying funds outperformed their respective market segments during the reporting period. The fund’s investments in US equity funds, in particular value strategies, weighed on relative performance as these funds underperformed their representative benchmarks during the reporting period.

MFS Lifetime 2030 Fund

Summary of Results

For the twelve months ended April 30, 2017, Class A shares of the MFS Lifetime 2030 Fund (“fund”) provided a total return of 12.01%, at net asset value. This compares with a return of 17.92% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (“Blended Index”), generated a return of 11.15%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed fixed income markets. However, within the fixed income segment of the fund, the MFS High Income Fund and MFS Emerging Markets Debt Fund contributed to relative performance as credit performed well during the reporting period. Conversely, the MFS Government Securities Fund held back relative returns as the backup in interest rates led to negative returns in US Government issues. The MFS Global Bond Fund further weighed on relative performance as the fund was negatively impacted by appreciation in the US dollar during the reporting period.

The fund’s allocation to international equity funds contributed to relative returns as the majority of the underlying funds outperformed their respective market segments during the reporting period. The fund’s investments in US equity funds, in particular value strategies, weighed on relative performance as these funds underperformed their representative benchmarks during the reporting period.

MFS Lifetime 2035 Fund

Summary of Results

For the twelve months ended April 30, 2017, Class A shares of the MFS Lifetime 2035 Fund (“fund”) provided a total return of 13.18%, at net asset value. This compares with a return of 17.92% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2035 Fund Blended Index (“Blended Index”), generated a return of 12.48%.

Management Review – continued

The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed fixed income markets. However, within the fixed income segment of the fund, the MFS High Income Fund and MFS Emerging Markets Debt Fund contributed to relative performance as lower quality bonds outpaced higher quality issues during the reporting period.

The fund’s allocation to international equity and emerging markets equity funds contributed to relative returns as the majority of the underlying funds outperformed their respective market segments. Within the specialty funds segment, the MFS Global Real Estate Fund contributed to relative results. The fund’s investments in US equity funds, in particular value strategies, weighed on relative performance as these funds underperformed their representative benchmarks during the reporting period.

MFS Lifetime 2040 Fund

Summary of Results

For the twelve months ended April 30, 2017, Class A shares of the MFS Lifetime 2040 Fund (“fund”) provided a total return of 13.76%, at net asset value. This compares with a return of 17.92% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (“Blended Index”), generated a return of 13.41%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed fixed income markets. However, the fund’s investments in US equity funds, in particular value strategies, weighed on relative performance as these funds underperformed their representative benchmarks during the reporting period.

The fund’s allocation to international equity and emerging markets equity funds contributed to relative returns as the majority of the underlying funds outperformed their respective market segments. Within the specialty funds segment, the MFS Global Real Estate Fund contributed to relative results.

Within the fixed income segment of the fund, the MFS High Income Fund contributed to relative performance as lower quality bonds outpaced higher quality issues during the reporting period.

MFS Lifetime 2045 Fund

Summary of Results

For the twelve months ended April 30, 2017, Class A shares of the MFS Lifetime 2045 Fund (“fund”) provided a total return of 13.89%, at net asset value. This compares with a return of 17.92% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2045 Fund Blended Index (“Blended Index”), generated a return of 13.64%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed fixed income markets. However, the fund’s investments in US equity funds, in particular value strategies, weighed on relative performance as these funds underperformed their representative benchmarks during the reporting period.

The fund’s allocation to international equity and emerging markets equity funds contributed to relative returns as the majority of the underlying funds outperformed their respective market segments. Within the specialty funds segment, the MFS Global Real Estate Fund contributed to relative results.

MFS Lifetime 2050 Fund

Summary of Results

For the twelve months ended April 30, 2017, Class A shares of the MFS Lifetime 2050 Fund (“fund”) provided a total return of 13.89%, at net asset value. This compares with a return of 17.92% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (“Blended Index”), generated a return of 13.64%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review – continued

Factors Affecting Performance

During the reporting period, equity markets generally outperformed fixed income markets. However, the fund’s investments in US equity funds, in particular value strategies, weighed on relative performance as these funds underperformed their representative benchmarks during the reporting period.

The fund’s allocation to international equity and emerging markets equity funds contributed to relative returns as the majority of the underlying funds outperformed their respective market segments. Within the specialty funds segment, the MFS Global Real Estate Fund contributed to relative results.

MFS Lifetime 2055 Fund

Summary of Results

For the twelve months ended April 30, 2017, Class A shares of the MFS Lifetime 2055 Fund (“fund”) provided a total return of 13.80%, at net asset value. This compares with a return of 17.92% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2055 Fund Blended Index (“Blended Index”), generated a return of 13.64%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed fixed income markets. However, the fund’s investments in US equity funds, in particular value strategies, weighed on relative performance as these funds underperformed their representative benchmarks during the reporting period.

The fund’s allocation to international equity and emerging markets equity funds contributed to relative returns as the majority of the underlying funds outperformed their respective market segments. Within the specialty funds segment, the MFS Global Real Estate Fund contributed to relative results.

MFS Lifetime 2060 Fund

Summary of Results

For the period December 6, 2016 to April 30, 2017, Class A shares of the MFS Lifetime 2060 Fund (“fund”) provided a total return of 8.45%, at net asset value. This compares with a return of 8.97% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2060 Fund Blended Index (“Blended Index”), generated a return of 9.03%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed fixed income markets. However, the fund’s investments in US equity funds, in particular value strategies, weighed on relative performance as these funds underperformed their representative benchmarks during the reporting period. Conversely, the MFS Growth Fund aided relative results as growth outpaced value during the reporting period.

The fund’s allocation to international equity funds also contributed to relative returns as the majority of the underlying funds outperformed their respective market segments during the reporting period. Within the specialty funds segment, the MFS Global Real Estate Fund contributed to relative results, while the MFS Commodity Strategy Fund held back relative performance as it underperformed on an absolute basis.

Respectfully,

Joseph Flaherty

Portfolio Manager

Note to Shareholders: In June 2016, the Board of Trustees of the funds approved changes to the underlying fund selections and underlying fund target weightings of the funds. These changes occurred during the reporting period.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/17

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Lifetime Income Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/17

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	5.09%	4.10%	4.96%	N/A
B	9/29/05	4.31%	3.30%	4.20%	N/A
C	9/29/05	4.22%	3.29%	4.19%	N/A
I	9/29/05	5.35%	4.34%	5.24%	N/A
R1	9/29/05	4.31%	3.32%	4.21%	N/A
R2	9/29/05	4.83%	3.82%	4.71%	N/A
R3	9/29/05	5.09%	4.08%	4.98%	N/A
R4	9/29/05	5.35%	4.32%	5.22%	N/A
R6	8/29/16	N/A	N/A	N/A	2.70%
529A	1/08/15	5.08%	N/A	N/A	3.32%
529B	1/08/15	4.30%	N/A	N/A	2.55%
529C	1/08/15	4.30%	N/A	N/A	2.55%

Performance Summary – continued

Comparative benchmarks
Share Class	1-yr	5-yr	10-yr	Life (t)
Bloomberg Barclays U.S. Aggregate Bond Index (f)	0.83%	2.27%	4.30%	N/A
MFS Lifetime Income Fund Blended Index (f)(z)	4.66%	4.78%	5.31%	N/A
Bloomberg Commodity Index (f)	(1.32)%	(9.74)%	(6.47)%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)	3.07%	7.92%	1.89%	N/A
MSCI EAFE Index (f)	11.83%	7.27%	1.34%	N/A
Standard & Poor’s 500 Stock Index (f)	17.92%	13.68%	7.15%	N/A

With sales charge
A With Initial Sales Charge (5.75%)	(0.95)%	2.87%	4.34%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	0.31%	2.95%	4.20%	N/A
C With CDSC (1% for 12 months) (v)	3.22%	3.29%	4.19%	N/A
529A With Initial Sales Charge (5.75%)	(0.96)%	N/A	N/A	0.70%
529B With CDSC (Declining over six years from 4% to 0%) (v)	0.30%	N/A	N/A	1.28%
529C With CDSC (1% for 12 months) (v)	3.30%	N/A	N/A	2.55%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime Income Fund Blended Index) are comprised of 73% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, 5% MSCI EAFE Index, 1% FTSE EPRA/NAREIT Developed Real Estate Index, and 1% Bloomberg Commodity Index.

Performance Summary – continued

MFS Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/17

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	6.60%	5.76%	4.23%	N/A
B	9/29/05	5.75%	4.99%	3.46%	N/A
C	9/29/05	5.76%	4.99%	3.46%	N/A
I	9/29/05	6.91%	6.05%	4.50%	N/A
R1	9/29/05	5.73%	4.99%	3.46%	N/A
R2	9/29/05	6.26%	5.50%	3.96%	N/A
R3	9/29/05	6.59%	5.78%	4.23%	N/A
R4	9/29/05	6.83%	6.04%	4.49%	N/A
R6	8/29/16	N/A	N/A	N/A	3.43%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		17.92%	13.68%	7.15%	N/A
MFS Lifetime 2020 Fund Blended Index (f)(z)		5.94%	6.31%	4.07%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (f)		0.83%	2.27%	4.30%	N/A
Bloomberg Commodity Index (f)		(1.32)%	(9.74)%	(6.47)%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)		3.07%	7.92%	1.89%	N/A
MSCI EAFE Index (f)		11.83%	7.27%	1.34%	N/A

With sales charge
A With Initial Sales Charge (5.75%)		0.47%	4.52%	3.61%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		1.80%	4.66%	3.46%	N/A
C With CDSC (1% for 12 months) (v)		4.77%	4.99%	3.46%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/17	4/30/16
Bloomberg Barclays U.S. Aggregate Bond Index	65.30%	63.10%
Standard & Poor’s 500 Stock Index	25.60%	27.20%
MSCI EAFE Index	7.10%	7.70%
Bloomberg Commodity Index	1.00%	1.00%
FTSE EPRA/NAREIT Developed Real Estate Index	1.00%	1.00%

Performance Summary – continued

MFS Lifetime 2025 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/17

Without sales charge

Share Class	Class Inception Date	1-yr	Life (t)
A	11/02/12	9.03%	7.55%
B	11/02/12	8.23%	6.73%
C	11/02/12	8.24%	6.73%
I	11/02/12	9.42%	7.82%
R1	11/02/12	8.24%	6.73%
R2	11/02/12	8.75%	7.27%
R3	11/02/12	9.08%	7.54%
R4	11/02/12	9.42%	7.82%
R6	8/29/16	N/A	5.02%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		17.92%	14.50%
MFS Lifetime 2025 Fund Blended Index (f)(z)		8.44%	7.97%
Bloomberg Barclays U.S. Aggregate Bond Index (f)		0.83%	1.94%
Bloomberg Commodity Index (f)		(1.32)%	(11.03)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		3.07%	7.31%
MSCI EAFE Index (f)		11.83%	7.41%

With sales charge
A With Initial Sales Charge (5.75%)		2.76%	6.14%
B With CDSC (Declining over six years from 4% to 0%) (v)		4.23%	6.38%
C With CDSC (1% for 12 months) (v)		7.24%	6.73%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.

Performance Summary – continued

(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2025 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/17	4/30/16
Bloomberg Barclays U.S. Aggregate Bond Index	47.30%	43.10%
Standard & Poor’s 500 Stock Index	37.10%	39.70%
MSCI EAFE Index	11.50%	12.50%
Bloomberg Commodity Index	2.40%	2.80%
FTSE EPRA/NAREIT Developed Real Estate Index	1.70%	1.90%

Performance Summary – continued

MFS Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/17

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	12.01%	8.60%	4.74%	N/A
B	9/29/05	11.15%	7.78%	3.97%	N/A
C	9/29/05	11.17%	7.79%	3.97%	N/A
I	9/29/05	11.95%	8.81%	4.98%	N/A
R1	9/29/05	11.13%	7.79%	3.96%	N/A
R2	9/29/05	11.73%	8.32%	4.48%	N/A
R3	9/29/05	12.03%	8.60%	4.73%	N/A
R4	9/29/05	12.28%	8.85%	5.00%	N/A
R6	8/29/16	N/A	N/A	N/A	7.05%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		17.92%	13.68%	7.15%	N/A
MFS Lifetime 2030 Fund Blended Index (f)(z)		11.15%	8.99%	4.33%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (f)		0.83%	2.27%	4.30%	N/A
Bloomberg Commodity Index (f)		(1.32)%	(9.74)%	(6.47)%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)		3.07%	7.92%	1.89%	N/A
MSCI EAFE Index (f)		11.83%	7.27%	1.34%	N/A

With sales charge
A With Initial Sales Charge (5.75%)		5.57%	7.32%	4.12%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		7.15%	7.48%	3.97%	N/A
C With CDSC (1% for 12 months) (v)		10.17%	7.79%	3.97%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/17	4/30/16
Standard & Poor’s 500 Stock Index	48.70%	50.90%
Bloomberg Barclays U.S. Aggregate Bond Index	27.00%	23.00%
MSCI EAFE Index	17.90%	19.30%
Bloomberg Commodity Index	3.70%	3.90%
FTSE EPRA/NAREIT Developed Real Estate Index	2.70%	2.90%

Performance Summary – continued

MFS Lifetime 2035 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/17

Without sales charge

Share Class	Class Inception Date	1-yr	Life (t)
A	11/02/12	13.18%	9.59%
B	11/02/12	12.34%	8.77%
C	11/02/12	12.28%	8.78%
I	11/02/12	13.12%	9.81%
R1	11/02/12	12.22%	8.76%
R2	11/02/12	12.80%	9.32%
R3	11/02/12	13.11%	9.60%
R4	11/02/12	13.46%	9.86%
R6	8/29/16	N/A	7.93%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		17.92%	14.50%
MFS Lifetime 2035 Fund Blended Index (f)(z)		12.48%	9.88%
Bloomberg Barclays U.S. Aggregate Bond Index (f)		0.83%	1.94%
Bloomberg Commodity Index (f)		(1.32)%	(11.03)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		3.07%	7.31%
MSCI EAFE Index (f)		11.83%	7.41%

With sales charge
A With Initial Sales Charge (5.75%)		6.68%	8.16%
B With CDSC (Declining over six years from 4% to 0%) (v)		8.34%	8.44%
C With CDSC (1% for 12 months) (v)		11.28%	8.78%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2035 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/17	4/30/16
Standard & Poor’s 500 Stock Index	53.75%	54.30%
MSCI EAFE Index	22.80%	23.60%
Bloomberg Barclays U.S. Aggregate Bond Index	15.40%	13.80%
Bloomberg Commodity Index	4.35%	4.50%
FTSE EPRA/NAREIT Developed Real Estate Index	3.70%	3.90%

Performance Summary – continued

MFS Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment

Average annual total returns through 4/30/17

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	13.76%	9.45%	4.91%	N/A
B	9/29/05	12.94%	8.62%	4.15%	N/A
C	9/29/05	12.96%	8.63%	4.15%	N/A
I	9/29/05	13.77%	9.67%	5.16%	N/A
R1	9/29/05	12.96%	8.64%	4.14%	N/A
R2	9/29/05	13.46%	9.16%	4.65%	N/A
R3	9/29/05	13.76%	9.45%	4.92%	N/A
R4	9/29/05	14.08%	9.73%	5.19%	N/A
R6	8/29/16	N/A	N/A	N/A	8.46%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		17.92%	13.68%	7.15%	N/A
MFS Lifetime 2040 Fund Blended Index (f)(z)		13.41%	9.82%	4.48%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (f)		0.83%	2.27%	4.30%	N/A
Bloomberg Commodity Index (f)		(1.32)%	(9.74)%	(6.47)%	N/A
FTSE EPRA/NAREIT Developed Real Estate Index (f)		3.07%	7.92%	1.89%	N/A
MSCI EAFE Index (f)		11.83%	7.27%	1.34%	N/A

With sales charge
A With Initial Sales Charge (5.75%)		7.22%	8.16%	4.29%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)		8.94%	8.33%	4.15%	N/A
C With CDSC (1% for 12 months) (v)		11.96%	8.63%	4.15%	N/A

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/17	4/30/16
Standard & Poor’s 500 Stock Index	56.25%	56.75%
MSCI EAFE Index	26.80%	27.60%
Bloomberg Barclays U.S. Aggregate Bond Index	7.40%	5.80%
Bloomberg Commodity Index	4.85%	4.95%
FTSE EPRA/NAREIT Developed Real Estate Index	4.70%	4.90%

Performance Summary – continued

MFS Lifetime 2045 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/17

Without sales charge

Share Class	Class Inception Date	1-yr	Life (t)
A	11/02/12	13.89%	9.99%
B	11/02/12	13.09%	9.14%
C	11/02/12	13.03%	9.14%
I	11/02/12	14.34%	10.27%
R1	11/02/12	13.05%	9.14%
R2	11/02/12	13.65%	9.69%
R3	11/02/12	13.83%	9.96%
R4	11/02/12	14.18%	10.22%
R6	8/29/16	N/A	8.52%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		17.92%	14.50%
MFS Lifetime 2045 Fund Blended Index (f)(z)		13.64%	10.23%
Bloomberg Barclays U.S. Aggregate Bond Index (f)		0.83%	1.94%
Bloomberg Commodity Index (f)		(1.32)%	(11.03)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		3.07%	7.31%
MSCI EAFE Index (f)		11.83%	7.41%

With sales charge
A With Initial Sales Charge (5.75%)		7.34%	8.55%
B With CDSC (Declining over six years from 4% to 0%) (v)		9.09%	8.81%
C With CDSC (1% for 12 months) (v)		12.03%	9.14%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.

Performance Summary – continued

(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2045 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/17	4/30/16
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2050 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/17

Without sales charge

Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	9/15/10	13.89%	9.46%	10.18%
B	9/15/10	12.99%	8.64%	9.35%
C	9/15/10	13.04%	8.64%	9.36%
I	9/15/10	14.21%	9.74%	10.47%
R1	9/15/10	13.06%	8.64%	9.36%
R2	9/15/10	13.64%	9.18%	9.91%
R3	9/15/10	13.91%	9.45%	10.18%
R4	9/15/10	14.15%	9.71%	10.45%
R6	8/29/16	N/A	N/A	8.46%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		17.92%	13.68%	14.45%
MFS Lifetime 2050 Fund Blended Index (f)(z)		13.64%	9.87%	10.21%
Bloomberg Barclays U.S. Aggregate Bond Index (f)		0.83%	2.27%	2.96%
Bloomberg Commodity Index (f)		(1.32)%	(9.74)%	(7.08)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		3.07%	7.92%	8.62%
MSCI EAFE Index (f)		11.83%	7.27%	6.15%

With sales charge
A With Initial Sales Charge (5.75%)		7.34%	8.17%	9.20%
B With CDSC (Declining over six years from 4% to 0%) (v)		8.99%	8.35%	9.35%
C With CDSC (1% for 12 months) (v)		12.04%	8.64%	9.36%

CDSC – Contingent Deferred Sales Charge.

Class	I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)

Performance Summary – continued

(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/17	4/30/16
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2055 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/17

Without sales charge

Share Class	Class Inception Date	1-yr	Life (t)
A	11/02/12	13.80%	9.98%
B	11/02/12	12.94%	9.15%
C	11/02/12	12.98%	9.16%
I	11/02/12	13.66%	10.15%
R1	11/02/12	12.93%	9.14%
R2	11/02/12	13.59%	9.70%
R3	11/02/12	13.83%	9.97%
R4	11/02/12	14.14%	10.26%
R6	8/29/16	N/A	8.44%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		17.92%	14.50%
MFS Lifetime 2055 Fund Blended Index (f)(z)		13.64%	10.23%
Bloomberg Barclays U.S. Aggregate Bond Index (f)		0.83%	1.94%
Bloomberg Commodity Index (f)		(1.32)%	(11.03)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		3.07%	7.31%
MSCI EAFE Index (f)		11.83%	7.41%

With sales charge
A With Initial Sales Charge (5.75%)		7.25%	8.54%
B With CDSC (Declining over six years from 4% to 0%) (v)		8.94%	8.82%
C With CDSC (1% for 12 months) (v)		11.98%	9.16%

CDSC – Contingent Deferred Sales Charge.

Class	I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.

Performance Summary – continued

(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2055 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/17	4/30/16
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2060 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/17

Without sales charge

Share Class	Class Inception Date	Life (t)
A	12/06/16	8.45%
B	12/06/16	8.08%
C	12/06/16	8.08%
I	12/06/16	8.57%
R1	12/06/16	8.08%
R2	12/06/16	8.32%
R3	12/06/16	8.45%
R4	12/06/16	8.57%
R6	12/06/16	8.57%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		8.97%
MFS Lifetime 2060 Fund Blended Index (f)(z)		9.03%
Bloomberg Barclays U.S. Aggregate Bond Index (f)		1.80%
Bloomberg Commodity Index (f)		(4.67)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		6.91%
MSCI EAFE Index (f)		13.45%

With sales charge
A With Initial Sales Charge (5.75%)		2.21%
B With CDSC (Declining over six years from 4% to 0%) (v)		4.08%
C With CDSC (1% for 12 months) (v)		7.08%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2060 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at December 6, 2016 (the fund’s inception date) and at the end of the reporting period:

	4/30/17	12/06/16
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Benchmark Definitions

Bloomberg Barclays U.S. Aggregate Bond Index (formerly Barclays U.S. Aggregate Bond Index) – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Bloomberg Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Class 529 shares, which currently are only offered by the MFS Lifetime Income Fund, are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods, for certain classes for certain funds.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2016 through April 30, 2017

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	0.25%	$1,000.00	$1,028.91	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,025.04	$5.02
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,024.21	$5.02
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,030.17	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,025.02	$5.02
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,027.60	$2.51
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,028.89	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,030.17	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,033.21	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
529A	Actual	0.29%	$1,000.00	$1,028.93	$1.46
	Hypothetical (h)	0.29%	$1,000.00	$1,023.36	$1.45
529B	Actual	1.05%	$1,000.00	$1,025.07	$5.27
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
529C	Actual	1.05%	$1,000.00	$1,025.10	$5.27
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	0.25%	$1,000.00	$1,039.03	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,035.20	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,034.98	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,040.60	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,035.04	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,037.08	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,038.88	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,040.58	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,041.92	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	0.24%	$1,000.00	$1,057.91	$1.22
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	1.00%	$1,000.00	$1,054.29	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,054.27	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,060.90	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,054.66	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,056.89	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,059.25	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,060.03	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,061.39	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	0.25%	$1,000.00	$1,082.02	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,077.76	$5.15
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,077.73	$5.15
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,080.19	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,077.67	$5.15
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,080.49	$2.58
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,082.12	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,083.29	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,083.77	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	0.25%	$1,000.00	$1,092.05	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,087.87	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,088.11	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,090.71	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,087.97	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,090.82	$2.59
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,092.21	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,093.15	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,094.44	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	0.25%	$1,000.00	$1,098.59	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,094.88	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,094.68	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,097.39	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,094.89	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,096.89	$2.60
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,099.29	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,100.39	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,101.63	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	0.25%	$1,000.00	$1,100.20	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,096.54	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,096.78	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,103.83	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,096.33	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,099.43	$2.60
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,099.69	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,101.43	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,102.74	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	0.25%	$1,000.00	$1,100.34	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,096.24	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,096.58	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,102.03	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,096.07	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,099.00	$2.60
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,100.31	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,101.39	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,101.90	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	0.25%	$1,000.00	$1,099.61	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,095.48	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,095.63	$5.20
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,096.68	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,094.62	$5.19
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,098.33	$2.60
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,099.10	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,101.32	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,101.80	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2060 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 12/06/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 12/06/16-4/30/17
A	Actual	0.12%	$1,000.00	$1,084.46	$0.50
	Hypothetical (h)	0.12%	$1,000.00	$1,024.20	$0.60
B	Actual	0.87%	$1,000.00	$1,080.83	$3.62
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
C	Actual	0.87%	$1,000.00	$1,080.83	$3.62
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
I	Actual	0.00%	$1,000.00	$1,085.66	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.87%	$1,000.00	$1,080.83	$3.62
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
R2	Actual	0.37%	$1,000.00	$1,083.24	$1.54
	Hypothetical (h)	0.37%	$1,000.00	$1,022.96	$1.86
R3	Actual	0.12%	$1,000.00	$1,084.46	$0.50
	Hypothetical (h)	0.12%	$1,000.00	$1,024.20	$0.60
R4	Actual	0.00%	$1,000.00	$1,085.66	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,085.67	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 146/365 for Actual Expenses (for Hypothetical Expenses, multiplied by 181/365 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, December 6, 2016, through April 30, 2017. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended April 30, 2017.

PORTFOLIO OF INVESTMENTS

4/30/17

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	1,315,017	$12,492,664
MFS Blended Research Core Equity Fund - Class R6	493,429	12,552,830
MFS Blended Research Growth Equity Fund - Class R6	1,071,292	12,630,532
MFS Blended Research International Equity Fund - Class R6	1,453,500	15,857,684
MFS Blended Research Mid Cap Equity Fund - Class R6	1,726,456	18,783,843
MFS Blended Research Small Cap Equity Fund - Class R6	516,417	6,300,292
MFS Blended Research Value Equity Fund - Class R6	1,049,010	12,493,705
MFS Commodity Strategy Fund - Class R6 (v)	1,068,905	6,178,271
MFS Emerging Markets Debt Fund - Class R6	840,575	12,566,596
MFS Emerging Markets Debt Local Currency Fund - Class R6	896,505	6,275,537
MFS Global Bond Fund - Class R6	3,609,872	31,261,493
MFS Global Real Estate Fund - Class R6	406,034	6,155,472
MFS Government Securities Fund - Class R6	6,346,796	62,452,472
MFS Growth Fund - Class R6	150,004	12,699,312
MFS High Income Fund - Class R6	5,452,644	18,866,148
MFS Inflation-Adjusted Bond Fund - Class R6	5,988,902	62,524,132
MFS International Growth Fund - Class R6	107,844	3,181,388
MFS International Value Fund - Class R6	81,337	3,157,521
MFS Limited Maturity Fund - Class R6	20,914,007	124,856,619
MFS Mid Cap Growth Fund - Class R6	592,886	9,474,324
MFS Mid Cap Value Fund - Class R6	416,803	9,369,727
MFS New Discovery Fund - Class R6	110,012	3,155,153
MFS New Discovery Value Fund - Class R6	208,993	3,122,359
MFS Research Fund - Class R6	310,425	12,581,545
MFS Research International Fund - Class R6	564,476	9,522,706
MFS Total Return Bond Fund - Class R6	11,715,893	125,008,577
MFS Value Fund - Class R6	332,625	12,559,936
Total Underlying Affiliated Funds (Identified Cost, $580,012,681)		$626,080,838

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $1,786,193)	1,786,194	$1,786,193
Total Investments (Identified Cost, $581,798,874)		$627,867,031

Other Assets, Less Liabilities - (0.1)%		(785,550)
Net Assets - 100.0%		$627,081,481
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	836,418	$7,945,969
MFS Blended Research Core Equity Fund - Class R6	418,407	10,644,284
MFS Blended Research Growth Equity Fund - Class R6	904,064	10,658,917
MFS Blended Research International Equity Fund - Class R6	1,283,712	14,005,292
MFS Blended Research Mid Cap Equity Fund - Class R6	1,340,986	14,589,931
MFS Blended Research Small Cap Equity Fund - Class R6	324,508	3,959,003
MFS Blended Research Value Equity Fund - Class R6	892,942	10,634,943
MFS Commodity Strategy Fund - Class R6 (v)	687,741	3,975,143
MFS Emerging Markets Debt Fund - Class R6	715,860	10,702,101
MFS Emerging Markets Debt Local Currency Fund - Class R6	961,180	6,728,258
MFS Global Bond Fund - Class R6	2,293,626	19,862,798
MFS Global Real Estate Fund - Class R6	261,315	3,961,541
MFS Government Securities Fund - Class R6	4,042,374	39,776,956
MFS Growth Fund - Class R6	126,238	10,687,282
MFS High Income Fund - Class R6	5,027,838	17,396,320
MFS Inflation-Adjusted Bond Fund - Class R6	3,809,098	39,766,985
MFS International Growth Fund - Class R6	113,332	3,343,305
MFS International Value Fund - Class R6	86,054	3,340,608
MFS Limited Maturity Fund - Class R6	8,754,641	52,265,205
MFS Mid Cap Growth Fund - Class R6	457,077	7,304,095
MFS Mid Cap Value Fund - Class R6	324,568	7,296,286
MFS New Discovery Fund - Class R6	69,132	1,982,713
MFS New Discovery Value Fund - Class R6	132,309	1,976,701
MFS Research Fund - Class R6	262,821	10,652,124
MFS Research International Fund - Class R6	433,560	7,314,152
MFS Total Return Bond Fund - Class R6	6,178,364	65,923,145
MFS Value Fund - Class R6	281,797	10,640,663
Total Underlying Affiliated Funds (Identified Cost, $357,651,235)		$397,334,720

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $201)	201	$201
Total Investments (Identified Cost, $357,651,436)		$397,334,921

Other Assets, Less Liabilities - (0.1)%		(558,845)
Net Assets - 100.0%		$396,776,076

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2025 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	311,000	$2,954,500
MFS Blended Research Core Equity Fund - Class R6	329,963	8,394,255
MFS Blended Research Growth Equity Fund - Class R6	717,637	8,460,940
MFS Blended Research International Equity Fund - Class R6	1,139,413	12,430,998
MFS Blended Research Mid Cap Equity Fund - Class R6	1,268,205	13,798,071
MFS Blended Research Small Cap Equity Fund - Class R6	252,821	3,084,413
MFS Blended Research Value Equity Fund - Class R6	699,544	8,331,571
MFS Commodity Strategy Fund - Class R6 (v)	917,032	5,300,443
MFS Emerging Markets Debt Fund - Class R6	456,149	6,819,430
MFS Emerging Markets Debt Local Currency Fund - Class R6	649,465	4,546,256
MFS Global Bond Fund - Class R6	1,306,740	11,316,366
MFS Global Real Estate Fund - Class R6	248,590	3,768,625
MFS Government Securities Fund - Class R6	2,293,692	22,569,932
MFS Growth Fund - Class R6	100,712	8,526,301
MFS High Income Fund - Class R6	3,286,380	11,370,875
MFS Inflation-Adjusted Bond Fund - Class R6	1,714,627	17,900,699
MFS International Growth Fund - Class R6	105,754	3,119,739
MFS International New Discovery Fund - Class R6	50,516	1,594,793
MFS International Value Fund - Class R6	79,623	3,090,953
MFS Limited Maturity Fund - Class R6	1,170,362	6,987,061
MFS Mid Cap Growth Fund - Class R6	438,215	7,002,677
MFS Mid Cap Value Fund - Class R6	305,541	6,868,565
MFS New Discovery Fund - Class R6	54,012	1,549,068
MFS New Discovery Value Fund - Class R6	101,888	1,522,207
MFS Research Fund - Class R6	207,926	8,427,245
MFS Research International Fund - Class R6	369,124	6,227,127
MFS Total Return Bond Fund - Class R6	2,152,136	22,963,291
MFS Value Fund - Class R6	222,307	8,394,301
Total Underlying Affiliated Funds (Identified Cost, $211,647,261)		$227,320,702

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $722,665)	722,737	$722,737
Total Investments (Identified Cost, $212,369,926)		$228,043,439

Other Assets, Less Liabilities - (0.1)%		(146,105)
Net Assets - 100.0%		$227,897,334

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	553,645	$5,259,628
MFS Blended Research Core Equity Fund - Class R6	826,714	21,031,593
MFS Blended Research Emerging Markets Equity Fund - Class R6	141,513	1,802,874
MFS Blended Research Growth Equity Fund - Class R6	2,247,749	26,500,955
MFS Blended Research International Equity Fund - Class R6	3,725,511	40,645,325
MFS Blended Research Mid Cap Equity Fund - Class R6	4,041,959	43,976,513
MFS Blended Research Small Cap Equity Fund - Class R6	794,432	9,692,075
MFS Blended Research Value Equity Fund - Class R6	2,217,436	26,409,668
MFS Commodity Strategy Fund - Class R6 (v)	3,350,639	19,366,696
MFS Emerging Markets Debt Fund - Class R6	1,056,357	15,792,537
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,504,473	10,531,308
MFS Emerging Markets Equity Fund - Class R6	58,221	1,810,094
MFS Global Bond Fund - Class R6	1,790,259	15,503,645
MFS Global Real Estate Fund - Class R6	929,335	14,088,713
MFS Government Securities Fund - Class R6	1,688,035	16,610,266
MFS Growth Fund - Class R6	314,560	26,630,606
MFS High Income Fund - Class R6	7,607,131	26,320,673
MFS Inflation-Adjusted Bond Fund - Class R6	2,837,811	29,626,751
MFS International Growth Fund - Class R6	391,925	11,561,790
MFS International New Discovery Fund - Class R6	282,595	8,921,521
MFS International Value Fund - Class R6	296,088	11,494,116
MFS Mid Cap Growth Fund - Class R6	1,379,059	22,037,363
MFS Mid Cap Value Fund - Class R6	977,854	21,982,151
MFS New Discovery Fund - Class R6	169,225	4,853,380
MFS New Discovery Value Fund - Class R6	323,801	4,837,593
MFS Research Fund - Class R6	519,140	21,040,753
MFS Research International Fund - Class R6	1,044,569	17,621,884
MFS Total Return Bond Fund - Class R6	2,257,552	24,088,079
MFS Value Fund - Class R6	699,801	26,424,503
Total Underlying Affiliated Funds (Identified Cost, $440,015,853)		$526,463,053

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $918,319)	918,319	$918,319
Total Investments (Identified Cost, $440,934,172)		$527,381,372

Other Assets, Less Liabilities - (0.1)%		(464,040)
Net Assets - 100.0%		$526,917,332

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2035 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	138,050	$1,311,476
MFS Blended Research Core Equity Fund - Class R6	312,895	7,960,040
MFS Blended Research Emerging Markets Equity Fund - Class R6	105,206	1,340,331
MFS Blended Research Growth Equity Fund - Class R6	959,128	11,308,121
MFS Blended Research International Equity Fund - Class R6	1,720,509	18,770,754
MFS Blended Research Mid Cap Equity Fund - Class R6	1,705,133	18,551,847
MFS Blended Research Small Cap Equity Fund - Class R6	354,264	4,322,026
MFS Blended Research Value Equity Fund - Class R6	946,006	11,266,926
MFS Commodity Strategy Fund - Class R6 (v)	1,499,215	8,665,465
MFS Emerging Markets Debt Fund - Class R6	263,933	3,945,800
MFS Emerging Markets Debt Local Currency Fund - Class R6	376,218	2,633,526
MFS Emerging Markets Equity Fund - Class R6	43,163	1,341,947
MFS Global Bond Fund - Class R6	302,841	2,622,599
MFS Global Real Estate Fund - Class R6	482,416	7,313,420
MFS Growth Fund - Class R6	133,990	11,343,630
MFS High Income Fund - Class R6	1,898,966	6,570,422
MFS Inflation-Adjusted Bond Fund - Class R6	792,242	8,271,002
MFS International Growth Fund - Class R6	194,265	5,730,803
MFS International New Discovery Fund - Class R6	170,501	5,382,731
MFS International Value Fund - Class R6	146,026	5,668,710
MFS Mid Cap Growth Fund - Class R6	583,960	9,331,674
MFS Mid Cap Value Fund - Class R6	412,647	9,276,297
MFS New Discovery Fund - Class R6	75,453	2,164,003
MFS New Discovery Value Fund - Class R6	143,964	2,150,823
MFS Research Fund - Class R6	196,637	7,969,705
MFS Research International Fund - Class R6	437,482	7,380,320
MFS Total Return Bond Fund - Class R6	529,183	5,646,382
MFS Value Fund - Class R6	298,766	11,281,406
Total Underlying Affiliated Funds (Identified Cost, $180,148,763)		$199,522,186

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $465,261)	465,304	$465,304
Total Investments (Identified Cost, $180,614,024)		$199,987,490

Other Assets, Less Liabilities - (0.1)%		(226,692)
Net Assets - 100.0%		$199,760,798

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	66,853	$635,101
MFS Blended Research Core Equity Fund - Class R6	634,453	16,140,478
MFS Blended Research Emerging Markets Equity Fund - Class R6	292,377	3,724,877
MFS Blended Research Growth Equity Fund - Class R6	2,038,067	24,028,813
MFS Blended Research International Equity Fund - Class R6	3,938,514	42,969,188
MFS Blended Research Mid Cap Equity Fund - Class R6	3,644,888	39,656,379
MFS Blended Research Small Cap Equity Fund - Class R6	801,303	9,775,898
MFS Blended Research Value Equity Fund - Class R6	2,002,659	23,851,666
MFS Commodity Strategy Fund - Class R6 (v)	3,375,864	19,512,495
MFS Emerging Markets Debt Fund - Class R6	127,715	1,909,345
MFS Emerging Markets Debt Local Currency Fund - Class R6	181,826	1,272,781
MFS Emerging Markets Equity Fund - Class R6	120,230	3,737,948
MFS Global Bond Fund - Class R6	146,695	1,270,377
MFS Global Real Estate Fund - Class R6	1,241,893	18,827,097
MFS Growth Fund - Class R6	285,058	24,133,041
MFS High Income Fund - Class R6	920,162	3,183,760
MFS Inflation-Adjusted Bond Fund - Class R6	1,118,828	11,680,561
MFS International Growth Fund - Class R6	460,849	13,595,052
MFS International New Discovery Fund - Class R6	475,743	15,019,193
MFS International Value Fund - Class R6	348,111	13,513,681
MFS Mid Cap Growth Fund - Class R6	1,245,241	19,898,955
MFS Mid Cap Value Fund - Class R6	881,406	19,814,016
MFS New Discovery Fund - Class R6	170,893	4,901,220
MFS New Discovery Value Fund - Class R6	326,038	4,870,999
MFS Research Fund - Class R6	398,651	16,157,320
MFS Research International Fund - Class R6	941,891	15,889,704
MFS Total Return Bond Fund - Class R6	975,357	10,407,060
MFS Value Fund - Class R6	632,758	23,892,958
Total Underlying Affiliated Funds (Identified Cost, $326,696,245)		$404,269,963

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $169)	169	$170
Total Investments (Identified Cost, $326,696,414)		$404,270,133

Other Assets, Less Liabilities - (0.1)%		(364,557)
Net Assets - 100.0%		$403,905,576

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2045 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Blended Research Core Equity Fund - Class R6	206,868	$5,262,727
MFS Blended Research Emerging Markets Equity Fund - Class R6	103,726	1,321,466
MFS Blended Research Growth Equity Fund - Class R6	672,463	7,928,339
MFS Blended Research International Equity Fund - Class R6	1,342,334	14,644,862
MFS Blended Research Mid Cap Equity Fund - Class R6	1,206,427	13,125,921
MFS Blended Research Small Cap Equity Fund - Class R6	270,777	3,303,478
MFS Blended Research Value Equity Fund - Class R6	660,589	7,867,615
MFS Commodity Strategy Fund - Class R6 (v)	1,130,795	6,535,993
MFS Emerging Markets Equity Fund - Class R6	42,688	1,327,172
MFS Global Real Estate Fund - Class R6	430,027	6,519,214
MFS Growth Fund - Class R6	94,321	7,985,188
MFS Inflation-Adjusted Bond Fund - Class R6	314,181	3,280,055
MFS International Growth Fund - Class R6	158,661	4,680,495
MFS International New Discovery Fund - Class R6	168,772	5,328,135
MFS International Value Fund - Class R6	119,419	4,635,850
MFS Mid Cap Growth Fund - Class R6	415,442	6,638,756
MFS Mid Cap Value Fund - Class R6	291,588	6,554,892
MFS New Discovery Fund - Class R6	57,792	1,657,483
MFS New Discovery Value Fund - Class R6	109,639	1,638,003
MFS Research Fund - Class R6	130,029	5,270,083
MFS Research International Fund - Class R6	316,189	5,334,105
MFS Total Return Bond Fund - Class R6	307,254	3,278,404
MFS Value Fund - Class R6	209,127	7,896,653
Total Underlying Affiliated Funds (Identified Cost, $118,522,773)		$132,014,889

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $380,887)	380,908	$380,908
Total Investments (Identified Cost, $118,903,660)		$132,395,797

Other Assets, Less Liabilities - (0.1)%		(131,683)
Net Assets - 100.0%		$132,264,114

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Blended Research Core Equity Fund - Class R6	252,783	$6,430,799
MFS Blended Research Emerging Markets Equity Fund - Class R6	126,309	1,609,181
MFS Blended Research Growth Equity Fund - Class R6	821,379	9,684,063
MFS Blended Research International Equity Fund - Class R6	1,623,156	17,708,629
MFS Blended Research Mid Cap Equity Fund - Class R6	1,476,122	16,060,204
MFS Blended Research Small Cap Equity Fund - Class R6	329,383	4,018,477
MFS Blended Research Value Equity Fund - Class R6	809,100	9,636,383
MFS Commodity Strategy Fund - Class R6 (v)	1,392,157	8,046,670
MFS Emerging Markets Equity Fund - Class R6	51,834	1,611,515
MFS Global Real Estate Fund - Class R6	529,491	8,027,075
MFS Growth Fund - Class R6	114,815	9,720,259
MFS Inflation-Adjusted Bond Fund - Class R6	386,035	4,030,203
MFS International Growth Fund - Class R6	191,563	5,651,107
MFS International New Discovery Fund - Class R6	205,062	6,473,813
MFS International Value Fund - Class R6	145,029	5,630,014
MFS Mid Cap Growth Fund - Class R6	503,323	8,043,098
MFS Mid Cap Value Fund - Class R6	357,106	8,027,750
MFS New Discovery Fund - Class R6	70,139	2,011,580
MFS New Discovery Value Fund - Class R6	134,227	2,005,352
MFS Research Fund - Class R6	158,755	6,434,358
MFS Research International Fund - Class R6	381,639	6,438,242
MFS Total Return Bond Fund - Class R6	377,598	4,028,969
MFS Value Fund - Class R6	255,410	9,644,273
Total Underlying Affiliated Funds (Identified Cost, $140,469,091)		$160,972,014

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $368,014)	368,014	$368,014
Total Investments (Identified Cost, $140,837,105)		$161,340,028

Other Assets, Less Liabilities - (0.1)%		(164,806)
Net Assets - 100.0%		$161,175,222

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2055 FUND

Underlying Affiliated Funds - 99.6%
Issuer	Shares/Par	Value ($)
MFS Blended Research Core Equity Fund - Class R6	72,073	$1,833,540
MFS Blended Research Emerging Markets Equity Fund - Class R6	36,166	460,755
MFS Blended Research Growth Equity Fund - Class R6	234,028	2,759,186
MFS Blended Research International Equity Fund - Class R6	467,422	5,099,573
MFS Blended Research Mid Cap Equity Fund - Class R6	420,629	4,576,440
MFS Blended Research Small Cap Equity Fund - Class R6	94,096	1,147,969
MFS Blended Research Value Equity Fund - Class R6	230,442	2,744,563
MFS Commodity Strategy Fund - Class R6 (v)	395,298	2,284,825
MFS Emerging Markets Equity Fund - Class R6	14,847	461,588
MFS Global Real Estate Fund - Class R6	149,916	2,272,729
MFS Growth Fund - Class R6	32,797	2,776,606
MFS Inflation-Adjusted Bond Fund - Class R6	109,651	1,144,753
MFS International Growth Fund - Class R6	55,244	1,629,711
MFS International New Discovery Fund - Class R6	58,601	1,850,046
MFS International Value Fund - Class R6	41,565	1,613,542
MFS Mid Cap Growth Fund - Class R6	143,873	2,299,091
MFS Mid Cap Value Fund - Class R6	101,707	2,286,383
MFS New Discovery Fund - Class R6	20,028	574,392
MFS New Discovery Value Fund - Class R6	38,253	571,494
MFS Research Fund - Class R6	45,282	1,835,301
MFS Research International Fund - Class R6	110,108	1,857,517
MFS Total Return Bond Fund - Class R6	107,237	1,144,217
MFS Value Fund - Class R6	72,879	2,751,929
Total Underlying Affiliated Funds (Identified Cost, $42,017,373)		$45,976,150

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $211,028)	211,049	$211,049
Total Investments (Identified Cost, $42,228,401)		$46,187,199

Other Assets, Less Liabilities - (0.1)%		(32,974)
Net Assets - 100.0%		$46,154,225

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2060 FUND

Underlying Affiliated Funds - 101.0%
Issuer	Shares/Par	Value ($)
MFS Blended Research Core Equity Fund - Class R6	1,619	$41,194
MFS Blended Research Emerging Markets Equity Fund - Class R6	814	10,375
MFS Blended Research Growth Equity Fund - Class R6	5,261	62,031
MFS Blended Research International Equity Fund - Class R6	10,520	114,768
MFS Blended Research Mid Cap Equity Fund - Class R6	9,443	102,741
MFS Blended Research Small Cap Equity Fund - Class R6	2,112	25,762
MFS Blended Research Value Equity Fund - Class R6	5,168	61,549
MFS Commodity Strategy Fund - Class R6 (v)	8,838	51,083
MFS Emerging Markets Equity Fund - Class R6	335	10,403
MFS Global Real Estate Fund - Class R6	3,347	50,748
MFS Growth Fund - Class R6	739	62,525
MFS Inflation-Adjusted Bond Fund - Class R6	2,458	25,664
MFS International Growth Fund - Class R6	1,242	36,632
MFS International New Discovery Fund - Class R6	1,320	41,675
MFS International Value Fund - Class R6	935	36,315
MFS Mid Cap Growth Fund - Class R6	3,238	51,744
MFS Mid Cap Value Fund - Class R6	2,282	51,289
MFS New Discovery Fund - Class R6	450	12,918
MFS New Discovery Value Fund - Class R6	858	12,817
MFS Research Fund - Class R6	1,018	41,256
MFS Research International Fund - Class R6	2,479	41,812
MFS Total Return Bond Fund - Class R6	2,404	25,654
MFS Value Fund - Class R6	1,637	61,804
Total Underlying Affiliated Funds (Identified Cost, $974,384)		$1,032,759

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $8,159)	8,159	$8,159
Total Investments (Identified Cost, $982,543)		$1,040,918

Other Assets, Less Liabilities - (1.8)%		(18,577)
Net Assets - 100.0%		$1,022,341

Portfolio Footnotes:

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/17

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Assets
Investments
Underlying affiliated funds, at value (Identified cost, $581,798,874, $357,651,436, $212,369,926, $440,934,172, and $180,614,024, respectively)	$627,867,031	$397,334,921	$228,043,439	$527,381,372	$199,987,490
Receivables for
Investments sold	567,385	534,235	303,322	235,864	21,198
Fund shares sold	600,449	1,772,504	586,925	3,955,589	1,496,530
Receivable from investment adviser	196,013	117,179	75,019	141,825	83,822
Other assets	2,507	1,562	871	1,785	773
Total assets	$629,233,385	$399,760,401	$229,009,576	$531,716,435	$201,589,813

Liabilities
Payable to custodian	$—	$714,343	$—	$—	$—
Payables for
Distributions	18,979	—	—	—	—
Investments purchased	757,589	1,202,222	274,420	3,849,347	1,452,933
Fund shares reacquired	875,894	683,885	612,973	484,265	163,559
Payable to affiliates
Shareholder servicing costs	351,741	297,008	167,261	365,991	143,674
Distribution and service fees	30,232	10,485	3,140	13,677	2,821
Program manager fee	604	—	—	—	—
Payable for independent Trustees’ compensation	52	41	13	34	14
Accrued expenses and other liabilities	116,813	76,341	54,435	85,789	66,014
Total liabilities	$2,151,904	$2,984,325	$1,112,242	$4,799,103	$1,829,015
Net assets	$627,081,481	$396,776,076	$227,897,334	$526,917,332	$199,760,798

Net assets consist of
Paid-in capital	$590,341,907	$361,091,335	$212,559,827	$445,810,686	$180,637,551
Unrealized appreciation (depreciation) on investments	46,068,157	39,683,485	15,673,513	86,447,200	19,373,466
Accumulated net realized gain (loss) on investments	(8,745,650)	(6,128,503)	(1,202,074)	(6,487,778)	(498,240)
Accumulated undistributed (distributions in excess of) net investment income	(582,933)	2,129,759	866,068	1,147,224	248,021
Net assets	$627,081,481	$396,776,076	$227,897,334	$526,917,332	$199,760,798

Statements of Assets and Liabilities – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net assets
Class A	$115,872,211	$50,238,881	$14,517,900	$57,960,876	$10,591,204
Class B	15,801,194	5,424,722	1,339,848	8,752,512	1,314,373
Class C	147,517,974	16,628,995	3,311,048	15,826,724	1,893,174
Class I	32,683,295	1,630,942	127,273	1,743,325	310,639
Class R1	4,453,195	4,354,769	432,429	5,740,434	664,109
Class R2	31,542,271	76,217,245	23,252,979	105,808,467	20,918,460
Class R3	49,627,873	74,655,083	39,041,804	109,088,324	35,283,879
Class R4	112,472,180	146,534,819	135,039,696	188,412,556	119,254,383
Class R6	6,775,389	21,090,620	10,834,357	33,584,114	9,530,577
Class 529A	73,448,283	—	—	—	—
Class 529B	4,721,627	—	—	—	—
Class 529C	32,165,989	—	—	—	—
Total net assets	$627,081,481	$396,776,076	$227,897,334	$526,917,332	$199,760,798

Shares of beneficial interest outstanding
Class A	9,501,606	3,882,744	1,175,086	3,978,917	785,332
Class B	1,295,538	422,405	109,289	609,061	98,164
Class C	12,099,667	1,312,354	271,130	1,107,730	141,818
Class I	2,679,212	125,183	10,267	119,147	22,998
Class R1	364,773	338,048	35,068	397,547	49,395
Class R2	2,585,520	5,933,970	1,891,677	7,332,635	1,557,267
Class R3	4,069,076	5,765,301	3,162,466	7,504,754	2,613,461
Class R4	9,220,398	11,264,578	10,894,671	12,870,629	8,808,012
Class R6	553,892	1,620,439	873,266	2,293,150	703,425
Class 529A	7,318,262	—	—	—	—
Class 529B	470,432	—	—	—	—
Class 529C	3,205,257	—	—	—	—
Total shares of beneficial interest outstanding	53,363,633	30,665,022	18,422,920	36,213,570	14,779,872

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.20	$12.94	$12.35	$14.57	$13.49
Offering price per share (100 / 94.25 x net asset value per share)	$12.94	$13.73	$13.10	$15.46	$14.31

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.20	$12.84	$12.26	$14.37	$13.39

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.19	$12.67	$12.21	$14.29	$13.35

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.20	$13.03	$12.40	$14.63	$13.51

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.21	$12.88	$12.33	$14.44	$13.44

Statements of Assets and Liabilities – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.20	$12.84	$12.29	$14.43	$13.43

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.20	$12.95	$12.35	$14.54	$13.50

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.20	$13.01	$12.40	$14.64	$13.54

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.23	$13.02	$12.41	$14.65	$13.55

Class 529A shares
Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$10.04	$—	$—	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$10.65	$—	$—	$—	$—

Class 529B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.04	$—	$—	$—	$—

Class 529C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.04	$—	$—	$—	$—

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities – continued

At 4/30/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Assets
Investments
Underlying affiliated funds, at value (Identified cost, $326,696,414, $118,903,660, $140,837,105, $42,228,401, and $982,543, respectively)	$404,270,133	$132,395,797	$161,340,028	$46,187,199	$1,040,918
Receivables for
Investments sold	72,506	61,978	19,674	19,202	1,659
Fund shares sold	1,736,541	308,620	642,416	189,878	2,437
Receivable from investment adviser	118,781	67,982	71,401	49,036	9,278
Other assets	1,465	604	690	269	—
Total assets	$406,199,426	$132,834,981	$162,074,209	$46,445,584	$1,054,292

Liabilities
Payable to custodian	$128,713	$—	$—	$—	$—
Payables for
Investments purchased	1,258,467	392,493	617,821	154,237	2,792
Fund shares reacquired	528,304	18,251	93,464	45,705	—
Payable to affiliates
Shareholder servicing costs	291,232	101,238	123,850	43,038	54
Distribution and service fees	9,454	1,712	3,371	962	25
Payable for independent Trustees’ compensation	38	10	16	10	5
Accrued expenses and other liabilities	77,642	57,163	60,465	47,407	29,075
Total liabilities	$2,293,850	$570,867	$898,987	$291,359	$31,951
Net assets	$403,905,576	$132,264,114	$161,175,222	$46,154,225	$1,022,341

Net assets consist of
Paid-in capital	$330,725,281	$118,843,484	$141,258,856	$42,261,718	$954,564
Unrealized appreciation (depreciation) on investments	77,573,719	13,492,137	20,502,923	3,958,798	58,375
Accumulated net realized gain (loss) on investments	(4,511,750)	(79,082)	(586,557)	(66,681)	8,954
Undistributed net investment income	118,326	7,575	—	390	448
Net assets	$403,905,576	$132,264,114	$161,175,222	$46,154,225	$1,022,341

Statements of Assets and Liabilities – continued

At 4/30/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Net assets
Class A	$35,092,550	$6,134,988	$11,383,243	$3,516,125	$59,241
Class B	4,924,230	746,492	1,048,212	407,001	54,783
Class C	11,034,821	1,639,648	2,535,095	1,283,810	59,528
Class I	1,670,086	137,500	423,193	79,328	54,279
Class R1	4,130,291	462,670	606,310	318,447	54,064
Class R2	82,964,621	10,716,124	33,804,555	6,657,152	54,174
Class R3	63,409,323	23,478,761	27,276,140	10,284,642	87,932
Class R4	174,886,609	84,596,574	75,322,603	21,881,997	54,876
Class R6	25,793,045	4,351,357	8,775,871	1,725,723	543,464
Total net assets	$403,905,576	$132,264,114	$161,175,222	$46,154,225	$1,022,341

Shares of beneficial interest outstanding
Class A	2,338,736	444,800	684,433	251,152	5,520
Class B	331,117	54,491	63,747	29,168	5,118
Class C	750,805	120,073	155,091	92,651	5,561
Class I	110,723	9,930	25,458	5,667	5,054
Class R1	278,790	33,650	37,015	22,873	5,051
Class R2	5,574,046	781,888	2,056,641	477,552	5,052
Class R3	4,227,665	1,703,441	1,649,871	734,486	8,194
Class R4	11,576,391	6,119,726	4,536,472	1,556,820	5,110
Class R6	1,706,405	314,680	528,578	122,719	50,602
Total shares of beneficial interest outstanding	26,894,678	9,582,679	9,737,306	3,293,088	95,262

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$15.00	$13.79	$16.63	$14.00	$10.73
Offering price per share (100 / 94.25 x net asset value per share)	$15.92	$14.63	$17.64	$14.85	$11.38

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$14.87	$13.70	$16.44	$13.95	$10.70

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$14.70	$13.66	$16.35	$13.86	$10.70

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.08	$13.85	$16.62	$14.00	$10.74

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.82	$13.75	$16.38	$13.92	$10.70

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.88	$13.71	$16.44	$13.94	$10.72

Statements of Assets and Liabilities – continued

At 4/30/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.00	$13.78	$16.53	$14.00	$10.73

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.11	$13.82	$16.60	$14.06	$10.74

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.12	$13.83	$16.60	$14.06	$10.74

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/17

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net investment income
Dividends from underlying affiliated funds	$12,161,811	$7,940,169	$3,470,448	$7,975,766	$2,287,528
Excess expense reimbursement from investment adviser	945	4,707	3,201	8,705	2,848
Total investment income	$12,162,756	$7,944,876	$3,473,649	$7,984,471	$2,290,376
Expenses
Distribution and service fees	$2,811,493	$925,044	$226,602	$1,139,400	$181,122
Shareholder servicing costs	861,732	608,304	305,997	769,745	277,949
Program manager fees	100,547	—	—	—	—
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	16,882	10,153	5,008	11,513	4,926
NASDAQ listing fee	7,450	5,650	5,650	5,650	5,650
Custodian fee	27,158	13,680	8,715	15,633	7,898
Shareholder communications	108,395	50,663	24,661	59,424	38,128
Audit and tax fees	37,067	35,445	34,614	35,473	34,597
Legal fees	33,870	4,417	2,158	5,302	1,824
Registration fees	159,239	139,061	137,519	141,218	137,470
Miscellaneous	22,158	16,537	12,647	17,815	12,073
Total expenses	$4,203,491	$1,826,454	$781,071	$2,218,673	$719,137
Reduction of expenses by investment adviser and distributor	(1,346,510)	(899,590)	(555,070)	(1,078,033)	(537,298)
Net expenses	$2,856,981	$926,864	$226,001	$1,140,640	$181,839
Net investment income	$9,305,775	$7,018,012	$3,247,648	$6,843,831	$2,108,537

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$10,845,304	$21,384,750	$2,087,606	$19,131,079	$1,121,855
Capital gain distributions from underlying affiliated funds	1,866,790	1,560,261	1,096,515	3,784,912	1,365,853
Net realized gain (loss) on investments	$12,712,094	$22,945,011	$3,184,121	$22,915,991	$2,487,708
Change in unrealized appreciation (depreciation) on investments	$5,679,230	$(4,709,199)	$10,236,767	$26,233,422	$15,415,396
Net realized and unrealized gain (loss) on investments	$18,391,324	$18,235,812	$13,420,888	$49,149,413	$17,903,104
Change in net assets from operations	$27,697,099	$25,253,824	$16,668,536	$55,993,244	$20,011,641

See Notes to Financial Statements

Statements of Operations – continued

Year ended 4/30/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund (c)
Net investment income
Dividends from underlying affiliated funds	$4,901,855	$1,350,642	$1,803,211	$412,812	$9,898
Excess expense reimbursement from investment adviser	7,285	1,364	2,222	685	347
Total investment income	$4,909,140	$1,352,006	$1,805,433	$413,497	$10,245
Expenses
Distribution and service fees	$776,658	$112,533	$237,659	$59,716	$847
Shareholder servicing costs	653,671	216,112	297,910	116,919	221
Administrative services fee	17,500	17,500	17,500	17,500	7,001
Independent Trustees’ compensation	10,073	3,327	4,882	1,279	222
NASDAQ listing fee	5,650	5,650	5,650	5,650	6,750
Custodian fee	13,074	6,886	7,651	5,191	4,142
Shareholder communications	55,192	33,293	35,077	24,937	2,338
Audit and tax fees	35,431	34,580	34,776	34,554	21,103
Legal fees	4,110	1,342	1,781	552	12
Registration fees	134,440	130,613	130,128	126,606	11,558
Miscellaneous	15,996	11,113	11,714	9,780	2,853
Total expenses	$1,721,795	$572,949	$784,728	$402,684	$57,047
Reduction of expenses by investment adviser and distributor	(943,629)	(459,955)	(546,274)	(342,780)	(56,366)
Net expenses	$778,166	$112,994	$238,454	$59,904	$681
Net investment income	$4,130,974	$1,239,012	$1,566,979	$353,593	$9,564

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$14,227,777	$727,521	$1,421,696	$141,648	$407
Capital gain distributions from underlying affiliated funds	3,592,135	1,035,659	1,386,469	319,061	8,547
Net realized gain (loss) on investments	$17,819,912	$1,763,180	$2,808,165	$460,709	$8,954
Change in unrealized appreciation (depreciation) on investments	$26,979,143	$11,206,230	$14,170,626	$3,490,968	$58,375
Net realized and unrealized gain (loss) on investments	$44,799,055	$12,969,410	$16,978,791	$3,951,677	$67,329
Change in net assets from operations	$48,930,029	$14,208,422	$18,545,770	$4,305,270	$76,893

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 4/30/17	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income	$9,305,775	$7,018,012	$3,247,648	$6,843,831	$2,108,537
Net realized gain (loss) on investments	12,712,094	22,945,011	3,184,121	22,915,991	2,487,708
Net unrealized gain (loss) on investments	5,679,230	(4,709,199)	10,236,767	26,233,422	15,415,396
Change in net assets from operations	$27,697,099	$25,253,824	$16,668,536	$55,993,244	$20,011,641

Distributions declared to shareholders
From net investment income	$(10,768,435)	$(6,430,157)	$(2,980,136)	$(6,550,019)	$(2,050,006)
From net realized gain on investments	(12,883,734)	(22,990,697)	(4,408,208)	(26,447,349)	(3,810,062)
Total distributions declared to shareholders	$(23,652,169)	$(29,420,854)	$(7,388,344)	$(32,997,368)	$(5,860,068)
Change in net assets from fund share transactions	$75,393,702	$29,645,645	$61,904,004	$58,316,635	$58,007,374
Total change in net assets	$79,438,632	$25,478,615	$71,184,196	$81,312,511	$72,158,947

Net assets
At beginning of period	547,642,849	371,297,461	156,713,138	445,604,821	127,601,851
At end of period	$627,081,481	$396,776,076	$227,897,334	$526,917,332	$199,760,798
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(582,933)	$2,129,759	$866,068	$1,147,224	$248,021

Year ended 4/30/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund (c)
Change in net assets

From operations
Net investment income	$4,130,974	$1,239,012	$1,566,979	$353,593	$9,564
Net realized gain (loss) on investments	17,819,912	1,763,180	2,808,165	460,709	8,954
Net unrealized gain (loss) on investments	26,979,143	11,206,230	14,170,626	3,490,968	58,375
Change in net assets from operations	$48,930,029	$14,208,422	$18,545,770	$4,305,270	$76,893

Distributions declared to shareholders
From net investment income	$(4,105,019)	$(1,275,012)	$(1,605,000)	$(357,010)	$(9,619)
From net realized gain on investments	(20,266,121)	(2,480,091)	(3,730,040)	(507,003)	—
Total distributions declared to shareholders	$(24,371,140)	$(3,755,103)	$(5,335,040)	$(864,013)	$(9,619)
Change in net assets from fund share transactions	$38,996,050	$38,417,005	$33,827,145	$22,114,656	$955,067
Total change in net assets	$63,554,939	$48,870,324	$47,037,875	$25,555,913	$1,022,341

Net assets
At beginning of period	340,350,637	83,393,790	114,137,347	20,598,312	—
At end of period	$403,905,576	$132,264,114	$161,175,222	$46,154,225	$1,022,341
Undistributed net investment income included in net assets at end of period	$118,326	$7,575	$—	$390	$448

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/16	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income	$6,741,888	$5,372,494	$2,021,153	$4,562,572	$1,245,244
Net realized gain (loss) on investments	2,298,877	4,971,461	1,165,065	6,980,860	1,781,794
Net unrealized gain (loss) on investments	(7,423,066)	(9,182,673)	(3,065,953)	(16,162,443)	(4,182,940)
Change in net assets from operations	$1,617,699	$1,161,282	$120,265	$(4,619,011)	$(1,155,902)

Distributions declared to shareholders
From net investment income	$(6,837,067)	$(5,979,534)	$(2,211,003)	$(5,700,117)	$(1,571,569)
From net realized gain on investments	(3,998,486)	(6,060,596)	(1,999,071)	(6,294,068)	(2,014,873)
Total distributions declared to shareholders	$(10,835,553)	$(12,040,130)	$(4,210,074)	$(11,994,185)	$(3,586,442)
Change in net assets from fund share transactions	$6,880,409	$18,540,996	$31,394,216	$54,615,793	$26,148,823
Total change in net assets	$(2,337,445)	$7,662,148	$27,304,407	$38,002,597	$21,406,479

Net assets
At beginning of period	549,980,294	363,635,313	129,408,731	407,602,224	106,195,372
At end of period	$547,642,849	$371,297,461	$156,713,138	$445,604,821	$127,601,851
Undistributed net investment income included in net assets at end of period	$689,628	$1,541,904	$598,556	$853,412	$189,490

Year ended 4/30/16	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income	$2,637,827	$650,014	$895,609	$117,492
Net realized gain (loss) on investments	5,688,827	1,175,629	1,562,784	125,473
Net unrealized gain (loss) on investments	(13,192,564)	(2,343,610)	(3,535,842)	(153,530)
Change in net assets from operations	$(4,865,910)	$(517,967)	$(1,077,449)	$89,435

Distributions declared to shareholders
From net investment income	$(3,740,073)	$(884,014)	$(1,249,014)	$(163,002)
From net realized gain on investments	(6,684,166)	(1,168,259)	(1,717,029)	(183,069)
Total distributions declared to shareholders	$(10,424,239)	$(2,052,273)	$(2,966,043)	$(346,071)
Change in net assets from fund share transactions	$45,353,736	$23,908,587	$27,400,561	$9,829,221
Total change in net assets	$30,063,587	$21,338,347	$23,357,069	$9,572,585

Net assets
At beginning of period	310,287,050	62,055,443	90,780,278	11,025,727
At end of period	$340,350,637	$83,393,790	$114,137,347	$20,598,312
Undistributed net investment income included in net assets at end of period	$92,371	$43,575	$37,177	$3,807

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.08	$12.29	$12.15	$11.97	$11.40

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.18	$0.21	$0.23	$0.25
Net realized and unrealized gain (loss) on investments	0.39	(0.11)	0.22	0.22	0.59
Total from investment operations	$0.60	$0.07	$0.43	$0.45	$0.84

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.19)	$(0.22)	$(0.25)	$(0.27)
From net realized gain on investments	(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.48)	$(0.28)	$(0.29)	$(0.27)	$(0.27)
Net asset value, end of period (x)	$12.20	$12.08	$12.29	$12.15	$11.97
Total return (%) (r)(s)(t)(x)	5.09	0.58	3.66	3.81	7.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.38	0.39	0.39	0.40
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.74	1.54	1.68	1.95	2.16
Portfolio turnover	25	10	14	10	8
Net assets at end of period (000 omitted)	$115,872	$120,810	$126,212	$108,202	$108,914

	Years ended 4/30
Class B	2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.08	$12.29	$12.15	$11.97	$11.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.09	$0.11	$0.15	$0.16
Net realized and unrealized gain (loss) on investments	0.39	(0.11)	0.23	0.21	0.58
Total from investment operations	$0.51	$(0.02)	$0.34	$0.36	$0.74

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.10)	$(0.13)	$(0.16)	$(0.18)
From net realized gain on investments	(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.39)	$(0.19)	$(0.20)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$12.20	$12.08	$12.29	$12.15	$11.97
Total return (%) (r)(s)(t)(x)	4.31	(0.16)	2.89	3.04	6.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.13	1.14	1.14	1.15
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.98	0.79	0.93	1.22	1.41
Portfolio turnover	25	10	14	10	8
Net assets at end of period (000 omitted)	$15,801	$18,088	$20,720	$18,577	$17,243

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Years ended 4/30
Class C	2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.08	$12.29	$12.15	$11.97	$11.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.09	$0.11	$0.15	$0.16
Net realized and unrealized gain (loss) on investments	0.38	(0.11)	0.23	0.21	0.58
Total from investment operations	$0.50	$(0.02)	$0.34	$0.36	$0.74

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.10)	$(0.13)	$(0.16)	$(0.18)
From net realized gain on investments	(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.39)	$(0.19)	$(0.20)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$12.19	$12.08	$12.29	$12.15	$11.97
Total return (%) (r)(s)(t)(x)	4.22	(0.16)	2.89	3.04	6.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.13	1.14	1.14	1.15
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.98	0.79	0.93	1.22	1.40
Portfolio turnover	25	10	14	10	8
Net assets at end of period (000 omitted)	$147,518	$153,472	$162,868	$129,848	$82,969

	Years ended 4/30
Class I	2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.08	$12.30	$12.15	$11.98	$11.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.24	$0.21	$0.23	$0.27	$0.28
Net realized and unrealized gain (loss) on investments	0.39	(0.12)	0.25	0.20	0.59
Total from investment operations	$0.63	$0.09	$0.48	$0.47	$0.87

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.22)	$(0.26)	$(0.28)	$(0.30)
From net realized gain on investments	(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.51)	$(0.31)	$(0.33)	$(0.30)	$(0.30)
Net asset value, end of period (x)	$12.20	$12.08	$12.30	$12.15	$11.98
Total return (%) (r)(s)(t)(x)	5.35	0.75	4.00	3.99	7.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.13	0.14	0.14	0.15
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.98	1.76	1.92	2.23	2.39
Portfolio turnover	25	10	14	10	8
Net assets at end of period (000 omitted)	$32,683	$26,134	$29,661	$26,507	$19,403

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Years ended 4/30
Class R1	2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.09	$12.30	$12.16	$11.98	$11.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.10	$0.12	$0.15	$0.16
Net realized and unrealized gain (loss) on investments	0.39	(0.12)	0.22	0.21	0.59
Total from investment operations	$0.51	$(0.02)	$0.34	$0.36	$0.75

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.10)	$(0.13)	$(0.16)	$(0.18)
From net realized gain on investments	(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.39)	$(0.19)	$(0.20)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$12.21	$12.09	$12.30	$12.16	$11.98
Total return (%) (r)(s)(t)(x)	4.31	(0.16)	2.88	3.04	6.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.13	1.14	1.14	1.15
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.96	0.79	0.95	1.22	1.43
Portfolio turnover	25	10	14	10	8
Net assets at end of period (000 omitted)	$4,453	$5,332	$5,606	$2,368	$2,503

	Years ended 4/30
Class R2	2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.08	$12.30	$12.16	$11.98	$11.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.16	$0.18	$0.21	$0.23
Net realized and unrealized gain (loss) on investments	0.39	(0.13)	0.22	0.21	0.58
Total from investment operations	$0.57	$0.03	$0.40	$0.42	$0.81

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.16)	$(0.19)	$(0.22)	$(0.24)
From net realized gain on investments	(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.45)	$(0.25)	$(0.26)	$(0.24)	$(0.24)
Net asset value, end of period (x)	$12.20	$12.08	$12.30	$12.16	$11.98
Total return (%) (r)(s)(t)(x)	4.83	0.25	3.40	3.55	7.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71	0.63	0.64	0.64	0.65
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	1.49	1.32	1.46	1.72	1.95
Portfolio turnover	25	10	14	10	8
Net assets at end of period (000 omitted)	$31,542	$24,621	$28,528	$7,506	$8,640

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Years ended 4/30
Class R3	2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.08	$12.30	$12.15	$11.97	$11.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.17	$0.21	$0.23	$0.25
Net realized and unrealized gain (loss) on investments	0.39	(0.11)	0.23	0.22	0.58
Total from investment operations	$0.60	$0.06	$0.44	$0.45	$0.83

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.19)	$(0.22)	$(0.25)	$(0.27)
From net realized gain on investments	(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.48)	$(0.28)	$(0.29)	$(0.27)	$(0.27)
Net asset value, end of period (x)	$12.20	$12.08	$12.30	$12.15	$11.97
Total return (%) (r)(s)(t)(x)	5.09	0.50	3.74	3.81	7.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.38	0.39	0.39	0.40
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.74	1.46	1.68	1.96	2.15
Portfolio turnover	25	10	14	10	8
Net assets at end of period (000 omitted)	$49,628	$33,728	$25,641	$14,526	$14,704

	Years ended 4/30
Class R4	2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.08	$12.30	$12.16	$11.98	$11.42

Income (loss) from investment operations
Net investment income (d)(l)	$0.24	$0.21	$0.24	$0.27	$0.28
Net realized and unrealized gain (loss) on investments	0.39	(0.12)	0.23	0.21	0.58
Total from investment operations	$0.63	$0.09	$0.47	$0.48	$0.86

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.22)	$(0.26)	$(0.28)	$(0.30)
From net realized gain on investments	(0.24)	(0.09)	(0.07)	(0.02)	—
Total distributions declared to shareholders	$(0.51)	$(0.31)	$(0.33)	$(0.30)	$(0.30)
Net asset value, end of period (x)	$12.20	$12.08	$12.30	$12.16	$11.98
Total return (%) (r)(s)(t)(x)	5.35	0.75	3.92	4.07	7.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.13	0.14	0.14	0.15
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	2.01	1.78	1.93	2.22	2.41
Portfolio turnover	25	10	14	10	8
Net assets at end of period (000 omitted)	$112,472	$83,522	$75,336	$33,109	$25,505

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

Class R6	Period ended 4/30/17 (i)
Net asset value, beginning of period	$12.37

Income (loss) from investment operations
Net investment income (d)(l)	$0.11
Net realized and unrealized gain (loss) on investments	0.21	(g)
Total from investment operations	$0.32

Less distributions declared to shareholders
From net investment income	$(0.22)
From net realized gain on investments	(0.24)
Total distributions declared to shareholders	$(0.46)
Net asset value, end of period (x)	$12.23
Total return (%) (r)(s)(t)(x)	2.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	1.34	(a)
Portfolio turnover	25
Net assets at end of period (000 omitted)	$6,775

	Years ended 4/30		Period ended 4/30/15 (i)
Class 529A	2017	2016
Net asset value, beginning of period	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.15	$0.02
Net realized and unrealized gain (loss) on investments	0.32	(0.10)	0.19
Total from investment operations	$0.49	$0.05	$0.21

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.15)	$(0.04)
From net realized gain on investments	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.43)	$(0.24)	$(0.04)
Net asset value, end of period (x)	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	5.08	0.53	2.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	0.48	0.53	(a)
Expenses after expense reductions (f)(h)	0.29	0.29	0.30	(a)
Net investment income (l)	1.70	1.48	0.70	(a)
Portfolio turnover	25	10	14
Net assets at end of period (000 omitted)	$73,448	$52,434	$47,993

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Years ended 4/30		Period ended 4/30/15 (i)
Class 529B	2017	2016
Net asset value, beginning of period	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.32	(0.10)	0.18
Total from investment operations	$0.42	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.07)	$(0.01)
From net realized gain on investments	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.36)	$(0.16)	$(0.01)
Net asset value, end of period (x)	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	4.30	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	1.23	1.28	(a)
Expenses after expense reductions (f)(h)	1.05	1.04	1.04	(a)
Net investment income (l)	0.96	0.73	(0.05	)(a)
Portfolio turnover	25	10	14
Net assets at end of period (000 omitted)	$4,722	$3,456	$3,428

	Years ended 4/30		Period ended 4/30/15 (i)
Class 529C	2017	2016
Net asset value, beginning of period	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.33	(0.10)	0.18
Total from investment operations	$0.42	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.07)	$(0.01)
From net realized gain on investments	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.36)	$(0.16)	$(0.01)
Net asset value, end of period (x)	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	4.30	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	1.23	1.28	(a)
Expenses after expense reductions (f)(h)	1.05	1.04	1.05	(a)
Net investment income (l)	0.94	0.74	(0.05	)(a)
Portfolio turnover	25	10	14
Net assets at end of period (000 omitted)	$32,166	$26,047	$23,987
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, January 8, 2015 (Classes 529A, 529B, and 529C) and August 29, 2016 (Class R6) through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.08	$13.52	$13.16	$12.49	$11.54

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.20	$0.22	$0.25	$0.23
Net realized and unrealized gain (loss) on investments	0.60	(0.18)	0.40	0.64	0.95
Total from investment operations	$0.83	$0.02	$0.62	$0.89	$1.18

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.23)	$(0.26)	$(0.22)	$(0.23)
From net realized gain on investments	(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$(0.97)	$(0.46)	$(0.26)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$12.94	$13.08	$13.52	$13.16	$12.49
Total return (%) (r)(s)(t)(x)	6.60	0.20	4.76	7.18	10.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.40	0.42	0.40	0.42
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.73	1.52	1.62	1.96	1.94
Portfolio turnover	35	11	18	12	15
Net assets at end of period (000 omitted)	$50,239	$46,171	$45,846	$55,682	$39,924

	Years ended 4/30
Class B	2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.98	$13.41	$13.06	$12.40	$11.45

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.10	$0.12	$0.14	$0.14
Net realized and unrealized gain (loss) on investments	0.59	(0.17)	0.39	0.64	0.96
Total from investment operations	$0.72	$(0.07)	$0.51	$0.78	$1.10

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.13)	$(0.16)	$(0.12)	$(0.15)
From net realized gain on investments	(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$(0.86)	$(0.36)	$(0.16)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$12.84	$12.98	$13.41	$13.06	$12.40
Total return (%) (r)(s)(t)(x)	5.75	(0.49)	3.96	6.33	9.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.15	1.17	1.15	1.17
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.99	0.77	0.93	1.12	1.19
Portfolio turnover	35	11	18	12	15
Net assets at end of period (000 omitted)	$5,425	$6,376	$6,605	$7,055	$6,777

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class C	2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.83	$13.26	$12.92	$12.27	$11.34

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.10	$0.12	$0.14	$0.14
Net realized and unrealized gain (loss) on investments	0.58	(0.18)	0.39	0.64	0.94
Total from investment operations	$0.71	$(0.08)	$0.51	$0.78	$1.08

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.12)	$(0.17)	$(0.13)	$(0.15)
From net realized gain on investments	(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$(0.87)	$(0.35)	$(0.17)	$(0.13)	$(0.15)
Net asset value, end of period (x)	$12.67	$12.83	$13.26	$12.92	$12.27
Total return (%) (r)(s)(t)(x)	5.76	(0.53)	3.97	6.36	9.64

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.15	1.17	1.15	1.17
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.98	0.76	0.92	1.13	1.19
Portfolio turnover	35	11	18	12	15
Net assets at end of period (000 omitted)	$16,629	$17,196	$18,428	$18,515	$16,209

	Years ended 4/30
Class I	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.16	$13.60	$13.24	$12.56	$11.59

Income (loss) from investment operations
Net investment income (d)(l)	$0.30	$0.23	$0.26	$0.27	$0.26
Net realized and unrealized gain (loss) on investments	0.57	(0.18)	0.40	0.66	0.97
Total from investment operations	$0.87	$0.05	$0.66	$0.93	$1.23

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.26)	$(0.30)	$(0.25)	$(0.26)
From net realized gain on investments	(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$(1.00)	$(0.49)	$(0.30)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$13.03	$13.16	$13.60	$13.24	$12.56
Total return (%) (r)(s)(t)(x)	6.91	0.45	5.03	7.42	10.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.15	0.17	0.15	0.17
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	2.25	1.78	1.93	2.10	2.18
Portfolio turnover	35	11	18	12	15
Net assets at end of period (000 omitted)	$1,631	$4,466	$7,312	$2,916	$2,778

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R1	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.00	$13.42	$13.06	$12.39	$11.43

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.10	$0.12	$0.14	$0.14
Net realized and unrealized gain (loss) on investments	0.60	(0.18)	0.40	0.64	0.96
Total from investment operations	$0.72	$(0.08)	$0.52	$0.78	$1.10

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.11)	$(0.16)	$(0.11)	$(0.14)
From net realized gain on investments	(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$(0.84)	$(0.34)	$(0.16)	$(0.11)	$(0.14)
Net asset value, end of period (x)	$12.88	$13.00	$13.42	$13.06	$12.39
Total return (%) (r)(s)(t)(x)	5.73	(0.54)	3.99	6.35	9.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.15	1.17	1.15	1.18
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.95	0.78	0.93	1.12	1.19
Portfolio turnover	35	11	18	12	15
Net assets at end of period (000 omitted)	$4,355	$4,794	$6,357	$7,494	$8,293

	Years ended 4/30
Class R2	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.00	$13.43	$13.08	$12.42	$11.46

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.17	$0.19	$0.21	$0.20
Net realized and unrealized gain (loss) on investments	0.59	(0.18)	0.39	0.64	0.96
Total from investment operations	$0.78	$(0.01)	$0.58	$0.85	$1.16

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.19)	$(0.23)	$(0.19)	$(0.20)
From net realized gain on investments	(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$(0.94)	$(0.42)	$(0.23)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$12.84	$13.00	$13.43	$13.08	$12.42
Total return (%) (r)(s)(t)(x)	6.26	0.01	4.48	6.83	10.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	0.65	0.67	0.65	0.68
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	1.49	1.28	1.42	1.63	1.68
Portfolio turnover	35	11	18	12	15
Net assets at end of period (000 omitted)	$76,217	$63,116	$68,263	$71,178	$65,371

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R3	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.09	$13.53	$13.18	$12.50	$11.54

Income (loss) from investment operations
Net investment income (d)(l)	$0.22	$0.19	$0.22	$0.24	$0.23
Net realized and unrealized gain (loss) on investments	0.61	(0.17)	0.40	0.66	0.96
Total from investment operations	$0.83	$0.02	$0.62	$0.90	$1.19

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.23)	$(0.27)	$(0.22)	$(0.23)
From net realized gain on investments	(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$(0.97)	$(0.46)	$(0.27)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$12.95	$13.09	$13.53	$13.18	$12.50
Total return (%) (r)(s)(t)(x)	6.59	0.20	4.72	7.20	10.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.40	0.42	0.40	0.42
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.71	1.45	1.67	1.86	1.94
Portfolio turnover	35	11	18	12	15
Net assets at end of period (000 omitted)	$74,655	$63,904	$51,380	$44,145	$41,188

	Years ended 4/30
Class R4	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.15	$13.58	$13.23	$12.55	$11.58

Income (loss) from investment operations
Net investment income (d)(l)	$0.27	$0.23	$0.26	$0.27	$0.27
Net realized and unrealized gain (loss) on investments	0.59	(0.17)	0.39	0.66	0.96
Total from investment operations	$0.86	$0.06	$0.65	$0.93	$1.23

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.26)	$(0.30)	$(0.25)	$(0.26)
From net realized gain on investments	(0.76)	(0.23)	—	—	—
Total distributions declared to shareholders	$(1.00)	$(0.49)	$(0.30)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$13.01	$13.15	$13.58	$13.23	$12.55
Total return (%) (r)(s)(t)(x)	6.83	0.53	4.96	7.42	10.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.15	0.17	0.15	0.16
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	2.02	1.76	1.94	2.13	2.21
Portfolio turnover	35	11	18	12	15
Net assets at end of period (000 omitted)	$146,535	$165,273	$159,446	$147,311	$109,518

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

Class R6	Period ended 4/30/17 (i)
Net asset value, beginning of period	$13.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.11
Net realized and unrealized gain (loss) on investments	0.32	(g)
Total from investment operations	$0.43

Less distributions declared to shareholders
From net investment income	$(0.25)
From net realized gain on investments	(0.76)
Total distributions declared to shareholders	$(1.01)
Net asset value, end of period (x)	$13.02
Total return (%) (r)(s)(t)(x)	3.43	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.16	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	1.28	(a)
Portfolio turnover	35
Net assets at end of period (000 omitted)	$21,091

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30				Period ended 4/30/13 (c)
Class A	2017	2016	2015	2014
Net asset value, beginning of period	$11.76	$12.19	$11.81	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.16	$0.19	$0.20	$0.09
Net realized and unrealized gain (loss) on investments	0.84	(0.24)	0.47	0.94	0.86
Total from investment operations	$1.04	$(0.08)	$0.66	$1.14	$0.95

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.18)	$(0.20)	$(0.18)	$(0.09)
From net realized gain on investments	(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.45)	$(0.35)	$(0.28)	$(0.19)	$(0.09)
Net asset value, end of period (x)	$12.35	$11.76	$12.19	$11.81	$10.86
Total return (%) (r)(s)(t)(x)	9.03	(0.60)	5.64	10.52	9.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	0.53	0.48	0.52	7.31	(a)
Expenses after expense reductions (f)(h)	0.24	0.23	0.23	0.25	0.25	(a)
Net investment income (l)	1.62	1.34	1.58	1.74	1.75	(a)
Portfolio turnover	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$14,518	$12,598	$8,807	$4,238	$380

	Years ended 4/30				Period ended 4/30/13 (c)
Class B	2017	2016	2015	2014
Net asset value, beginning of period	$11.68	$12.11	$11.75	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.07	$0.10	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	0.85	(0.24)	0.47	0.94	0.87
Total from investment operations	$0.95	$(0.17)	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.09)	(0.13)	(0.11)	$(0.08)
From net realized gain on investments	(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.37)	$(0.26)	$(0.21)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$12.26	$11.68	$12.11	$11.75	$10.83
Total return (%) (r)(s)(t)(x)	8.23	(1.37)	4.83	9.68	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	1.28	1.23	1.28	7.38	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.86	0.59	0.83	0.87	0.86	(a)
Portfolio turnover	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$1,340	$1,190	$1,035	$754	$343

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Years ended 4/30				Period ended 4/30/13 (c)
Class C	2017	2016	2015	2014
Net asset value, beginning of period	$11.63	$12.07	$11.71	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.07	$0.10	$0.13	$0.07
Net realized and unrealized gain (loss) on investments	0.84	(0.24)	0.47	0.91	0.84
Total from investment operations	$0.94	$(0.17)	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.10)	(0.13)	(0.15)	$(0.08)
From net realized gain on investments	(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.36)	$(0.27)	$(0.21)	$(0.16)	$(0.08)
Net asset value, end of period (x)	$12.21	$11.63	$12.07	$11.71	$10.83
Total return (%) (r)(s)(t)(x)	8.24	(1.37)	4.86	9.65	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	1.28	1.23	1.27	9.16	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.83	0.59	0.80	1.15	1.30	(a)
Portfolio turnover	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$3,311	$2,846	$2,213	$1,376	$171

	Years ended 4/30				Period ended 4/30/13 (c)
Class I	2017	2016	2015	2014
Net asset value, beginning of period	$11.79	$12.22	$11.83	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.27	$0.19	$0.23	$0.24	$0.12
Net realized and unrealized gain (loss) on investments	0.82	(0.25)	0.46	0.92	0.85
Total from investment operations	$1.09	$(0.06)	$0.69	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	(0.22)	(0.19)	$(0.10)
From net realized gain on investments	(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.48)	$(0.37)	$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.40	$11.79	$12.22	$11.83	$10.87
Total return (%) (r)(s)(t)(x)	9.42	(0.39)	5.89	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	0.29	0.23	0.27	9.11	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	2.25	1.59	1.87	2.09	2.45	(a)
Portfolio turnover	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$127	$4,563	$1,889	$443	$110

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Years ended 4/30				Period ended 4/30/13 (c)
Class R1	2017	2016	2015	2014
Net asset value, beginning of period	$11.79	$12.17	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.06	$0.09	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	0.86	(0.24)	0.48	0.94	0.84
Total from investment operations	$0.95	$(0.18)	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.03)	$(0.10)	$(0.08)	$(0.08)
From net realized gain on investments	(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.41)	$(0.20)	$(0.18)	$(0.09)	$(0.08)
Net asset value, end of period (x)	$12.33	$11.79	$12.17	$11.78	$10.83
Total return (%) (r)(s)(t)(x)	8.24	(1.40)	4.88	9.63	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	1.26	1.23	1.29	10.12	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.77	0.51	0.73	0.85	1.45	(a)
Portfolio turnover	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$432	$87	$163	$120	$109

	Years ended 4/30				Period ended 4/30/13 (c)
Class R2	2017	2016	2015	2014
Net asset value, beginning of period	$11.73	$12.17	$11.78	$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.12	$0.15	$0.13	$0.10
Net realized and unrealized gain (loss) on investments	0.84	(0.24)	0.49	0.97	0.84
Total from investment operations	$1.01	$(0.12)	$0.64	$1.10	$0.94

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.15)	$(0.17)	$(0.16)	$(0.09)
From net realized gain on investments	(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.45)	$(0.32)	$(0.25)	$(0.17)	$(0.09)
Net asset value, end of period (x)	$12.29	$11.73	$12.17	$11.78	$10.85
Total return (%) (r)(s)(t)(x)	8.75	(0.89)	5.42	10.19	9.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81	0.79	0.73	0.76	9.60	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50	(a)
Net investment income (l)	1.40	1.02	1.27	1.09	1.95	(a)
Portfolio turnover	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$23,253	$7,489	$4,200	$3,799	$121

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Years ended 4/30				Period ended 4/30/13 (c)
Class R3	2017	2016	2015	2014
Net asset value, beginning of period	$11.76	$12.19	$11.80	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.15	$0.17	$0.19	$0.06
Net realized and unrealized gain (loss) on investments	0.85	(0.23)	0.49	0.93	0.89
Total from investment operations	$1.05	$(0.08)	$0.66	$1.12	$0.95

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.18)	$(0.19)	$(0.17)	$(0.09)
From net realized gain on investments	(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.46)	$(0.35)	$(0.27)	$(0.18)	$(0.09)
Net asset value, end of period (x)	$12.35	$11.76	$12.19	$11.80	$10.86
Total return (%) (r)(s)(t)(x)	9.08	(0.60)	5.65	10.39	9.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	0.54	0.48	0.53	1.74	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	1.61	1.27	1.45	1.70	1.13	(a)
Portfolio turnover	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$39,042	$22,370	$12,732	$8,877	$3,065

	Years ended 4/30				Period ended 4/30/13 (c)
Class R4	2017	2016	2015	2014
Net asset value, beginning of period	$11.79	$12.22	$11.83	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.22	$0.19	$0.22	$0.21	$0.07
Net realized and unrealized gain (loss) on investments	0.87	(0.25)	0.47	0.95	0.90
Total from investment operations	$1.09	$(0.06)	$0.69	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.22)	$(0.19)	$(0.10)
From net realized gain on investments	(0.28)	(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.48)	$(0.37)	$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.40	$11.79	$12.22	$11.83	$10.87
Total return (%) (r)(s)(t)(x)	9.42	(0.40)	5.88	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	0.28	0.23	0.28	0.33	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.84	1.59	1.82	1.88	1.28	(a)
Portfolio turnover	33	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$135,040	$105,570	$98,370	$66,460	$40,552

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Period ended 4/30/17 (i)
Class R6
Net asset value, beginning of period	$12.30

Income (loss) from investment operations
Net investment income (d)(l)	$0.11
Net realized and unrealized gain (loss) on investments	0.48	(g)
Total from investment operations	$0.59

Less distributions declared to shareholders
From net investment income	$(0.20)
From net realized gain on investments	(0.28)
Total distributions declared to shareholders	$(0.48)
Net asset value, end of period (x)	$12.41
Total return (%) (r)(s)(t)(x)	5.02	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	1.31	(a)
Portfolio turnover	33
Net assets at end of period (000 omitted)	$10,834

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.91	$14.55	$13.90	$12.51	$11.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.16	$0.18	$0.17	$0.15
Net realized and unrealized gain (loss) on investments	1.42	(0.38)	0.70	1.41	1.42
Total from investment operations	$1.61	$(0.22)	$0.88	$1.58	$1.57

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.20)	$(0.23)	$(0.19)	$(0.16)
From net realized gain on investments	(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.95)	$(0.42)	$(0.23)	$(0.19)	$(0.16)
Net asset value, end of period (x)	$14.57	$13.91	$14.55	$13.90	$12.51
Total return (%) (r)(s)(t)(x)	12.01	(1.51)	6.37	12.67	14.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.42	0.44	0.41	0.46
Expenses after expense reductions (f)(h)	0.25	0.24	0.24	0.24	0.25
Net investment income (l)	1.36	1.13	1.29	1.30	1.32
Portfolio turnover	50	6	11	6	13
Net assets at end of period (000 omitted)	$57,961	$44,995	$42,887	$39,929	$26,738

	Years ended 4/30
Class B	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.73	$14.37	$13.73	$12.37	$10.99

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.05	$0.07	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	1.40	(0.38)	0.69	1.39	1.39
Total from investment operations	$1.48	$(0.33)	$0.76	$1.46	$1.46

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.09)	$(0.12)	$(0.10)	$(0.08)
From net realized gain on investments	(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.84)	$(0.31)	$(0.12)	$(0.10)	$(0.08)
Net asset value, end of period (x)	$14.37	$13.73	$14.37	$13.73	$12.37
Total return (%) (r)(s)(t)(x)	11.15	(2.27)	5.59	11.82	13.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.17	1.19	1.16	1.21
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.60	0.37	0.53	0.53	0.60
Portfolio turnover	50	6	11	6	13
Net assets at end of period (000 omitted)	$8,753	$8,498	$8,414	$8,022	$6,347

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class C	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.66	$14.29	$13.67	$12.33	$10.94

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.05	$0.08	$0.07	$0.06
Net realized and unrealized gain (loss) on investments	1.38	(0.37)	0.67	1.38	1.41
Total from investment operations	$1.47	$(0.32)	$0.75	$1.45	$1.47

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.09)	$(0.13)	$(0.11)	$(0.08)
From net realized gain on investments	(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.84)	$(0.31)	$(0.13)	$(0.11)	$(0.08)
Net asset value, end of period (x)	$14.29	$13.66	$14.29	$13.67	$12.33
Total return (%) (r)(s)(t)(x)	11.17	(2.20)	5.51	11.78	13.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.17	1.19	1.16	1.21
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.61	0.38	0.55	0.55	0.57
Portfolio turnover	50	6	11	6	13
Net assets at end of period (000 omitted)	$15,827	$15,554	$15,521	$13,791	$8,949

	Years ended 4/30
Class I	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.00	$14.63	$13.98	$12.58	$11.15

Income (loss) from investment operations
Net investment income (d)(l)	$0.28	$0.19	$0.23	$0.21	$0.18
Net realized and unrealized gain (loss) on investments	1.33	(0.37)	0.68	1.41	1.43
Total from investment operations	$1.61	$(0.18)	$0.91	$1.62	$1.61

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.23)	$(0.26)	$(0.22)	$(0.18)
From net realized gain on investments	(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.98)	$(0.45)	$(0.26)	$(0.22)	$(0.18)
Net asset value, end of period (x)	$14.63	$14.00	$14.63	$13.98	$12.58
Total return (%) (r)(s)(t)(x)	11.95	(1.19)	6.57	12.90	14.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	0.17	0.20	0.16	0.21
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.96	1.36	1.61	1.54	1.60
Portfolio turnover	50	6	11	6	13
Net assets at end of period (000 omitted)	$1,743	$12,156	$11,665	$8,067	$6,207

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R1	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.78	$14.39	$13.75	$12.39	$10.99

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.04	$0.09	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	1.40	(0.36)	0.67	1.39	1.41
Total from investment operations	$1.48	$(0.32)	$0.76	$1.46	$1.48

Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.07)	$(0.12)	$(0.10)	$(0.08)
From net realized gain on investments	(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.82)	$(0.29)	$(0.12)	$(0.10)	$(0.08)
Net asset value, end of period (x)	$14.44	$13.78	$14.39	$13.75	$12.39
Total return (%) (r)(s)(t)(x)	11.13	(2.25)	5.56	11.79	13.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.17	1.19	1.16	1.21
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.57	0.31	0.61	0.56	0.58
Portfolio turnover	50	6	11	6	13
Net assets at end of period (000 omitted)	$5,740	$6,427	$8,165	$10,816	$9,253

	Years ended 4/30
Class R2	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.79	$14.43	$13.79	$12.42	$11.01

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.12	$0.14	$0.14	$0.12
Net realized and unrealized gain (loss) on investments	1.40	(0.38)	0.69	1.39	1.42
Total from investment operations	$1.56	$(0.26)	$0.83	$1.53	$1.54

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.16)	$(0.19)	$(0.16)	$(0.13)
From net realized gain on investments	(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.92)	$(0.38)	$(0.19)	$(0.16)	$(0.13)
Net asset value, end of period (x)	$14.43	$13.79	$14.43	$13.79	$12.42
Total return (%) (r)(s)(t)(x)	11.73	(1.78)	6.07	12.34	14.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	0.67	0.69	0.66	0.71
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	1.13	0.88	1.01	1.04	1.08
Portfolio turnover	50	6	11	6	13
Net assets at end of period (000 omitted)	$105,808	$83,102	$79,912	$73,435	$59,251

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R3	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.88	$14.52	$13.87	$12.49	$11.08

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.15	$0.18	$0.18	$0.15
Net realized and unrealized gain (loss) on investments	1.42	(0.37)	0.70	1.39	1.42
Total from investment operations	$1.61	$(0.22)	$0.88	$1.57	$1.57

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.20)	$(0.23)	$(0.19)	$(0.16)
From net realized gain on investments	(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.95)	$(0.42)	$(0.23)	$(0.19)	$(0.16)
Net asset value, end of period (x)	$14.54	$13.88	$14.52	$13.87	$12.49
Total return (%) (r)(s)(t)(x)	12.03	(1.52)	6.37	12.63	14.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.42	0.44	0.41	0.46
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.34	1.06	1.27	1.34	1.30
Portfolio turnover	50	6	11	6	13
Net assets at end of period (000 omitted)	$109,088	$90,624	$71,753	$57,969	$35,972

	Years ended 4/30
Class R4	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.97	$14.61	$13.96	$12.56	$11.14

Income (loss) from investment operations
Net investment income (d)(l)	$0.24	$0.19	$0.22	$0.21	$0.20
Net realized and unrealized gain (loss) on investments	1.41	(0.38)	0.69	1.41	1.40
Total from investment operations	$1.65	$(0.19)	$0.91	$1.62	$1.60

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.23)	$(0.26)	$(0.22)	$(0.18)
From net realized gain on investments	(0.76)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.98)	$(0.45)	$(0.26)	$(0.22)	$(0.18)
Net asset value, end of period (x)	$14.64	$13.97	$14.61	$13.96	$12.56
Total return (%) (r)(s)(t)(x)	12.28	(1.26)	6.58	12.93	14.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	0.17	0.20	0.16	0.19
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.66	1.37	1.56	1.57	1.72
Portfolio turnover	50	6	11	6	13
Net assets at end of period (000 omitted)	$188,413	$184,249	$169,285	$129,817	$80,692

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Period ended 4/30/17 (i)
Class R6
Net asset value, beginning of period	$14.67

Income (loss) from investment operations
Net investment income (d)(l)	$0.07
Net realized and unrealized gain (loss) on investments	0.90	(g)
Total from investment operations	$0.97

Less distributions declared to shareholders
From net investment income	$(0.23)
From net realized gain on investments	(0.76)
Total distributions declared to shareholders	$(0.99)
Net asset value, end of period (x)	$14.65
Total return (%) (r)(s)(t)(x)	7.05	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	0.75	(a)
Portfolio turnover	50
Net assets at end of period (000 omitted)	$33,584

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30				Period ended 4/30/13 (c)
Class A	2017	2016	2015	2014
Net asset value, beginning of period	$12.35	$12.96	$12.41	$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.12	$0.15	$0.16	$0.07
Net realized and unrealized gain (loss) on investments	1.44	(0.35)	0.67	1.35	1.11
Total from investment operations	$1.60	$(0.23)	$0.82	$1.51	$1.18

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.16)	$(0.18)	$(0.16)	$(0.11)
From net realized gain on investments	(0.31)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.46)	$(0.38)	$(0.27)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$13.49	$12.35	$12.96	$12.41	$11.07
Total return (%) (r)(s)(t)(x)	13.18	(1.71)	6.72	13.61	11.89	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	0.59	0.54	0.63	6.19	(a)
Expenses after expense reductions (f)(h)	0.25	0.24	0.24	0.24	0.25	(a)
Net investment income	1.23	0.98	1.19	1.33	1.33	(a)
Portfolio turnover	43	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$10,591	$7,454	$6,353	$3,502	$671

	Years ended 4/30				Period ended 4/30/13 (c)
Class B	2017	2016	2015	2014
Net asset value, beginning of period	$12.26	$12.88	$12.36	$11.05	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06	$0.02	$0.04	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	1.43	(0.34)	0.68	1.38	1.09
Total from investment operations	$1.49	$(0.32)	$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.08)	$(0.11)	$(0.09)	$(0.09)
From net realized gain on investments	(0.31)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.36)	$(0.30)	$(0.20)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$13.39	$12.26	$12.88	$12.36	$11.05
Total return (%) (r)(s)(t)(x)	12.34	(2.45)	5.88	12.75	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	1.34	1.29	1.40	8.13	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income	0.45	0.20	0.33	0.27	0.94	(a)
Portfolio turnover	43	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$1,314	$1,261	$950	$404	$186

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Years ended 4/30				Period ended 4/30/13 (c)
Class C	2017	2016	2015	2014
Net asset value, beginning of period	$12.22	$12.83	$12.32	$11.05	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	$0.03	$0.05	$0.05	$0.06
Net realized and unrealized gain (loss) on investments	1.43	(0.35)	0.67	1.36	1.08
Total from investment operations	$1.48	$(0.32)	$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.07)	$(0.12)	$(0.13)	$(0.09)
From net realized gain on investments	(0.31)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.35)	$(0.29)	$(0.21)	$(0.14)	$(0.09)
Net asset value, end of period (x)	$13.35	$12.22	$12.83	$12.32	$11.05
Total return (%) (r)(s)(t)(x)	12.28	(2.40)	5.89	12.76	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	1.33	1.29	1.37	9.03	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income	0.40	0.27	0.39	0.45	1.11	(a)
Portfolio turnover	43	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$1,893	$1,950	$1,965	$907	$136

	Years ended 4/30				Period ended 4/30/13 (c)
Class I	2017	2016	2015	2014
Net asset value, beginning of period	$12.40	$13.00	$12.44	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.26	$0.15	$0.17	$0.17	$0.11
Net realized and unrealized gain (loss) on investments	1.34	(0.34)	0.69	1.36	1.09
Total from investment operations	$1.60	$(0.19)	$0.86	$1.53	$1.20

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.19)	$(0.21)	$(0.17)	$(0.11)
From net realized gain on investments	(0.31)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.49)	$(0.41)	$(0.30)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$13.51	$12.40	$13.00	$12.44	$11.09
Total return (%) (r)(s)(t)(x)	13.12	(1.40)	6.98	13.80	12.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.33	0.29	0.39	8.23	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income	2.01	1.19	1.36	1.39	2.16	(a)
Portfolio turnover	43	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$311	$3,921	$3,507	$1,417	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Years ended 4/30					Period ended 4/30/13 (c)
Class R1	2017	2016		2015	2014
Net asset value, beginning of period	$12.39	$12.93		$12.39	$11.05	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.00	(w)	$0.04	$0.03	$0.06
Net realized and unrealized gain (loss) on investments	1.42	(0.32)		0.68	1.38	1.08
Total from investment operations	$1.49	$(0.32)		$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.00	)(w)	$(0.09)	$(0.06)	$(0.09)
From net realized gain on investments	(0.31)	(0.22)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.44)	$(0.22)		$(0.18)	$(0.07)	$(0.09)
Net asset value, end of period (x)	$13.44	$12.39		$12.93	$12.39	$11.05
Total return (%) (r)(s)(t)(x)	12.22	(2.39)		5.90	12.73	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.36	1.31		1.29	1.41	9.24	(a)
Expenses after expense reductions (f)(h)	1.00	1.00		1.00	1.00	1.00	(a)
Net investment income	0.57	0.01		0.35	0.29	1.17	(a)
Portfolio turnover	43	7		8	8	3	(n)
Net assets at end of period (000 omitted)	$664	$118		$180	$126	$112

	Years ended 4/30					Period ended 4/30/13 (c)
Class R2	2017	2016		2015	2014
Net asset value, beginning of period	$12.33	$12.93		$12.39	$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.08		$0.11	$0.11	$0.08
Net realized and unrealized gain (loss) on investments	1.42	(0.33)		0.67	1.36	1.09
Total from investment operations	$1.55	$(0.25)		$0.78	$1.47	$1.17

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.13)		$(0.15)	$(0.14)	$(0.10)
From net realized gain on investments	(0.31)	(0.22)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.45)	$(0.35)		$(0.24)	$(0.15)	$(0.10)
Net asset value, end of period (x)	$13.43	$12.33		$12.93	$12.39	$11.07
Total return (%) (r)(s)(t)(x)	12.80	(1.87)		6.38	13.31	11.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.86	0.84		0.79	0.87	7.87	(a)
Expenses after expense reductions (f)(h)	0.50	0.50		0.50	0.50	0.50	(a)
Net investment income	1.00	0.66		0.86	0.94	1.50	(a)
Portfolio turnover	43	7		8	8	3	(n)
Net assets at end of period (000 omitted)	$20,918	$5,805		$3,758	$2,718	$320
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Years ended 4/30				Period ended 4/30/13 (c)
Class R3	2017	2016	2015	2014
Net asset value, beginning of period	$12.37	$12.97	$12.43	$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.12	$0.14	$0.13	$0.03
Net realized and unrealized gain (loss) on investments	1.43	(0.34)	0.67	1.38	1.16
Total from investment operations	$1.59	$(0.22)	$0.81	$1.51	$1.19

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.16)	$(0.18)	$(0.15)	$(0.11)
From net realized gain on investments	(0.31)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.46)	$(0.38)	$(0.27)	$(0.16)	$(0.11)
Net asset value, end of period (x)	$13.50	$12.37	$12.97	$12.43	$11.08
Total return (%) (r)(s)(t)(x)	13.11	(1.63)	6.61	13.65	11.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	0.59	0.54	0.64	1.80	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income	1.23	0.95	1.08	1.10	0.53	(a)
Portfolio turnover	43	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$35,284	$20,110	$12,389	$6,246	$2,431

	Years ended 4/30				Period ended 4/30/13 (c)
Class R4	2017	2016	2015	2014
Net asset value, beginning of period	$12.39	$13.00	$12.44	$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.15	$0.19	$0.16	$0.03
Net realized and unrealized gain (loss) on investments	1.45	(0.35)	0.67	1.38	1.16
Total from investment operations	$1.64	$(0.20)	$0.86	$1.54	$1.19

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.19)	$(0.21)	$(0.17)	$(0.11)
From net realized gain on investments	(0.31)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.49)	$(0.41)	$(0.30)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$13.54	$12.39	$13.00	$12.44	$11.08
Total return (%) (r)(s)(t)(x)	13.46	(1.48)	6.98	13.90	12.03	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	0.34	0.29	0.39	0.47	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income	1.44	1.22	1.49	1.35	0.59	(a)
Portfolio turnover	43	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$119,254	$86,982	$77,094	$45,765	$25,065

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Period ended 4/30/17 (i)
Class R6
Net asset value, beginning of period	$13.04

Income (loss) from investment operations
Net investment income (d)(l)	$0.06
Net realized and unrealized gain (loss) on investments	0.94	(g)
Total from investment operations	$1.00

Less distributions declared to shareholders
From net investment income	$(0.18)
From net realized gain on investments	(0.31)
Total distributions declared to shareholders	$(0.49)
Net asset value, end of period (x)	$13.55
Total return (%) (r)(s)(t)(x)	7.93	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income	0.63	(a)
Portfolio turnover	43
Net assets at end of period (000 omitted)	$9,531

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.07	$14.83	$14.09	$12.49	$10.96

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.12	$0.14	$0.13	$0.11
Net realized and unrealized gain (loss) on investments	1.72	(0.41)	0.84	1.64	1.55
Total from investment operations	$1.87	$(0.29)	$0.98	$1.77	$1.66

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.17)	$(0.21)	$(0.17)	$(0.13)
From net realized gain on investments	(0.79)	(0.30)	(0.03)	—	—
Total distributions declared to shareholders	$(0.94)	$(0.47)	$(0.24)	$(0.17)	$(0.13)
Net asset value, end of period (x)	$15.00	$14.07	$14.83	$14.09	$12.49
Total return (%) (r)(s)(t)(x)	13.76	(1.94)	6.97	14.18	15.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50	0.45	0.48	0.45	0.53
Expenses after expense reductions (f)(h)	0.25	0.24	0.25	0.24	0.25
Net investment income (l)	1.04	0.83	0.99	0.97	1.02
Portfolio turnover	54	6	10	8	16
Net assets at end of period (000 omitted)	$35,093	$28,324	$26,564	$25,674	$17,207

	Years ended 4/30
Class B	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.95	$14.71	$13.98	$12.41	$10.90

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.01	$0.03	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	1.71	(0.41)	0.83	1.62	1.54
Total from investment operations	$1.75	$(0.40)	$0.86	$1.64	$1.57

Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.06)	$(0.10)	$(0.07)	$(0.06)
From net realized gain on investments	(0.79)	(0.30)	(0.03)	—	—
Total distributions declared to shareholders	$(0.83)	$(0.36)	$(0.13)	$(0.07)	$(0.06)
Net asset value, end of period (x)	$14.87	$13.95	$14.71	$13.98	$12.41
Total return (%) (r)(s)(t)(x)	12.94	(2.69)	6.16	13.26	14.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	1.20	1.23	1.20	1.28
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.27	0.06	0.23	0.16	0.29
Portfolio turnover	54	6	10	8	16
Net assets at end of period (000 omitted)	$4,924	$4,527	$4,432	$4,155	$3,369

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class C	2017	2016		2015	2014	2013
Net asset value, beginning of period	$13.80	$14.55		$13.83	$12.28	$10.79

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$(0.00	)(w)	$0.04	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	1.70	(0.40)		0.82	1.61	1.52
Total from investment operations	$1.74	$(0.40)		$0.86	$1.63	$1.55

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.05)		$(0.11)	$(0.08)	$(0.06)
From net realized gain on investments	(0.79)	(0.30)		(0.03)	—	—
Total distributions declared to shareholders	$(0.84)	$(0.35)		$(0.14)	$(0.08)	$(0.06)
Net asset value, end of period (x)	$14.70	$13.80		$14.55	$13.83	$12.28
Total return (%) (r)(s)(t)(x)	12.96	(2.71)		6.21	13.30	14.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	1.20		1.23	1.20	1.27
Expenses after expense reductions (f)(h)	1.00	1.00		1.00	1.00	1.00
Net investment income (l)	0.30	(0.01)		0.26	0.14	0.28
Portfolio turnover	54	6		10	8	16
Net assets at end of period (000 omitted)	$11,035	$10,226		$11,840	$10,639	$8,046

	Years ended 4/30
Class I	2017	2016		2015	2014	2013
Net asset value, beginning of period	$14.17	$14.93		$14.18	$12.57	$11.02

Income (loss) from investment operations
Net investment income (d)(l)	$0.26	$0.15		$0.19	$0.16	$0.14
Net realized and unrealized gain (loss) on investments	1.63	(0.41)		0.83	1.64	1.56
Total from investment operations	$1.89	$(0.26)		$1.02	$1.80	$1.70

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.20)		$(0.24)	$(0.19)	$(0.15)
From net realized gain on investments	(0.79)	(0.30)		(0.03)	—	—
Total distributions declared to shareholders	$(0.98)	$(0.50)		$(0.27)	$(0.19)	$(0.15)
Net asset value, end of period (x)	$15.08	$14.17		$14.93	$14.18	$12.57
Total return (%) (r)(s)(t)(x)	13.77	(1.68)		7.24	14.38	15.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	0.20		0.23	0.21	0.28
Expenses after expense reductions (f)(h)	0.00	0.00		0.00	0.00	0.00
Net investment income (l)	1.78	1.09		1.30	1.20	1.27
Portfolio turnover	54	6		10	8	16
Net assets at end of period (000 omitted)	$1,670	$9,766		$8,679	$8,344	$5,754

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R1	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.87	$14.62	$13.88	$12.32	$10.81

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	$0.00 (w)	$0.04	$0.03	$0.03
Net realized and unrealized gain (loss) on investments	1.73	(0.40)	0.82	1.61	1.53
Total from investment operations	$1.75	$(0.40)	$0.86	$1.64	$1.56

Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.05)	$(0.09)	$(0.08)	$(0.05)
From net realized gain on investments	(0.79)	(0.30)	(0.03)	—	—
Total distributions declared to shareholders	$(0.80)	$(0.35)	$(0.12)	$(0.08)	$(0.05)
Net asset value, end of period (x)	$14.82	$13.87	$14.62	$13.88	$12.32
Total return (%) (r)(s)(t)(x)	12.96	(2.70)	6.18	13.32	14.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	1.20	1.22	1.20	1.28
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.17	0.02	0.28	0.22	0.24
Portfolio turnover	54	6	10	8	16
Net assets at end of period (000 omitted)	$4,130	$5,279	$5,528	$7,993	$6,368

	Years ended 4/30
Class R2	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.97	$14.73	$14.00	$12.41	$10.89

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.08	$0.11	$0.09	$0.08
Net realized and unrealized gain (loss) on investments	1.71	(0.41)	0.82	1.63	1.54
Total from investment operations	$1.82	$(0.33)	$0.93	$1.72	$1.62

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.13)	$(0.17)	$(0.13)	$(0.10)
From net realized gain on investments	(0.79)	(0.30)	(0.03)	—	—
Total distributions declared to shareholders	$(0.91)	$(0.43)	$(0.20)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$14.88	$13.97	$14.73	$14.00	$12.41
Total return (%) (r)(s)(t)(x)	13.46	(2.18)	6.68	13.91	14.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.75	0.70	0.73	0.70	0.78
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	0.79	0.58	0.76	0.67	0.74
Portfolio turnover	54	6	10	8	16
Net assets at end of period (000 omitted)	$82,965	$66,272	$61,127	$54,916	$45,142

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R3	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.07	$14.83	$14.09	$12.49	$10.96

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.10	$0.14	$0.12	$0.11
Net realized and unrealized gain (loss) on investments	1.72	(0.39)	0.84	1.65	1.55
Total from investment operations	$1.87	$(0.29)	$0.98	$1.77	$1.66

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.17)	$(0.21)	$(0.17)	$(0.13)
From net realized gain on investments	(0.79)	(0.30)	(0.03)	—	—
Total distributions declared to shareholders	$(0.94)	$(0.47)	$(0.24)	$(0.17)	$(0.13)
Net asset value, end of period (x)	$15.00	$14.07	$14.83	$14.09	$12.49
Total return (%) (r)(s)(t)(x)	13.76	(1.93)	6.97	14.17	15.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50	0.46	0.48	0.45	0.52
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.03	0.74	0.98	0.91	0.95
Portfolio turnover	54	6	10	8	16
Net assets at end of period (000 omitted)	$63,409	$49,816	$38,524	$30,202	$19,518

	Years ended 4/30
Class R4	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.16	$14.92	$14.17	$12.56	$11.01

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.15	$0.19	$0.16	$0.18
Net realized and unrealized gain (loss) on investments	1.74	(0.41)	0.83	1.64	1.52
Total from investment operations	$1.93	$(0.26)	$1.02	$1.80	$1.70

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.20)	$(0.24)	$(0.19)	$(0.15)
From net realized gain on investments	(0.79)	(0.30)	(0.03)	—	—
Total distributions declared to shareholders	$(0.98)	$(0.50)	$(0.27)	$(0.19)	$(0.15)
Net asset value, end of period (x)	$15.11	$14.16	$14.92	$14.17	$12.56
Total return (%) (r)(s)(t)(x)	14.08	(1.68)	7.25	14.39	15.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.25	0.20	0.24	0.20	0.24
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.33	1.07	1.30	1.19	1.50
Portfolio turnover	54	6	10	8	16
Net assets at end of period (000 omitted)	$174,887	$166,141	$153,594	$109,501	$77,285

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

Class R6	Period ended 4/30/17 (i)
Net asset value, beginning of period	$14.91

Income (loss) from investment operations
Net investment income (d)(l)	$0.04
Net realized and unrealized gain (loss) on investments	1.15	(g)
Total from investment operations	$1.19

Less distributions declared to shareholders
From net investment income	$(0.19)
From net realized gain on investments	(0.79)
Total distributions declared to shareholders	$(0.98)
Net asset value, end of period (x)	$15.12
Total return (%) (r)(s)(t)(x)	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.16	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	0.43	(a)
Portfolio turnover	54
Net assets at end of period (000 omitted)	$25,793

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30				Period ended 4/30/13 (c)
Class A	2017	2016	2015	2014
Net asset value, beginning of period	$12.52	$13.14	$12.55	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.11	$0.13	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	1.57	(0.36)	0.73	1.47	1.14
Total from investment operations	$1.71	$(0.25)	$0.86	$1.60	$1.22

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.15)	$(0.18)	$(0.16)	$(0.10)
From net realized gain on investments	(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.44)	$(0.37)	$(0.27)	$(0.17)	$(0.10)
Net asset value, end of period (x)	$13.79	$12.52	$13.14	$12.55	$11.12
Total return (%) (r)(s)(t)(x)	13.89	(1.93)	6.95	14.36	12.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	0.70	0.72	0.94	7.61	(a)
Expenses after expense reductions (f)(h)	0.25	0.24	0.24	0.22	0.25	(a)
Net investment income (l)	1.04	0.85	1.02	1.10	1.46	(a)
Portfolio turnover	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$6,135	$4,576	$2,811	$1,403	$208

	Years ended 4/30				Period ended 4/30/13 (c)
Class B	2017	2016	2015	2014
Net asset value, beginning of period	$12.44	$13.06	$12.47	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.00 (w)	$0.03	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	1.57	(0.35)	0.73	1.44	1.13
Total from investment operations	$1.60	$(0.35)	$0.76	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.08)	$(0.08)	$(0.09)
From net realized gain on investments	(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.34)	$(0.27)	$(0.17)	$(0.09)	$(0.09)
Net asset value, end of period (x)	$13.70	$12.44	$13.06	$12.47	$11.09
Total return (%) (r)(s)(t)(x)	13.09	(2.67)	6.19	13.27	11.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.43	1.45	1.48	1.74	9.69	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.24	0.02	0.22	0.23	0.90	(a)
Portfolio turnover	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$746	$593	$408	$325	$143

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Years ended 4/30				Period ended 4/30/13 (c)
Class C	2017	2016	2015	2014
Net asset value, beginning of period	$12.42	$13.04	$12.48	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.01	$0.04	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	1.56	(0.35)	0.72	1.45	1.15
Total from investment operations	$1.59	$(0.34)	$0.76	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.06)	$(0.11)	$(0.07)	$(0.09)
From net realized gain on investments	(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.35)	$(0.28)	$(0.20)	$(0.08)	$(0.09)
Net asset value, end of period (x)	$13.66	$12.42	$13.04	$12.48	$11.09
Total return (%) (r)(s)(t)(x)	13.03	(2.64)	6.17	13.29	11.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.44	1.45	1.47	1.74	9.35	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.26	0.04	0.33	0.16	0.49	(a)
Portfolio turnover	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$1,640	$1,104	$909	$421	$197

	Years ended 4/30				Period ended 4/30/13 (c)
Class I	2017	2016	2015	2014
Net asset value, beginning of period	$12.55	$13.16	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.14	$0.20	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	1.51	(0.36)	0.69	1.47	1.12
Total from investment operations	$1.76	$(0.22)	$0.89	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.17)	$(0.20)	$(0.17)	$(0.10)
From net realized gain on investments	(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.46)	$(0.39)	$(0.29)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$13.85	$12.55	$13.16	$12.56	$11.13
Total return (%) (r)(s)(t)(x)	14.34	(1.66)	7.21	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	0.45	0.46	0.74	9.30	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.89	1.10	1.53	1.17	2.10	(a)
Portfolio turnover	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$138	$1,718	$1,108	$241	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Years ended 4/30				Period ended 4/30/13 (c)
Class R1	2017	2016	2015	2014
Net asset value, beginning of period	$12.51	$13.10	$12.51	$11.10	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$(0.01)	$0.02	$0.02	$0.06
Net realized and unrealized gain (loss) on investments	1.58	(0.34)	0.74	1.45	1.13
Total from investment operations	$1.61	$(0.35)	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.02)	$(0.08)	$(0.05)	$(0.09)
From net realized gain on investments	(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.37)	$(0.24)	$(0.17)	$(0.06)	$(0.09)
Net asset value, end of period (x)	$13.75	$12.51	$13.10	$12.51	$11.10
Total return (%) (r)(s)(t)(x)	13.05	(2.66)	6.13	13.28	11.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.45	1.43	1.48	1.77	10.30	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.22	(0.09)	0.19	0.15	1.10	(a)
Portfolio turnover	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$463	$152	$172	$127	$112

	Years ended 4/30				Period ended 4/30/13 (c)
Class R2	2017	2016	2015	2014
Net asset value, beginning of period	$12.47	$13.10	$12.51	$11.11	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.07	$0.09	$0.09	$0.08
Net realized and unrealized gain (loss) on investments	1.55	(0.36)	0.74	1.45	1.13
Total from investment operations	$1.67	$(0.29)	$0.83	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.12)	$(0.15)	$(0.13)	$(0.10)
From net realized gain on investments	(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.43)	$(0.34)	$(0.24)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$13.71	$12.47	$13.10	$12.51	$11.11
Total return (%) (r)(s)(t)(x)	13.65	(2.20)	6.74	13.89	12.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95	0.96	0.97	1.18	9.80	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50	(a)
Net investment income (l)	0.89	0.55	0.71	0.77	1.60	(a)
Portfolio turnover	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$10,716	$3,583	$1,769	$887	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Years ended 4/30				Period ended 4/30/13 (c)
Class R3	2017	2016	2015	2014
Net asset value, beginning of period	$12.52	$13.13	$12.54	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.10	$0.11	$0.12	$0.03
Net realized and unrealized gain (loss) on investments	1.56	(0.34)	0.75	1.45	1.20
Total from investment operations	$1.70	$(0.24)	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.15)	$(0.18)	$(0.15)	$(0.10)
From net realized gain on investments	(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.44)	$(0.37)	$(0.27)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$13.78	$12.52	$13.13	$12.54	$11.13
Total return (%) (r)(s)(t)(x)	13.83	(1.87)	6.92	14.11	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	0.70	0.72	0.97	3.04	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	1.06	0.78	0.86	0.97	0.54	(a)
Portfolio turnover	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$23,479	$12,721	$7,566	$3,383	$1,253

	Years ended 4/30				Period ended 4/30/13 (c)
Class R4	2017	2016	2015	2014
Net asset value, beginning of period	$12.54	$13.15	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.13	$0.17	$0.15	$0.02
Net realized and unrealized gain (loss) on investments	1.57	(0.35)	0.71	1.46	1.21
Total from investment operations	$1.74	$(0.22)	$0.88	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.17)	$(0.20)	$(0.17)	$(0.10)
From net realized gain on investments	(0.30)	(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.46)	$(0.39)	$(0.29)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$13.82	$12.54	$13.15	$12.56	$11.13
Total return (%) (r)(s)(t)(x)	14.18	(1.67)	7.13	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	0.45	0.47	0.74	0.88	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.27	1.04	1.34	1.22	0.46	(a)
Portfolio turnover	45	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$84,597	$58,947	$47,311	$25,056	$12,238

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

Class R6	Period ended 4/30/17 (i)
Net asset value, beginning of period	$13.21

Income (loss) from investment operations
Net investment income (d)(l)	$0.03
Net realized and unrealized gain (loss) on investments	1.06	(g)
Total from investment operations	$1.09

Less distributions declared to shareholders
From net investment income	$(0.17)
From net realized gain on investments	(0.30)
Total distributions declared to shareholders	$(0.47)
Net asset value, end of period (x)	$13.83
Total return (%) (r)(s)(t)(x)	8.52	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	0.39	(a)
Portfolio turnover	45
Net assets at end of period (000 omitted)	$4,351

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.14	$15.88	$15.17	$13.45	$11.79

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.13	$0.15	$0.14	$0.13
Net realized and unrealized gain (loss) on investments	1.89	(0.43)	0.89	1.76	1.66
Total from investment operations	$2.06	$(0.30)	$1.04	$1.90	$1.79

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.18)	$(0.22)	$(0.18)	$(0.13)
From net realized gain on investments	(0.41)	(0.26)	(0.11)	—	—
Total distributions declared to shareholders	$(0.57)	$(0.44)	$(0.33)	$(0.18)	$(0.13)
Net asset value, end of period (x)	$16.63	$15.14	$15.88	$15.17	$13.45
Total return (%) (r)(s)(t)(x)	13.89	(1.89)	6.92	14.14	15.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	0.60	0.69	0.76	1.92
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.06	0.88	0.99	1.00	1.05
Portfolio turnover	52	7	9	9	14
Net assets at end of period (000 omitted)	$11,383	$7,624	$5,730	$4,726	$1,916

	Years ended 4/30
Class B	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.98	$15.72	$15.01	$13.32	$11.69

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.00 (w)	$0.04	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	1.88	(0.42)	0.89	1.74	1.65
Total from investment operations	$1.92	$(0.42)	$0.93	$1.76	$1.68

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.06)	$(0.11)	$(0.07)	$(0.05)
From net realized gain on investments	(0.41)	(0.26)	(0.11)	—	—
Total distributions declared to shareholders	$(0.46)	$(0.32)	$(0.22)	$(0.07)	$(0.05)
Net asset value, end of period (x)	$16.44	$14.98	$15.72	$15.01	$13.32
Total return (%) (r)(s)(t)(x)	12.99	(2.66)	6.21	13.24	14.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.39	1.35	1.44	1.51	2.87
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.24	0.02	0.23	0.13	0.29
Portfolio turnover	52	7	9	9	14
Net assets at end of period (000 omitted)	$1,048	$853	$828	$671	$446

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30
Class C	2017	2016		2015	2014	2013
Net asset value, beginning of period	$14.91	$15.63		$14.96	$13.30	$11.68

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$(0.00	)(w)	$0.04	$0.03	$0.04
Net realized and unrealized gain (loss) on investments	1.87	(0.41)		0.87	1.73	1.63
Total from investment operations	$1.91	$(0.41)		$0.91	$1.76	$1.67

Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.05)		$(0.13)	$(0.10)	$(0.05)
From net realized gain on investments	(0.41)	(0.26)		(0.11)	—	—
Total distributions declared to shareholders	$(0.47)	$(0.31)		$(0.24)	$(0.10)	$(0.05)
Net asset value, end of period (x)	$16.35	$14.91		$15.63	$14.96	$13.30
Total return (%) (r)(s)(t)(x)	13.04	(2.59)		6.13	13.25	14.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.39	1.35		1.44	1.51	2.83
Expenses after expense reductions (f)(h)	1.00	1.00		1.00	1.00	1.00
Net investment income (l)	0.28	(0.00	)(w)	0.28	0.18	0.30
Portfolio turnover	52	7		9	9	14
Net assets at end of period (000 omitted)	$2,535	$1,775		$1,835	$1,195	$468

	Years ended 4/30
Class I	2017	2016		2015	2014	2013
Net asset value, beginning of period	$15.12	$15.85		$15.14	$13.41	$11.75

Income (loss) from investment operations
Net investment income (d)(l)	$0.30	$0.15		$0.20	$0.17	$0.15
Net realized and unrealized gain (loss) on investments	1.81	(0.41)		0.87	1.76	1.66
Total from investment operations	$2.11	$(0.26)		$1.07	$1.93	$1.81

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.21)		$(0.25)	$(0.20)	$(0.15)
From net realized gain on investments	(0.41)	(0.26)		(0.11)	—	—
Total distributions declared to shareholders	$(0.61)	$(0.47)		$(0.36)	$(0.20)	$(0.15)
Net asset value, end of period (x)	$16.62	$15.12		$15.85	$15.14	$13.41
Total return (%) (r)(s)(t)(x)	14.21	(1.61)		7.16	14.43	15.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	0.35		0.44	0.51	1.85
Expenses after expense reductions (f)(h)	0.00	0.00		0.00	0.00	0.00
Net investment income (l)	1.92	0.97		1.31	1.20	1.21
Portfolio turnover	52	7		9	9	14
Net assets at end of period (000 omitted)	$423	$1,560		$1,132	$840	$542

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30
Class R1	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.94	$15.64	$14.98	$13.31	$11.69

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$(0.01)	$0.12	$0.02	$0.05
Net realized and unrealized gain (loss) on investments	1.88	(0.40)	0.79	1.74	1.62
Total from investment operations	$1.92	$(0.41)	$0.91	$1.76	$1.67

Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.03)	$(0.14)	$(0.09)	$(0.05)
From net realized gain on investments	(0.41)	(0.26)	(0.11)	—	—
Total distributions declared to shareholders	$(0.48)	$(0.29)	$(0.25)	$(0.09)	$(0.05)
Net asset value, end of period (x)	$16.38	$14.94	$15.64	$14.98	$13.31
Total return (%) (r)(s)(t)(x)	13.06	(2.64)	6.14	13.24	14.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	1.34	1.42	1.51	2.87
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.26	(0.05)	0.77	0.16	0.38
Portfolio turnover	52	7	9	9	14
Net assets at end of period (000 omitted)	$606	$316	$377	$567	$250

	Years ended 4/30
Class R2	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.98	$15.73	$15.04	$13.34	$11.71

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.09	$0.12	$0.10	$0.10
Net realized and unrealized gain (loss) on investments	1.88	(0.43)	0.87	1.75	1.63
Total from investment operations	$2.01	$(0.34)	$0.99	$1.85	$1.73

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.15)	$(0.19)	$(0.15)	$(0.10)
From net realized gain on investments	(0.41)	(0.26)	(0.11)	—	—
Total distributions declared to shareholders	$(0.55)	$(0.41)	$(0.30)	$(0.15)	$(0.10)
Net asset value, end of period (x)	$16.44	$14.98	$15.73	$15.04	$13.34
Total return (%) (r)(s)(t)(x)	13.64	(2.16)	6.67	13.87	14.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	0.85	0.94	1.01	2.27
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	0.82	0.60	0.81	0.67	0.81
Portfolio turnover	52	7	9	9	14
Net assets at end of period (000 omitted)	$33,805	$19,041	$13,030	$6,975	$3,282

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30
Class R3	2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.05	$15.80	$15.09	$13.37	$11.73

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.11	$0.14	$0.13	$0.12
Net realized and unrealized gain (loss) on investments	1.89	(0.42)	0.90	1.77	1.65
Total from investment operations	$2.05	$(0.31)	$1.04	$1.90	$1.77

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.18)	$(0.22)	$(0.18)	$(0.13)
From net realized gain on investments	(0.41)	(0.26)	(0.11)	—	—
Total distributions declared to shareholders	$(0.57)	$(0.44)	$(0.33)	$(0.18)	$(0.13)
Net asset value, end of period (x)	$16.53	$15.05	$15.80	$15.09	$13.37
Total return (%) (r)(s)(t)(x)	13.91	(1.96)	6.95	14.19	15.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	0.60	0.69	0.76	1.82
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.03	0.76	0.90	0.90	0.95
Portfolio turnover	52	7	9	9	14
Net assets at end of period (000 omitted)	$27,276	$15,980	$9,089	$4,941	$2,694

	Years ended 4/30
Class R4	2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.11	$15.85	$15.13	$13.40	$11.75

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.16	$0.20	$0.18	$0.19
Net realized and unrealized gain (loss) on investments	1.89	(0.43)	0.88	1.75	1.61
Total from investment operations	$2.10	$(0.27)	$1.08	$1.93	$1.80

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.21)	$(0.25)	$(0.20)	$(0.15)
From net realized gain on investments	(0.41)	(0.26)	(0.11)	—	—
Total distributions declared to shareholders	$(0.61)	$(0.47)	$(0.36)	$(0.20)	$(0.15)
Net asset value, end of period (x)	$16.60	$15.11	$15.85	$15.13	$13.40
Total return (%) (r)(s)(t)(x)	14.15	(1.68)	7.23	14.44	15.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	0.35	0.44	0.51	0.93
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.30	1.06	1.28	1.22	1.51
Portfolio turnover	52	7	9	9	14
Net assets at end of period (000 omitted)	$75,323	$66,990	$58,759	$38,224	$19,646

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

Class R6	Period ended 4/30/17 (i)
Net asset value, beginning of period	$15.91

Income (loss) from investment operations
Net investment income (d)(l)	$0.04
Net realized and unrealized gain (loss) on investments	1.26	(g)
Total from investment operations	$1.30

Less distributions declared to shareholders
From net investment income	$(0.20)
From net realized gain on investments	(0.41)
Total distributions declared to shareholders	$(0.61)
Net asset value, end of period (x)	$16.60
Total return (%) (r)(s)(t)(x)	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	0.41	(a)
Portfolio turnover	52
Net assets at end of period (000 omitted)	$8,776

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30				Period ended 4/30/13 (c)
Class A	2017	2016	2015	2014
Net asset value, beginning of period	$12.61	$13.16	$12.54	$11.12	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.13	$0.14	$0.12	$0.09
Net realized and unrealized gain (loss) on investments	1.59	(0.38)	0.72	1.45	1.14
Total from investment operations	$1.72	$(0.25)	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.14)	$(0.18)	$(0.13)	$(0.11)
From net realized gain on investments	(0.20)	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.33)	$(0.30)	$(0.24)	$(0.15)	$(0.11)
Net asset value, end of period (x)	$14.00	$12.61	$13.16	$12.54	$11.12
Total return (%) (r)(s)(t)(x)	13.80	(1.81)	6.90	14.17	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	1.73	2.84	7.18	12.11	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	1.01	1.00	1.10	0.97	1.74	(a)
Portfolio turnover	45	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$3,516	$2,014	$1,036	$428	$143

	Years ended 4/30				Period ended 4/30/13 (c)
Class B	2017	2016	2015	2014
Net asset value, beginning of period	$12.58	$13.12	$12.51	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	(0.01)	$0.03	$0.01	$0.06
Net realized and unrealized gain (loss) on investments	1.57	(0.33)	0.73	1.46	1.13
Total from investment operations	$1.61	$(0.34)	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.04)	$(0.09)	$(0.03)	$(0.10)
From net realized gain on investments	(0.20)	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.24)	$(0.20)	$(0.15)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$13.95	$12.58	$13.12	$12.51	$11.09
Total return (%) (r)(s)(t)(x)	12.94	(2.58)	6.13	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.09	2.50	3.67	8.83	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.28	(0.06)	0.26	0.11	1.10	(a)
Portfolio turnover	45	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$407	$270	$244	$148	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Years ended 4/30					Period ended 4/30/13 (c)
Class C	2017	2016		2015	2014
Net asset value, beginning of period	$12.49	$13.04		$12.45	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$(0.00	)(w)	$0.05	$0.06	$0.05
Net realized and unrealized gain (loss) on investments	1.58	(0.34)		0.71	1.41	1.14
Total from investment operations	$1.61	$(0.34)		$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)		$(0.11)	$(0.09)	$(0.10)
From net realized gain on investments	(0.20)	(0.16)		(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.24)	$(0.21)		$(0.17)	$(0.11)	$(0.10)
Net asset value, end of period (x)	$13.86	$12.49		$13.04	$12.45	$11.09
Total return (%) (r)(s)(t)(x)	12.98	(2.59)		6.17	13.32	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.08	2.50		3.61	7.52	13.05	(a)
Expenses after expense reductions (f)(h)	1.00	1.00		1.00	1.00	1.00	(a)
Net investment income (l)	0.26	(0.00)		0.37	0.46	1.03	(a)
Portfolio turnover	45	14		18	20	3	(n)
Net assets at end of period (000 omitted)	$1,284	$1,100		$1,031	$494	$129

	Years ended 4/30					Period ended 4/30/13 (c)
Class I	2017	2016		2015	2014
Net asset value, beginning of period	$12.65	$13.20		$12.57	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.26	$0.12		$0.12	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	1.45	(0.34)		0.77	1.47	1.13
Total from investment operations	$1.71	$(0.22)		$0.89	$1.61	$1.24

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.17)		$(0.20)	$(0.15)	$(0.11)
From net realized gain on investments	(0.20)	(0.16)		(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.36)	$(0.33)		$(0.26)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$14.00	$12.65		$13.20	$12.57	$11.13
Total return (%) (r)(s)(t)(x)	13.66	(1.61)		7.14	14.50	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	1.50		2.80	6.45	12.29	(a)
Expenses after expense reductions (f)(h)	0.00	0.00		0.00	0.00	0.00	(a)
Net investment income (l)	2.01	0.94		0.95	1.13	2.10	(a)
Portfolio turnover	45	14		18	20	3	(n)
Net assets at end of period (000 omitted)	$79	$608		$391	$477	$113
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Years ended 4/30				Period ended 4/30/13 (c)
Class R1	2017	2016	2015	2014
Net asset value, beginning of period	$12.63	$13.14	$12.51	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$(0.04)	$0.03	$0.02	$0.06
Net realized and unrealized gain (loss) on investments	1.46	(0.31)	0.73	1.45	1.13
Total from investment operations	$1.61	$(0.35)	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.12)	$—	$(0.07)	$(0.03)	$(0.10)
From net realized gain on investments	(0.20)	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.32)	$(0.16)	$(0.13)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$13.92	$12.63	$13.14	$12.51	$11.09
Total return (%) (r)(s)(t)(x)	12.93	(2.62)	6.14	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.08	2.53	3.71	8.98	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	1.10	(0.31)	0.21	0.15	1.10	(a)
Portfolio turnover	45	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$318	$62	$141	$127	$112

	Years ended 4/30				Period ended 4/30/13 (c)
Class R2	2017	2016	2015	2014
Net asset value, beginning of period	$12.57	$13.14	$12.53	$11.11	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.07	$0.09	$0.07	$0.08
Net realized and unrealized gain (loss) on investments	1.58	(0.36)	0.73	1.47	1.13
Total from investment operations	$1.69	$(0.29)	$0.82	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.12)	$(0.15)	$(0.10)	$(0.10)
From net realized gain on investments	(0.20)	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.32)	$(0.28)	$(0.21)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$13.94	$12.57	$13.14	$12.53	$11.11
Total return (%) (r)(s)(t)(x)	13.59	(2.12)	6.63	13.88	12.25	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.60	1.98	3.11	7.83	12.78	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50	(a)
Net investment income (l)	0.85	0.57	0.73	0.60	1.60	(a)
Portfolio turnover	45	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$6,657	$1,855	$773	$260	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Years ended 4/30				Period ended 4/30/13 (c)
Class R3	2017	2016	2015	2014
Net asset value, beginning of period	$12.61	$13.17	$12.54	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.10	$0.11	$0.12	$0.07
Net realized and unrealized gain (loss) on investments	1.58	(0.36)	0.75	1.45	1.16
Total from investment operations	$1.72	$(0.26)	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.14)	$(0.17)	$(0.13)	$(0.11)
From net realized gain on investments	(0.20)	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.33)	$(0.30)	$(0.23)	$(0.15)	$(0.11)
Net asset value, end of period (x)	$14.00	$12.61	$13.17	$12.54	$11.12
Total return (%) (r)(s)(t)(x)	13.83	(1.89)	6.95	14.18	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	1.74	2.81	7.04	11.17	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	1.07	0.76	0.84	0.97	1.42	(a)
Portfolio turnover	45	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$10,285	$3,915	$2,353	$894	$239

	Years ended 4/30				Period ended 4/30/13 (c)
Class R4	2017	2016	2015	2014
Net asset value, beginning of period	$12.65	$13.20	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.13	$0.18	$0.15	$0.10
Net realized and unrealized gain (loss) on investments	1.60	(0.35)	0.72	1.45	1.14
Total from investment operations	$1.77	$(0.22)	$0.90	$1.60	$1.24

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.17)	$(0.20)	$(0.15)	$(0.11)
From net realized gain on investments	(0.20)	(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.36)	$(0.33)	$0.26	$(0.17)	$(0.11)
Net asset value, end of period (x)	$14.06	$12.65	$13.20	$12.56	$11.13
Total return (%) (r)(s)(t)(x)	14.14	(1.61)	7.23	14.41	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	1.48	2.51	5.94	11.79	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.31	1.07	1.42	1.24	1.98	(a)
Portfolio turnover	45	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$21,882	$10,776	$5,056	$1,560	$147

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

Class R6	Period ended 4/30/17 (i)
Net asset value, beginning of period	$13.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.04
Net realized and unrealized gain (loss) on investments	1.06	(g)
Total from investment operations	$1.10

Less distributions declared to shareholders
From net investment income	$(0.16)
From net realized gain on investments	(0.20)
Total distributions declared to shareholders	$(0.36)
Net asset value, end of period (x)	$14.06
Total return (%) (r)(s)(t)(x)	8.44	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	0.44	(a)
Portfolio turnover	45
Net assets at end of period (000 omitted)	$1,726

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 4/30/17 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10
Net realized and unrealized gain (loss) on investments	0.74
Total from investment operations	$0.84

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$10.73
Total return (%) (r)(s)(t)(x)	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	15.07	(a)
Expenses after expense reductions (f)(h)	0.12	(a)
Net investment income (l)	2.42	(a)
Portfolio turnover	2	(n)
Net assets at end of period (000 omitted)	$59

Class B	Period ended 4/30/17 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07
Net realized and unrealized gain (loss) on investments	0.73
Total from investment operations	$0.80

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$10.70
Total return (%) (r)(s)(t)(x)	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	15.87	(a)
Expenses after expense reductions (f)(h)	0.87	(a)
Net investment income (l)	1.76	(a)
Portfolio turnover	2	(n)
Net assets at end of period (000 omitted)	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

Class C	Period ended 4/30/17 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07
Net realized and unrealized gain (loss) on investments	0.73
Total from investment operations	$0.80

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$10.70
Total return (%) (r)(s)(t)(x)	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	15.81	(a)
Expenses after expense reductions (f)(h)	0.87	(a)
Net investment income (l)	1.68	(a)
Portfolio turnover	2	(n)
Net assets at end of period (000 omitted)	$60

Class I	Period ended 4/30/17 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11
Net realized and unrealized gain (loss) on investments	0.74
Total from investment operations	$0.85

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$10.74
Total return (%) (r)(s)(t)(x)	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.88	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	2.76	(a)
Portfolio turnover	2	(n)
Net assets at end of period (000 omitted)	$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

Class R1	Period ended 4/30/17 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07
Net realized and unrealized gain (loss) on investments	0.73
Total from investment operations	$0.80

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$10.70
Total return (%) (r)(s)(t)(x)	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	15.88	(a)
Expenses after expense reductions (f)(h)	0.87	(a)
Net investment income (l)	1.76	(a)
Portfolio turnover	2	(n)
Net assets at end of period (000 omitted)	$54

Class R2	Period ended 4/30/17 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09
Net realized and unrealized gain (loss) on investments	0.73
Total from investment operations	$0.82

Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period (x)	$10.72
Total return (%) (r)(s)(t)(x)	8.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	15.38	(a)
Expenses after expense reductions (f)(h)	0.37	(a)
Net investment income (l)	2.26	(a)
Portfolio turnover	2	(n)
Net assets at end of period (000 omitted)	$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

Class R3	Period ended 4/30/17 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10
Net realized and unrealized gain (loss) on investments	0.74
Total from investment operations	$0.84

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$10.73
Total return (%) (r)(s)(t)(x)	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.31	(a)
Expenses after expense reductions (f)(h)	0.12	(a)
Net investment income (l)	2.41	(a)
Portfolio turnover	2	(n)
Net assets at end of period (000 omitted)	$88

Class R4	Period ended 4/30/17 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11
Net realized and unrealized gain (loss) on investments	0.74
Total from investment operations	$0.85

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$10.74
Total return (%) (r)(s)(t)(x)	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.88	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	2.75	(a)
Portfolio turnover	2	(n)
Net assets at end of period (000 omitted)	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

Class R6	Period ended 4/30/17 (c)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11
Net realized and unrealized gain (loss) on investments	0.74
Total from investment operations	$0.85

Less distributions declared to shareholders
From net investment income	$(0.11)
Net asset value, end of period (x)	$10.74
Total return (%) (r)(s)(t)(x)	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	14.87	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (l)	2.76	(a)
Portfolio turnover	2	(n)
Net assets at end of period (000 omitted)	$543

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund-of-funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the funds’ current financial statement presentation and expects that each fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are

Notes to Financial Statements – continued

generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Notes to Financial Statements – continued

The following is a summary of the levels used as of April 30, 2017 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Investments at Value
Mutual Funds	$627,867,031	$—	$—	$627,867,031

MFS Lifetime 2020 Fund
Investments at Value
Mutual Funds	$397,334,921	$—	$—	$397,334,921

MFS Lifetime 2025 Fund
Investments at Value
Mutual Funds	$228,043,439	$—	$—	$228,043,439

MFS Lifetime 2030 Fund
Investments at Value
Mutual Funds	$527,381,372	$—	$—	$527,381,372

MFS Lifetime 2035 Fund
Investments at Value
Mutual Funds	$199,987,490	$—	$—	$199,987,490

MFS Lifetime 2040 Fund
Investments at Value
Mutual Funds	$404,270,133	$—	$—	$404,270,133

MFS Lifetime 2045 Fund
Investments at Value
Mutual Funds	$132,395,797	$—	$—	$132,395,797

MFS Lifetime 2050 Fund
Investments at Value
Mutual Funds	$161,340,028	$—	$—	$161,340,028

MFS Lifetime 2055 Fund
Investments at Value
Mutual Funds	$46,187,199	$—	$—	$46,187,199

MFS Lifetime 2060 Fund
Investments at Value
Mutual Funds	$1,040,918	$—	$—	$1,040,918

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Notes to Financial Statements – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to non-deductible 12b-1 fees, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 4/30/17	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$12,951,741	$8,270,288	$3,853,228	$9,722,206	$2,880,064
Long-term capital gains	10,700,428	21,150,566	3,535,116	23,275,162	2,980,004
Total distributions	$23,652,169	$29,420,854	$7,388,344	$32,997,368	$5,860,068

Year ended 4/30/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund (c)
Ordinary income (including any short-term capital gains)	$6,890,075	$1,955,078	$2,545,008	$550,011	$9,619
Long-term capital gains	17,481,065	1,800,025	2,790,032	314,002	—
Total distributions	$24,371,140	$3,755,103	$5,335,040	$864,013	$9,619

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.

Year ended 4/30/16	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$7,267,245	$5,979,534	$2,294,071	$5,700,117	$1,595,125
Long-term capital gains	3,568,308	6,060,596	1,916,003	6,294,068	1,991,317
Total distributions	$10,835,553	$12,040,130	$4,210,074	$11,994,185	$3,586,442

Year ended 4/30/16		MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Ordinary income (including any short-term capital gains)		$4,074,237	$904,219	$1,301,027	$169,062
Long-term capital gains		6,350,002	1,148,054	1,665,016	177,009
Total distributions		$10,424,239	$2,052,273	$2,966,043	$346,071

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Cost of investments	$594,195,773	$366,535,111	$214,592,425	$452,286,753	$182,418,283
Gross appreciation	37,573,033	32,918,022	14,625,822	78,545,333	18,404,812
Gross depreciation	(3,901,775)	(2,118,212)	(1,174,808)	(3,450,714)	(835,605)
Net unrealized appreciation (depreciation)	$33,671,258	$30,799,810	$13,451,014	$75,094,619	$17,569,207
Undistributed ordinary income	353,370	2,850,884	952,388	2,395,285	322,402
Undistributed long-term capital gain	3,297,879	2,034,047	934,105	3,616,742	1,231,638
Other temporary differences	(582,933)	—	—	—	—

As of 4/30/17	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Cost of investments	$335,031,525	$119,970,137	$142,815,457	$42,604,494	$982,580
Gross appreciation	72,134,024	12,891,464	19,118,980	3,611,060	61,686
Gross depreciation	(2,895,416)	(465,804)	(594,409)	(28,355)	(3,348)
Net unrealized appreciation (depreciation)	$69,238,608	$12,425,660	$18,524,571	$3,582,705	$58,338
Undistributed ordinary income	1,021,172	61,799	206,225	19,446	941
Undistributed long-term capital gain	2,920,515	933,171	1,185,570	290,356	8,498

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Year Ended 4/30/17 (i)	Year Ended 4/30/16	Year Ended 4/30/17 (i)	Year Ended 4/30/16	Year Ended 4/30/17 (i)	Year Ended 4/30/16
Class A	$2,357,708	$1,884,542	$766,508	$768,795	$185,733	$158,380
Class B	203,432	150,161	43,064	61,765	9,289	7,902
Class C	1,835,929	1,241,348	143,905	159,276	20,790	21,202
Class I	641,449	401,052	99,768	84,778	89,384	72,147
Class R1	55,065	43,724	21,848	46,361	2,290	271
Class R2	504,995	341,864	1,013,324	924,406	255,488	67,011
Class R3	868,791	385,000	1,028,635	839,817	464,677	237,081
Class R4	2,582,659	1,468,542	3,312,196	3,094,336	1,951,654	1,647,009
Class R6	16,697	—	909	—	831	—
Class 529A	1,289,153	710,993	—	—	—	—
Class 529B	55,329	23,811	—	—	—	—
Class 529C	357,228	186,030	—	—	—	—
Total	$10,768,435	$6,837,067	$6,430,157	$5,979,534	$2,980,136	$2,211,003

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Year Ended 4/30/17 (i)	Year Ended 4/30/16	Year Ended 4/30/17 (i)	Year Ended 4/30/16	Year Ended 4/30/17 (i)	Year Ended 4/30/16
Class A	$649,302	$618,728	$106,828	$83,678	$327,186	$324,920
Class B	44,742	55,856	5,044	6,900	13,458	17,910
Class C	87,688	106,184	5,917	12,533	32,191	36,945
Class I	179,889	184,007	63,554	51,806	138,682	133,093
Class R1	21,437	30,474	4,521	25	2,020	17,593
Class R2	1,089,546	898,765	139,625	43,609	600,909	580,241
Class R3	1,229,070	980,809	334,269	186,319	566,617	451,555
Class R4	3,247,573	2,825,294	1,389,547	1,186,699	2,423,304	2,177,816
Class R6	772	—	701	—	652	—
Total	$6,550,019	$5,700,117	$2,050,006	$1,571,569	$4,105,019	$3,740,073

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Year Ended 4/30/17 (i)	Year Ended 4/30/16	Year Ended 4/30/17 (i)	Year Ended 4/30/16	Year Ended 4/30/17 (i)	Year Ended 4/30/16
Class A	$58,476	$43,402	$101,964	$83,132	$27,004	$16,794
Class B	2,252	1,961	2,697	3,223	1,131	599
Class C	5,938	4,374	8,972	5,849	3,706	3,535
Class I	26,619	19,272	31,096	15,620	14,235	5,402
Class R1	1,160	286	1,769	498	3,338	—
Class R2	79,039	25,138	243,636	162,334	39,414	11,908
Class R3	198,852	108,056	221,522	127,449	72,945	32,642
Class R4	902,030	681,525	992,703	850,909	194,631	92,122
Class R6	646	—	641	—	606	—
Total	$1,275,012	$884,014	$1,605,000	$1,249,014	$357,010	$163,002

	MFS Lifetime 2060 Fund
	Period Ended 4/30/17 (c)
Class A	$533
Class B	506
Class C	506
Class I	543
Class R1	506
Class R2	524
Class R3	533
Class R4	542
Class R6	5,426
Total	$9,619

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.

Notes to Financial Statements – continued

From net realized gain on investments

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Year Ended 4/30/17 (i)	Year Ended 4/30/16	Year Ended 4/30/17 (i)	Year Ended 4/30/16	Year Ended 4/30/17 (i)	Year Ended 4/30/16
Class A	$2,368,136	$893,629	$2,774,472	$781,352	$299,624	$154,651
Class B	328,754	136,180	329,648	112,166	29,908	15,841
Class C	2,989,179	1,133,841	991,370	299,754	69,057	37,763
Class I	592,199	165,993	312,594	74,937	124,914	62,164
Class R1	84,844	40,014	210,934	95,975	4,741	1,405
Class R2	606,057	190,066	4,225,060	1,110,256	423,635	76,438
Class R3	910,247	167,839	3,750,926	851,004	728,725	231,697
Class R4	2,466,388	604,084	10,392,913	2,735,152	2,726,477	1,419,112
Class R6	985	—	2,780	—	1,127	—
Class 529A	1,671,448	419,109	—	—	—	—
Class 529B	117,366	27,610	—	—	—	—
Class 529C	748,131	220,121	—	—	—	—
Total	$12,883,734	$3,998,486	$22,990,697	$6,060,596	$4,408,208	$1,999,071

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Year Ended 4/30/17 (i)	Year Ended 4/30/16	Year Ended 4/30/17 (i)	Year Ended 4/30/16	Year Ended 4/30/17 (i)	Year Ended 4/30/16
Class A	$2,649,601	$683,663	$219,335	$119,118	$1,673,901	$596,991
Class B	445,617	130,799	30,037	20,276	245,968	93,325
Class C	833,376	244,770	44,552	38,234	560,678	222,841
Class I	626,191	173,130	110,388	62,530	581,603	201,477
Class R1	270,575	100,759	10,811	1,832	220,306	108,554
Class R2	5,286,932	1,215,940	305,246	76,231	3,918,031	1,337,467
Class R3	5,042,116	1,086,728	673,754	264,311	2,912,120	826,712
Class R4	11,290,337	2,658,279	2,414,760	1,432,341	10,150,881	3,296,799
Class R6	2,604	—	1,179	—	2,633	—
Total	$26,447,349	$6,294,068	$3,810,062	$2,014,873	$20,266,121	$6,684,166

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Year Ended 4/30/17 (i)	Year Ended 4/30/16	Year Ended 4/30/17 (i)	Year Ended 4/30/16	Year Ended 4/30/17 (i)	Year Ended 4/30/16
Class A	$128,035	$63,154	$252,821	$122,985	$40,996	$19,101
Class B	15,145	7,763	23,155	13,853	4,949	2,740
Class C	32,962	15,894	56,605	28,541	18,861	12,783
Class I	48,459	24,095	64,126	19,354	17,896	5,233
Class R1	5,177	2,528	10,262	4,974	5,286	732
Class R2	181,407	43,639	721,348	286,044	65,066	15,734
Class R3	424,693	159,071	547,131	186,975	107,327	37,497
Class R4	1,643,078	852,115	2,053,314	1,054,303	245,884	89,249
Class R6	1,135	—	1,278	—	738	—
Total	$2,480,091	$1,168,259	$3,730,040	$1,717,029	$507,003	$183,069

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the year ended April 30, 2017, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$1,287,215	$898,432	$553,044	$1,075,563	$536,940	$942,302	$459,725	$546,137	$342,772	$56,366

Notes to Financial Statements – continued

Effective August 29, 2016, for Class R6 shares, the investment adviser has agreed to bear each fund’s expenses, or make payment to such fund, such that the “Other Expenses” of the fund do not exceed (0.10)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2017. Payments made to the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Lifetime Income Fund	$65,847	$22,564
MFS Lifetime 2020 Fund	13,242	—
MFS Lifetime 2025 Fund	11,316	—
MFS Lifetime 2030 Fund	19,311	—
MFS Lifetime 2035 Fund	13,292	—
MFS Lifetime 2040 Fund	20,058	—
MFS Lifetime 2045 Fund	9,210	—
MFS Lifetime 2050 Fund	12,383	—
MFS Lifetime 2055 Fund	7,401	—
MFS Lifetime 2060 Fund	19	—

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$301,538
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	121,435
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.23%	32,584
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	125,118
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	22,305
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	78,607
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	13,639
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	23,436
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	6,663
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	54

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$171,010
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	59,871
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	12,849
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	85,606
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	12,517
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	46,977
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	6,670
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	9,037
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	3,223
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	209

Notes to Financial Statements – continued

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$1,527,771
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	172,511
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	30,783
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	156,296
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	19,772
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	104,049
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	14,119
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	20,873
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	12,336
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	216

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$48,737
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	41,514
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	1,973
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	54,696
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	3,315
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	48,195
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	2,293
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	3,884
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	1,837
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	209

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$144,264
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	355,006
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	75,216
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	476,744
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	56,232
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	359,648
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	32,202
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	128,154
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	19,040
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	104

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$108,341
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	174,707
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	73,197
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	240,940
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	66,981
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	139,182
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	43,610
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	52,275
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	16,617
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	55

	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.24%	$165,213

Notes to Financial Statements – continued

	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$45,537

	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$299,082

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Total Distribution and Service Fees	$2,811,493	$925,044	$226,602	$1,139,400	$181,122

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Total Distribution and Service Fees	$776,658	$112,533	$237,659	$59,716	$847

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2017, these rebates amounted to the following, and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$2,199	$928	$2,026	$2,257	$358
Class B	3	218	—	21	—
Class C	104	1	—	128	—
Class R1	30	—	—	—	—
Class R2	—	11	—	64	—
Class 529A	5,358	—	—	—	—
Class 529B	193	—	—	—	—
Class 529C	1,135	—	—	—	—

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$1,261	$230	$134	$6	$—
Class B	57	—	1	1	—
Class C	5	—	—	1	—
Class R2	4	—	2	—	—

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2017, were as follows:

CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$2,386	$1,005	$21	$1,485	$104
Class B	25,091	8,695	2,662	7,718	3,444
Class C	43,871	3,799	623	1,820	465
Class 529B	1,526	—	—	—	—
Class 529C	733	—	—	—	—

CDSC Imposed	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$331	$95	$74	$135	$—
Class B	6,534	1,346	2,945	—	—
Class C	2,116	859	947	164	—

The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of

Notes to Financial Statements – continued

the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on August 31, 2017, unless MFD elects to extend the waiver. For the year ended April 30, 2017, this waiver amounted to $50,273 and is included in the reduction of total expenses in the Statements of Operations. The program manager fee incurred for the year ended April 30, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the MFS Lifetime Income Fund for the year ended April 30, 2017, were as follows:

	Fee	Waiver
Class 529A	$66,085	$33,042
Class 529B	4,554	2,277
Class 529C	29,908	14,954
Total Program Manager Fees and Waivers	$100,547	$50,273

Shareholder Servicing Agent – Effective August 29, 2016, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the period from August 29, 2016 through April 30, 2017, each fund paid the following fee which is included in “Shareholder servicing costs” in the Statements of Operations. Each fee equates to the following annual percentage of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Expenses paid	$105,345	$18,288	$8,864	$25,292	$9,010
Percentage of average daily net assets	0.0172%	0.0046%	0.0047%	0.0051%	0.0057%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Expenses paid	$23,172	$8,423	$11,694	$9,599	$160
Percentage of average daily net assets	0.0062%	0.0080%	0.0084%	0.0305%	0.0423%

Effective August 29, 2016, MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the period from August 29, 2016 through April 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following and are included in “Shareholder servicing costs” in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$593,714	$465,093	$227,936	$558,129	$199,893	$447,715	$149,831	$204,416	$78,820	$61

Prior to August 29, 2016, under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund paid a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. Effective August 29, 2016, the funds were removed from the Special Servicing Agreement. For the period from May 1, 2016 through August 28, 2016, each fund’s costs related to the Special Servicing Agreement are included in “Shareholder servicing costs” in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2017 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Percentage of average daily net assets	0.0029%	0.0044%	0.0093%	0.0036%	0.0111%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Percentage of average daily net assets	0.0046%	0.0166%	0.0126%	0.0556%	1.8462%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements – continued

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the year ended April 30, 2017, the fees paid by each fund under this agreement amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
$1,173	$767	$350	$945	$294

MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$719	$196	$263	$57	$1

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 29, 2016, MFS purchased the following fund shares as an investment in the class:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	R6	4,042	$50,000
MFS Lifetime 2020 Fund	R6	3,676	50,000
MFS Lifetime 2025 Fund	R6	4,065	50,000
MFS Lifetime 2030 Fund	R6	3,408	50,000
MFS Lifetime 2035 Fund	R6	3,835	50,000
MFS Lifetime 2040 Fund	R6	3,353	50,000
MFS Lifetime 2045 Fund	R6	3,786	50,000
MFS Lifetime 2050 Fund	R6	3,143	50,000
MFS Lifetime 2055 Fund	R6	3,754	50,000

On June 29, 2016, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime 2025 Fund	B	4,391	$51,636
MFS Lifetime 2035 Fund	B	4,182	51,476
MFS Lifetime 2045 Fund	C	4,130	51,466
MFS Lifetime 2055 Fund	A	4,088	51,752
MFS Lifetime 2055 Fund	C	4,105	51,439
MFS Lifetime 2055 Fund	R2	4,091	51,669

On October 27, 2016, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	B	4,253	$52,138
MFS Lifetime Income Fund	C	4,252	52,131
MFS Lifetime Income Fund	I	4,299	52,406
MFS Lifetime Income Fund	R1	4,247	52,109

On December 6, 2016, MFS purchased the following fund shares as an initial investment in the fund:

Fund	Class	Shares	Amount
MFS Lifetime 2060 Fund	A	5,000	$50,000
MFS Lifetime 2060 Fund	B	5,000	50,000
MFS Lifetime 2060 Fund	C	5,000	50,000
MFS Lifetime 2060 Fund	I	5,000	50,000
MFS Lifetime 2060 Fund	R1	5,000	50,000
MFS Lifetime 2060 Fund	R2	5,000	50,000
MFS Lifetime 2060 Fund	R3	5,000	50,000
MFS Lifetime 2060 Fund	R4	5,000	50,000
MFS Lifetime 2060 Fund	R6	50,000	500,000

At April 30, 2017, MFS held approximately 74% of the outstanding shares of Class I of the MFS Lifetime 2055 Fund. In addition, MFS held approximately 92%, 99%, 91%, 100%, 100%, 100%, 62%, 99%, and 100% of the outstanding shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, and Class R6, respectively, of the MFS Lifetime 2060 Fund.

Notes to Financial Statements – continued

(4)	Portfolio Securities

For the year ended April 30, 2017, purchases and sales of shares of underlying funds aggregated the following:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Purchases	$187,363,560	$138,778,190	$115,545,995	$270,591,624	$118,978,803
Sales	$153,141,267	$138,889,198	$61,714,825	$246,740,711	$67,149,040

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Purchases	$218,820,297	$81,931,111	$100,864,727	$35,413,494	$973,562
Sales	$204,391,386	$47,509,521	$72,679,319	$14,292,349	$18,009

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Income Fund				MFS Lifetime 2020 Fund
	Year ended 4/30/17 (i)		Year ended 4/30/16		Year ended 4/30/17 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,655,422	$20,148,039	1,969,248	$23,567,240	805,388	$10,570,971	683,946	$8,925,118
Class B	50,808	617,540	98,751	1,183,227	33,593	434,616	76,364	987,717
Class C	2,396,570	29,215,849	3,363,197	40,252,790	218,227	2,789,735	239,911	3,044,729
Class I	1,393,523	16,966,821	938,583	11,204,131	283,837	3,774,862	154,814	2,040,980
Class R1	95,782	1,168,956	63,179	761,170	140,979	1,817,366	65,352	852,466
Class R2	1,193,385	14,524,780	619,018	7,413,647	2,648,051	34,513,596	1,493,713	19,365,561
Class R3	1,665,955	20,344,864	1,169,176	13,888,493	2,363,497	31,097,183	1,925,919	24,751,823
Class R4	4,864,496	59,712,808	1,639,836	19,824,417	3,448,347	45,644,750	2,203,132	29,066,614
Class R6	626,711	7,574,853	—	—	1,664,030	21,282,082	—	—
Class 529A	7,543,532	76,318,280	3,324,632	32,812,485	—	—	—	—
Class 529B	550,890	5,584,151	261,543	2,582,926	—	—	—	—
Class 529C	3,289,883	33,294,211	1,710,455	16,933,354	—	—	—	—
	25,326,957	$285,471,152	15,157,618	$170,423,880	11,605,949	$151,925,161	6,843,151	$89,035,008

Shares issued in connection with acquisition of MFS Lifetime 2015 Fund
Class A	169,509	$2,095,136
Class B	18,134	224,131
Class C	69,161	854,836
Class I	25,631	316,800
Class R1	7,046	87,153
Class R2	214,145	2,646,828
Class R3	484,707	5,990,976
Class R4	197,395	2,439,814
	1,185,728	$14,655,674

Notes to Financial Statements – continued

	MFS Lifetime Income Fund – continued				MFS Lifetime 2020 Fund – continued
	Year ended 4/30/17 (i)		Year ended 4/30/16		Year ended 4/30/17 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	385,586	$4,623,838	226,126	$2,687,775	265,180	$3,298,838	114,616	$1,459,068
Class B	43,449	519,564	23,464	277,966	29,479	364,944	13,348	168,983
Class C	391,568	4,678,509	194,341	2,301,138	78,109	953,708	28,827	360,920
Class I	66,970	803,994	29,560	351,802	8,063	100,870	3,195	40,901
Class R1	11,675	139,789	7,051	83,589	18,743	232,782	11,225	142,336
Class R2	86,845	1,040,586	42,560	505,741	388,711	4,804,464	149,985	1,898,808
Class R3	148,318	1,778,763	46,480	552,653	383,724	4,777,369	132,717	1,690,821
Class R4	420,662	5,048,857	174,192	2,072,513	1,096,409	13,705,109	456,142	5,829,488
Class R6	913	11,115	—	—	295	3,689	—	—
Class 529A	297,289	2,933,093	114,314	1,122,736	—	—	—	—
Class 529B	17,495	172,018	5,234	51,224	—	—	—	—
Class 529C	111,958	1,100,078	41,383	404,902	—	—	—	—
	1,982,728	$22,850,204	904,705	$10,412,039	2,268,713	$28,241,773	910,055	$11,591,325

Shares reacquired
Class A	(2,709,394)	$(32,965,786)	(2,461,919)	$(29,460,797)	(717,037)	$(9,326,383)	(660,455)	$(8,640,570)
Class B	(313,984)	(3,817,809)	(310,357)	(3,717,975)	(131,932)	(1,711,182)	(90,918)	(1,173,598)
Class C	(3,464,967)	(42,182,168)	(4,101,833)	(49,082,068)	(324,446)	(4,144,536)	(318,241)	(4,057,162)
Class I	(969,617)	(11,777,427)	(1,217,491)	(14,842,709)	(506,110)	(6,487,834)	(356,256)	(4,807,327)
Class R1	(190,645)	(2,338,290)	(84,895)	(1,013,098)	(190,533)	(2,503,647)	(181,555)	(2,343,448)
Class R2	(946,225)	(11,500,044)	(943,947)	(11,281,152)	(1,958,497)	(25,353,826)	(1,869,798)	(24,232,834)
Class R3	(1,021,520)	(12,407,837)	(509,486)	(6,136,490)	(1,863,809)	(24,575,275)	(975,143)	(12,825,278)
Class R4	(3,174,195)	(38,517,158)	(1,028,709)	(12,307,832)	(5,851,973)	(75,852,472)	(1,825,193)	(24,005,120)
Class R6	(73,732)	(891,855)	—	—	(43,886)	(566,134)	—	—
Class 529A	(5,774,662)	(58,320,956)	(2,903,911)	(28,729,699)	—	—	—	—
Class 529B	(444,075)	(4,482,719)	(257,529)	(2,553,610)	—	—	—	—
Class 529C	(2,805,555)	(28,381,279)	(1,500,397)	(14,830,080)	—	—	—	—
	(21,888,571)	$(247,583,328)	(15,320,474)	$(173,955,510)	(11,588,223)	$(150,521,289)	(6,277,559)	$(82,085,337)

Net change
Class A	(498,877)	$(6,098,773)	(266,545)	$(3,205,782)	353,531	$4,543,426	138,107	$1,743,616
Class B	(201,593)	(2,456,574)	(188,142)	(2,256,782)	(68,860)	(911,622)	(1,206)	(16,898)
Class C	(607,668)	(7,432,974)	(544,295)	(6,528,140)	(28,110)	(401,093)	(49,503)	(651,513)
Class I	516,507	6,310,188	(249,348)	(3,286,776)	(214,210)	(2,612,102)	(198,247)	(2,725,446)
Class R1	(76,142)	(942,392)	(14,665)	(168,339)	(30,811)	(453,499)	(104,978)	(1,348,646)
Class R2	548,150	6,712,150	(282,369)	(3,361,764)	1,078,265	13,964,234	(226,100)	(2,968,465)
Class R3	1,277,460	15,706,766	706,170	8,304,656	883,412	11,299,277	1,083,493	13,617,366
Class R4	2,308,358	28,684,321	785,319	9,589,098	(1,307,217)	(16,502,613)	834,081	10,890,982
Class R6	553,892	6,694,113	—	—	1,620,439	20,719,637	—	—
Class 529A	2,066,159	20,930,417	535,035	5,205,522	—	—	—	—
Class 529B	124,310	1,273,450	9,248	80,540	—	—	—	—
Class 529C	596,286	6,013,010	251,441	2,508,176	—	—	—	—
	6,606,842	$75,393,702	741,849	$6,880,409	2,286,439	$29,645,645	1,475,647	$18,540,996

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund
	Year ended 4/30/17 (i)		Year ended 4/30/16		Year ended 4/30/17 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	349,270	$4,213,729	464,807	$5,413,849	877,727	$12,595,907	689,198	$9,555,121
Class B	34,123	411,201	31,439	363,359	61,118	859,039	118,075	1,604,364
Class C	82,547	983,986	122,322	1,421,627	205,629	2,877,421	272,390	3,716,907
Class I	95,625	1,137,968	277,552	3,292,189	223,277	3,152,000	143,383	2,000,493
Class R1	55,899	679,053	1,348	16,408	114,674	1,625,153	135,538	1,866,623
Class R2	1,946,642	23,517,353	325,984	3,749,426	3,015,758	42,743,365	2,123,398	28,948,820
Class R3	1,713,009	20,762,860	1,037,964	12,122,516	2,861,411	40,928,075	2,332,159	31,684,269
Class R4	2,515,083	30,494,763	1,727,473	20,180,308	4,146,723	59,567,293	2,493,640	34,743,955
Class R6	960,223	11,569,434	—	—	2,358,228	33,502,544	—	—
	7,752,421	$93,770,347	3,988,889	$46,559,682	13,864,545	$197,850,797	8,307,781	$114,120,552

Shares issued to shareholders in reinvestment of distributions
Class A	39,735	$467,287	26,166	$300,652	218,597	$2,996,960	86,997	$1,189,245
Class B	3,350	39,197	2,076	23,743	34,667	470,090	13,346	180,570
Class C	7,151	83,385	4,796	54,669	58,172	784,155	21,787	293,257
Class I	401	4,722	148	1,699	6,629	91,418	2,290	31,483
Class R1	598	7,031	145	1,676	21,424	292,012	9,664	131,233
Class R2	51,133	598,767	11,911	136,626	438,759	5,967,124	147,246	1,998,131
Class R3	101,566	1,193,402	40,799	468,778	457,921	6,264,366	151,468	2,067,537
Class R4	396,788	4,678,131	266,156	3,066,121	1,055,767	14,537,910	399,677	5,483,573
Class R6	166	1,958	—	—	245	3,376	—	—
	600,888	$7,073,880	352,197	$4,053,964	2,292,181	$31,407,411	832,475	$11,375,029

Shares reacquired
Class A	(285,176)	$(3,423,382)	(142,034)	$(1,674,921)	(351,989)	$(5,047,177)	(489,598)	$(6,695,862)
Class B	(30,114)	(361,373)	(17,021)	(195,760)	(105,593)	(1,490,735)	(98,237)	(1,330,185)
Class C	(63,286)	(753,430)	(65,687)	(749,210)	(294,731)	(4,122,101)	(241,292)	(3,243,988)
Class I	(472,760)	(5,587,165)	(45,278)	(540,123)	(979,343)	(13,643,339)	(74,248)	(1,057,611)
Class R1	(28,821)	(351,848)	(7,474)	(86,994)	(205,043)	(2,927,597)	(246,342)	(3,382,793)
Class R2	(744,503)	(8,965,045)	(44,670)	(524,340)	(2,146,582)	(30,282,787)	(1,784,564)	(24,488,346)
Class R3	(554,625)	(6,692,556)	(220,457)	(2,582,279)	(2,342,387)	(33,353,705)	(897,598)	(12,626,574)
Class R4	(968,170)	(11,735,797)	(1,090,497)	(12,865,803)	(5,520,008)	(79,140,997)	(1,292,943)	(18,054,429)
Class R6	(87,123)	(1,069,627)	—	—	(65,323)	(933,135)	—	—
	(3,234,578)	$(38,940,223)	(1,633,118)	$(19,219,430)	(12,010,999)	$(170,941,573)	(5,124,822)	$(70,879,788)

Net change
Class A	103,829	$1,257,634	348,939	$4,039,580	744,335	$10,545,690	286,597	$4,048,504
Class B	7,359	89,025	16,494	191,342	(9,808)	(161,606)	33,184	454,749
Class C	26,412	313,941	61,431	727,086	(30,930)	(460,525)	52,885	766,176
Class I	(376,734)	(4,444,475)	232,422	2,753,765	(749,437)	(10,399,921)	71,425	974,365
Class R1	27,676	334,236	(5,981)	(68,910)	(68,945)	(1,010,432)	(101,140)	(1,384,937)
Class R2	1,253,272	15,151,075	293,225	3,361,712	1,307,935	18,427,702	486,080	6,458,605
Class R3	1,259,950	15,263,706	858,306	10,009,015	976,945	13,838,736	1,586,029	21,125,232
Class R4	1,943,701	23,437,097	903,132	10,380,626	(317,518)	(5,035,794)	1,600,374	22,173,099
Class R6	873,266	10,501,765	—	—	2,293,150	32,572,785	—	—
	5,118,731	$61,904,004	2,707,968	$31,394,216	4,145,727	$58,316,635	4,015,434	$54,615,793

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund
	Year ended 4/30/17 (i)		Year ended 4/30/16		Year ended 4/30/17 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	295,204	$3,815,900	219,378	$2,709,616	547,047	$7,985,526	567,455	$7,995,098
Class B	23,376	303,354	42,083	524,528	37,749	544,784	54,026	754,127
Class C	52,950	675,809	56,550	695,151	159,201	2,269,207	230,873	3,197,904
Class I	78,643	1,012,403	65,964	815,143	207,039	2,996,672	197,001	2,831,331
Class R1	41,948	545,377	2,256	27,466	91,689	1,319,432	89,347	1,241,943
Class R2	1,314,616	17,029,054	284,579	3,443,927	2,484,624	35,847,627	1,882,862	26,179,671
Class R3	1,426,344	18,532,984	787,241	9,699,549	1,603,517	23,440,501	1,571,588	21,853,956
Class R4	2,297,900	29,780,183	1,467,835	18,087,142	3,319,033	48,646,110	2,435,153	34,527,369
Class R6	706,412	9,171,652	—	—	1,756,644	25,506,301	—	—
	6,237,393	$80,866,716	2,925,886	$36,002,522	10,206,543	$148,556,160	7,028,305	$98,581,399

Shares issued to shareholders in reinvestment of distributions
Class A	24,912	$314,632	16,236	$197,921	129,459	$1,811,127	59,517	$830,256
Class B	2,791	35,081	2,240	27,176	18,255	253,930	7,852	108,831
Class C	3,708	46,460	3,414	41,272	36,690	504,125	14,614	200,358
Class I	152	1,922	4	50	2,779	39,157	775	10,866
Class R1	1,215	15,332	152	1,857	16,052	222,326	9,154	126,147
Class R2	31,279	393,808	9,521	115,876	300,525	4,174,287	128,040	1,774,628
Class R3	79,749	1,008,023	36,937	450,630	247,488	3,462,361	91,698	1,278,267
Class R4	300,498	3,804,307	214,324	2,619,040	893,053	12,574,185	390,486	5,474,615
Class R6	148	1,880	—	—	233	3,285	—	—
	444,452	$5,621,445	282,828	$3,453,822	1,644,534	$23,044,783	702,136	$9,803,968

Shares reacquired
Class A	(138,270)	$(1,779,386)	(122,480)	$(1,544,450)	(350,283)	$(5,105,484)	(405,382)	$(5,656,560)
Class B	(30,864)	(393,440)	(15,226)	(187,516)	(49,318)	(712,661)	(38,736)	(539,312)
Class C	(74,457)	(956,636)	(53,517)	(630,562)	(185,985)	(2,642,599)	(318,518)	(4,470,584)
Class I	(372,140)	(4,725,960)	(19,427)	(242,769)	(788,368)	(11,183,483)	(89,784)	(1,220,182)
Class R1	(3,335)	(43,785)	(6,745)	(82,283)	(209,494)	(3,025,517)	(96,142)	(1,356,818)
Class R2	(259,560)	(3,307,862)	(113,750)	(1,391,038)	(1,954,563)	(28,046,560)	(1,417,024)	(19,829,812)
Class R3	(518,743)	(6,708,744)	(152,955)	(1,883,271)	(1,164,398)	(16,955,645)	(720,446)	(10,181,391)
Class R4	(809,673)	(10,523,716)	(595,297)	(7,345,632)	(4,367,978)	(64,194,055)	(1,386,367)	(19,776,972)
Class R6	(3,135)	(41,258)	—	—	(50,472)	(738,889)	—	—
	(2,210,177)	$(28,480,787)	(1,079,397)	$(13,307,521)	(9,120,859)	$(132,604,893)	(4,472,399)	$(63,031,631)

Net change
Class A	181,846	$2,351,146	113,134	$1,363,087	326,223	$4,691,169	221,590	$3,168,794
Class B	(4,697)	(55,005)	29,097	364,188	6,686	86,053	23,142	323,646
Class C	(17,799)	(234,367)	6,447	105,861	9,906	130,733	(73,031)	(1,072,322)
Class I	(293,345)	(3,711,635)	46,541	572,424	(578,550)	(8,147,654)	107,992	1,622,015
Class R1	39,828	516,924	(4,337)	(52,960)	(101,753)	(1,483,759)	2,359	11,272
Class R2	1,086,335	14,115,000	180,350	2,168,765	830,586	11,975,354	593,878	8,124,487
Class R3	987,350	12,832,263	671,223	8,266,908	686,607	9,947,217	942,840	12,950,832
Class R4	1,788,725	23,060,774	1,086,862	13,360,550	(155,892)	(2,973,760)	1,439,272	20,225,012
Class R6	703,425	9,132,274	—	—	1,706,405	24,770,697	—	—
	4,471,668	$58,007,374	2,129,317	$26,148,823	2,730,218	$38,996,050	3,258,042	$45,353,736

Notes to Financial Statements – continued

	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund
	Year ended 4/30/17 (i)		Year ended 4/30/16		Year ended 4/30/17 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	165,665	$2,175,182	197,108	$2,462,551	272,212	$4,336,780	235,969	$3,555,726
Class B	19,767	259,084	25,467	316,375	12,720	201,467	19,652	294,478
Class C	56,949	735,786	45,683	567,172	58,365	912,114	50,727	755,777
Class I	40,817	528,770	82,038	1,032,062	73,384	1,157,800	56,146	838,855
Class R1	23,393	310,777	6,267	81,352	26,390	415,344	10,079	150,667
Class R2	640,168	8,402,664	196,646	2,400,433	1,328,596	20,845,313	805,165	11,947,830
Class R3	877,036	11,569,501	526,820	6,523,715	858,273	13,564,896	584,938	8,632,314
Class R4	1,867,142	24,532,024	1,333,519	16,518,852	1,932,619	30,520,981	1,638,261	24,794,394
Class R6	320,305	4,230,482	—	—	532,977	8,560,338	—	—
	4,011,242	$52,744,270	2,413,548	$29,902,512	5,095,536	$80,515,033	3,400,937	$50,970,041

Shares issued to shareholders in reinvestment of distributions
Class A	14,102	$181,205	8,365	$103,808	22,138	$343,142	13,433	$201,502
Class B	1,359	17,397	787	9,724	1,683	25,852	1,148	17,076
Class C	2,297	29,314	1,281	15,805	3,898	59,530	2,110	31,256
Class I	297	3,825	50	618	838	12,968	156	2,332
Class R1	493	6,337	226	2,814	786	12,030	369	5,472
Class R2	18,225	232,918	5,398	66,769	59,181	907,243	28,943	430,097
Class R3	48,525	623,545	21,543	267,127	49,876	768,594	21,074	314,424
Class R4	197,755	2,545,108	123,481	1,533,640	197,027	3,046,017	127,354	1,905,212
Class R6	138	1,781	—	—	124	1,919	—	—
	283,191	$3,641,430	161,131	$2,000,305	335,551	$5,177,295	194,587	$2,907,371

Shares reacquired
Class A	(100,450)	$(1,326,780)	(53,957)	$(672,174)	(113,436)	$(1,805,139)	(106,636)	$(1,552,810)
Class B	(14,262)	(186,848)	(9,866)	(121,176)	(7,584)	(118,035)	(16,582)	(244,014)
Class C	(28,095)	(365,942)	(27,780)	(345,582)	(26,270)	(409,106)	(51,115)	(756,866)
Class I	(168,116)	(2,165,783)	(29,372)	(359,501)	(151,972)	(2,357,889)	(24,471)	(367,021)
Class R1	(2,377)	(31,242)	(7,495)	(92,442)	(11,285)	(174,964)	(13,414)	(200,344)
Class R2	(163,858)	(2,143,581)	(49,758)	(607,846)	(602,025)	(9,413,563)	(391,449)	(5,764,922)
Class R3	(238,460)	(3,138,694)	(108,094)	(1,353,047)	(319,747)	(5,058,789)	(119,862)	(1,812,773)
Class R4	(645,032)	(8,533,291)	(353,598)	(4,442,463)	(2,027,038)	(32,453,971)	(1,039,628)	(15,778,101)
Class R6	(5,763)	(76,534)	—	—	(4,523)	(73,727)	—	—
	(1,366,413)	$(17,968,695)	(639,920)	$(7,994,231)	(3,263,880)	$(51,865,183)	(1,763,157)	$(26,476,851)

Net change
Class A	79,317	$1,029,607	151,516	$1,894,186	180,914	$2,874,783	142,766	$2,204,418
Class B	6,864	89,633	16,388	204,923	6,819	109,284	4,218	67,540
Class C	31,151	399,158	19,184	237,395	35,993	562,538	1,722	30,167
Class I	(127,002)	(1,633,188)	52,716	673,179	(77,750)	(1,187,121)	31,831	474,166
Class R1	21,509	285,872	(1,002)	(8,276)	15,891	252,410	(2,966)	(44,205)
Class R2	494,535	6,492,001	152,286	1,859,356	785,752	12,338,993	442,659	6,613,005
Class R3	687,101	9,054,352	440,269	5,437,795	588,402	9,274,701	486,150	7,133,965
Class R4	1,419,865	18,543,841	1,103,402	13,610,029	102,608	1,113,027	725,987	10,921,505
Class R6	314,680	4,155,729	—	—	528,578	8,488,530	—	—
	2,928,020	$38,417,005	1,934,759	$23,908,587	2,167,207	$33,827,145	1,832,367	$27,400,561

Notes to Financial Statements – continued

	MFS Lifetime 2055 Fund				MFS Lifetime 2060 Fund
	Year ended 4/30/17 (i)		Year ended 4/30/16		Period ended 4/30/17 (c)
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	127,560	$1,695,780	128,636	$1,604,689	5,491	$55,132
Class B	7,413	98,985	9,300	114,281	5,070	50,736
Class C	35,114	462,164	29,683	366,191	5,518	55,443
Class I	49,381	650,088	37,622	474,877	5,000	50,000
Class R1	36,755	491,555	947	11,769	5,000	50,000
Class R2	389,004	5,178,908	106,831	1,322,636	5,000	50,000
Class R3	504,397	6,718,355	195,573	2,431,931	8,141	83,289
Class R4	993,356	13,226,241	547,089	6,761,291	5,056	50,589
Class R6	127,027	1,688,677	—	—	50,059	500,626
	2,270,007	$30,210,753	1,055,681	$13,087,665	94,335	$945,815

Shares issued to shareholders in reinvestment of distributions
Class A	5,023	$65,554	2,863	$35,757	53	$533
Class B	466	6,080	267	3,339	51	506
Class C	1,380	17,871	1,039	12,883	51	506
Class I	145	1,902	107	1,342	54	542
Class R1	662	8,624	58	732	51	506
Class R2	7,216	93,878	2,141	26,697	52	524
Class R3	13,810	180,218	5,611	70,138	53	533
Class R4	33,653	440,515	14,486	181,371	54	542
Class R6	103	1,344	—	—	543	5,426
	62,458	$815,986	26,572	$332,259	962	$9,618

Shares reacquired
Class A	(41,231)	$(546,875)	(50,394)	$(628,487)	(24)	$(250)
Class B	(203)	(2,668)	(6,687)	(82,126)	(3)	(33)
Class C	(31,899)	(426,411)	(21,787)	(274,020)	(8)	(83)
Class I	(91,909)	(1,206,288)	(19,334)	(242,751)	—	—
Class R1	(19,432)	(265,247)	(6,876)	(85,196)	—	—
Class R2	(66,152)	(882,660)	(20,325)	(254,766)	—	—
Class R3	(94,109)	(1,251,682)	(69,483)	(872,244)	—	—
Class R4	(322,216)	(4,269,956)	(92,651)	(1,151,113)	—	—
Class R6	(4,411)	(60,296)	—	—	—	—
	(671,562)	$(8,912,083)	(287,537)	$(3,590,703)	(35)	$(366)

Net change
Class A	91,352	$1,214,459	81,105	$1,011,959	5,520	$55,415
Class B	7,676	102,397	2,880	35,494	5,118	51,209
Class C	4,595	53,624	8,935	105,054	5,561	55,866
Class I	(42,383)	(554,298)	18,395	233,468	5,054	50,542
Class R1	17,985	234,932	(5,871)	(72,695)	5,051	50,506
Class R2	330,068	4,390,126	88,647	1,094,567	5,052	50,524
Class R3	424,098	5,646,891	131,701	1,629,825	8,194	83,822
Class R4	704,793	9,396,800	468,924	5,791,549	5,110	51,131
Class R6	122,719	1,629,725	—	—	50,602	506,052
	1,660,903	$22,114,656	794,716	$9,829,221	95,262	$955,067

(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.

Notes to Financial Statements – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the year ended April 30, 2017, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Commitment Fee	$4,245	$2,791	$1,238	$3,378	$1,029
Interest Expense	$—	$—	$—	$—	$—

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Commitment Fee	$2,595	$694	$925	$193	$1
Interest Expense	$—	$—	$—	$—	$—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Lifetime Income Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,166,265	270,455	(121,703)	1,315,017
MFS Blended Research Core Equity Fund	—	577,087	(83,658)	493,429
MFS Blended Research Growth Equity Fund	—	1,268,334	(197,042)	1,071,292
MFS Blended Research International Equity Fund	—	1,726,341	(272,841)	1,453,500
MFS Blended Research Mid Cap Equity Fund	—	2,038,238	(311,782)	1,726,456
MFS Blended Research Small Cap Equity Fund	—	644,880	(128,463)	516,417
MFS Blended Research Value Equity Fund	—	1,247,277	(198,267)	1,049,010
MFS Commodity Strategy Fund	956,465	361,493	(249,053)	1,068,905
MFS Emerging Markets Debt Fund	759,751	179,897	(99,073)	840,575
MFS Emerging Markets Debt Local Currency Fund	794,335	277,950	(175,780)	896,505
MFS Global Bond Fund	3,082,063	875,924	(348,115)	3,609,872
MFS Global Real Estate Fund	341,907	136,835	(72,708)	406,034
MFS Government Securities Fund	5,380,338	1,375,500	(409,042)	6,346,796
MFS Growth Fund	296,281	55,507	(201,784)	150,004
MFS High Income Fund	5,036,235	1,149,574	(733,165)	5,452,644
MFS Inflation-Adjusted Bond Fund	5,219,582	1,228,566	(459,246)	5,988,902
MFS Institutional Money Market Portfolio	616,542	78,305,869	(77,136,217)	1,786,194
MFS International Growth Fund	205,144	46,838	(144,138)	107,844
MFS International Value Fund	153,277	33,223	(105,163)	81,337
MFS Limited Maturity Fund	18,240,626	4,316,530	(1,643,149)	20,914,007
MFS Mid Cap Growth Fund	1,114,891	240,570	(762,575)	592,886
MFS Mid Cap Value Fund	816,476	167,281	(566,954)	416,803
MFS New Discovery Fund	226,136	49,410	(165,534)	110,012
MFS New Discovery Value Fund	429,226	98,638	(318,871)	208,993
MFS Research Fund	594,826	118,969	(403,370)	310,425
MFS Research International Fund	1,063,926	258,716	(758,166)	564,476
MFS Total Return Bond Fund	10,150,875	2,361,998	(796,980)	11,715,893
MFS Value Fund	637,423	134,916	(439,714)	332,625

Notes to Financial Statements – continued

	MFS Lifetime Income Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(43,373)	$—	$112,434	$12,492,664
MFS Blended Research Core Equity Fund	57,472	—	161,864	12,552,830
MFS Blended Research Growth Equity Fund	75,085	—	50,587	12,630,532
MFS Blended Research International Equity Fund	61,903	—	87,780	15,857,684
MFS Blended Research Mid Cap Equity Fund	105,917	—	87,210	18,783,843
MFS Blended Research Small Cap Equity Fund	58,917	520	41,564	6,300,292
MFS Blended Research Value Equity Fund	93,335	—	90,699	12,493,705
MFS Commodity Strategy Fund	(761,551)	—	38,012	6,178,271
MFS Emerging Markets Debt Fund	(20,889)	—	583,513	12,566,596
MFS Emerging Markets Debt Local Currency Fund	(210,533)	—	137,220	6,275,537
MFS Global Bond Fund	(545,178)	—	67,367	31,261,493
MFS Global Real Estate Fund	(68,324)	275,200	295,035	6,155,472
MFS Government Securities Fund	(171,092)	—	1,690,713	62,452,472
MFS Growth Fund	3,112,591	196,735	24,962	12,699,312
MFS High Income Fund	(139,119)	—	1,029,652	18,866,148
MFS Inflation-Adjusted Bond Fund	(297,832)	—	1,178,746	62,524,132
MFS Institutional Money Market Portfolio	(34)	—	5,861	1,786,193
MFS International Growth Fund	327,618	—	44,859	3,181,388
MFS International Value Fund	612,132	—	62,484	3,157,521
MFS Limited Maturity Fund	(235,237)	—	1,835,755	124,856,619
MFS Mid Cap Growth Fund	2,052,301	478,460	—	9,474,324
MFS Mid Cap Value Fund	1,595,939	—	139,378	9,369,727
MFS New Discovery Fund	402,237	68,164	—	3,155,153
MFS New Discovery Value Fund	538,893	91,545	63,599	3,122,359
MFS Research Fund	1,811,055	543,897	160,679	12,581,545
MFS Research International Fund	395,073	—	199,166	9,522,706
MFS Total Return Bond Fund	(179,954)	—	3,653,804	125,008,577
MFS Value Fund	2,217,952	212,269	318,868	12,559,936
	$10,845,304	$1,866,790	$12,161,811	$627,867,031

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	792,856	151,994	(108,432)	836,418
MFS Blended Research Core Equity Fund	—	518,813	(100,406)	418,407
MFS Blended Research Growth Equity Fund	—	1,136,203	(232,139)	904,064
MFS Blended Research International Equity Fund	—	1,629,251	(345,539)	1,283,712
MFS Blended Research Mid Cap Equity Fund	—	1,687,152	(346,166)	1,340,986
MFS Blended Research Small Cap Equity Fund	—	430,503	(105,995)	324,508
MFS Blended Research Value Equity Fund	—	1,126,664	(233,722)	892,942
MFS Commodity Strategy Fund	657,631	204,070	(173,960)	687,741
MFS Emerging Markets Debt Fund	747,440	113,404	(144,984)	715,860
MFS Emerging Markets Debt Local Currency Fund	1,025,100	230,091	(294,011)	961,180
MFS Global Bond Fund	2,084,726	519,958	(311,058)	2,293,626
MFS Global Real Estate Fund	232,393	88,692	(59,770)	261,315
MFS Government Securities Fund	3,642,565	821,232	(421,423)	4,042,374
MFS Growth Fund	290,836	22,130	(186,728)	126,238
MFS High Income Fund	5,469,318	694,193	(1,135,673)	5,027,838
MFS Inflation-Adjusted Bond Fund	3,530,184	744,723	(465,809)	3,809,098
MFS Institutional Money Market Portfolio	31,054	45,640,700	(45,671,553)	201
MFS International Growth Fund	264,485	29,307	(180,460)	113,332
MFS International Value Fund	197,483	19,256	(130,685)	86,054
MFS Limited Maturity Fund	6,867,540	2,573,169	(686,068)	8,754,641
MFS Mid Cap Growth Fund	982,786	110,574	(636,283)	457,077
MFS Mid Cap Value Fund	722,249	75,400	(473,081)	324,568
MFS New Discovery Fund	154,138	20,655	(105,661)	69,132
MFS New Discovery Value Fund	293,050	42,560	(203,301)	132,309
MFS Research Fund	585,060	54,347	(376,586)	262,821
MFS Research International Fund	943,935	124,412	(634,787)	433,560
MFS Total Return Bond Fund	5,348,832	1,412,427	(582,895)	6,178,364
MFS Value Fund	628,614	63,193	(410,010)	281,797

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(42,729)	$—	$73,429	$7,945,969
MFS Blended Research Core Equity Fund	88,882	—	148,240	10,644,284
MFS Blended Research Growth Equity Fund	116,864	—	46,489	10,658,917
MFS Blended Research International Equity Fund	130,330	—	84,365	14,005,292
MFS Blended Research Mid Cap Equity Fund	141,465	—	73,377	14,589,931
MFS Blended Research Small Cap Equity Fund	52,027	356	28,469	3,959,003
MFS Blended Research Value Equity Fund	130,473	—	84,710	10,634,943
MFS Commodity Strategy Fund	(571,178)	—	25,107	3,975,143
MFS Emerging Markets Debt Fund	(85,689)	—	531,053	10,702,101
MFS Emerging Markets Debt Local Currency Fund	(349,628)	—	149,861	6,728,258
MFS Global Bond Fund	(519,483)	—	46,082	19,862,798
MFS Global Real Estate Fund	(29,418)	180,330	193,326	3,961,541
MFS Government Securities Fund	(231,172)	—	1,101,300	39,776,956
MFS Growth Fund	4,824,937	179,627	24,721	10,687,282
MFS High Income Fund	(206,362)	—	1,026,937	17,396,320
MFS Inflation-Adjusted Bond Fund	(405,027)	—	766,913	39,766,985
MFS Institutional Money Market Portfolio	(19)	—	1,507	201
MFS International Growth Fund	954,094	—	51,802	3,343,305
MFS International Value Fund	1,754,898	—	71,974	3,340,608
MFS Limited Maturity Fund	(106,971)	—	727,167	52,265,205
MFS Mid Cap Growth Fund	3,424,254	396,365	—	7,304,095
MFS Mid Cap Value Fund	3,194,129	—	118,154	7,296,286
MFS New Discovery Fund	479,577	45,557	—	1,982,713
MFS New Discovery Value Fund	558,453	62,662	43,530	1,976,701
MFS Research Fund	3,829,741	499,523	147,571	10,652,124
MFS Research International Fund	696,889	—	162,917	7,314,152
MFS Total Return Bond Fund	(218,129)	—	1,913,659	65,923,145
MFS Value Fund	3,773,542	195,841	297,509	10,640,663
	$21,384,750	$1,560,261	$7,940,169	$397,334,921

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	186,008	138,323	(13,331)	311,000
MFS Blended Research Core Equity Fund	—	346,652	(16,689)	329,963
MFS Blended Research Growth Equity Fund	—	757,046	(39,409)	717,637
MFS Blended Research International Equity Fund	—	1,215,632	(76,219)	1,139,413
MFS Blended Research Mid Cap Equity Fund	—	1,368,654	(100,449)	1,268,205
MFS Blended Research Small Cap Equity Fund	—	290,309	(37,488)	252,821
MFS Blended Research Value Equity Fund	—	750,710	(51,166)	699,544
MFS Commodity Strategy Fund	757,867	304,624	(145,459)	917,032
MFS Emerging Markets Debt Fund	327,267	157,196	(28,314)	456,149
MFS Emerging Markets Debt Local Currency Fund	455,070	253,781	(59,386)	649,465
MFS Global Bond Fund	883,009	513,537	(89,806)	1,306,740
MFS Global Real Estate Fund	184,326	91,769	(27,505)	248,590
MFS Government Securities Fund	1,545,419	891,983	(143,710)	2,293,692
MFS Growth Fund	166,398	33,411	(99,097)	100,712
MFS High Income Fund	2,404,463	1,070,785	(188,868)	3,286,380
MFS Inflation-Adjusted Bond Fund	1,097,153	698,488	(81,014)	1,714,627
MFS Institutional Money Market Portfolio	134,416	53,949,559	(53,361,238)	722,737
MFS International Growth Fund	169,800	39,542	(103,588)	105,754
MFS International New Discovery Fund	48,233	11,688	(9,405)	50,516
MFS International Value Fund	127,300	28,776	(76,453)	79,623
MFS Limited Maturity Fund	299,299	884,973	(13,910)	1,170,362
MFS Mid Cap Growth Fund	711,253	151,525	(424,563)	438,215
MFS Mid Cap Value Fund	518,383	103,724	(316,566)	305,541
MFS New Discovery Fund	93,188	19,501	(58,677)	54,012
MFS New Discovery Value Fund	177,102	40,021	(115,235)	101,888
MFS Research Fund	332,415	70,045	(194,534)	207,926
MFS Research International Fund	585,721	146,782	(363,379)	369,124
MFS Total Return Bond Fund	1,281,772	962,769	(92,405)	2,152,136
MFS Value Fund	354,099	79,038	(210,830)	222,307

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,357)	$—	$21,646	$2,954,500
MFS Blended Research Core Equity Fund	(902)	—	93,739	8,394,255
MFS Blended Research Growth Equity Fund	(392)	—	29,498	8,460,940
MFS Blended Research International Equity Fund	8,379	—	59,387	12,430,998
MFS Blended Research Mid Cap Equity Fund	10,756	—	57,669	13,798,071
MFS Blended Research Small Cap Equity Fund	13,045	236	18,851	3,084,413
MFS Blended Research Value Equity Fund	11,616	—	54,249	8,331,571
MFS Commodity Strategy Fund	(397,332)	—	29,582	5,300,443
MFS Emerging Markets Debt Fund	(37,733)	—	266,043	6,819,430
MFS Emerging Markets Debt Local Currency Fund	(70,818)	—	91,318	4,546,256
MFS Global Bond Fund	(108,109)	—	34,498	11,316,366
MFS Global Real Estate Fund	(25,645)	148,721	159,439	3,768,625
MFS Government Securities Fund	(44,906)	—	517,206	22,569,932
MFS Growth Fund	689,566	113,484	14,210	8,526,301
MFS High Income Fund	(43,890)	—	521,681	11,370,875
MFS Inflation-Adjusted Bond Fund	(59,709)	—	278,520	17,900,699
MFS Institutional Money Market Portfolio	(177)	—	3,325	722,737
MFS International Growth Fund	154,105	—	37,924	3,119,739
MFS International New Discovery Fund	3,755	15,453	24,362	1,594,793
MFS International Value Fund	305,390	—	52,809	3,090,953
MFS Limited Maturity Fund	(550)	—	62,236	6,987,061
MFS Mid Cap Growth Fund	573,219	307,804	—	7,002,677
MFS Mid Cap Value Fund	347,417	—	93,210	6,868,565
MFS New Discovery Fund	38,309	29,641	—	1,549,068
MFS New Discovery Value Fund	94,013	40,319	28,110	1,522,207
MFS Research Fund	298,948	316,631	93,540	8,427,245
MFS Research International Fund	(159,074)	—	111,496	6,227,127
MFS Total Return Bond Fund	(22,895)	—	530,115	22,963,291
MFS Value Fund	514,577	124,226	185,785	8,394,301
	$2,087,606	$1,096,515	$3,470,448	$228,043,439

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	473,963	150,531	(70,849)	553,645
MFS Blended Research Core Equity Fund	—	919,537	(92,823)	826,714
MFS Blended Research Emerging Markets Equity Fund	—	187,696	(46,183)	141,513
MFS Blended Research Growth Equity Fund	—	2,567,561	(319,812)	2,247,749
MFS Blended Research International Equity Fund	—	4,302,147	(576,636)	3,725,511
MFS Blended Research Mid Cap Equity Fund	—	4,623,585	(581,626)	4,041,959
MFS Blended Research Small Cap Equity Fund	—	972,761	(178,329)	794,432
MFS Blended Research Value Equity Fund	—	2,572,711	(355,275)	2,217,436
MFS Commodity Strategy Fund	3,088,301	1,068,100	(805,762)	3,350,639
MFS Emerging Markets Debt Fund	927,740	272,658	(144,041)	1,056,357
MFS Emerging Markets Debt Local Currency Fund	1,297,306	469,551	(262,384)	1,504,473
MFS Emerging Markets Equity Fund	155,193	9,750	(106,722)	58,221
MFS Global Bond Fund	1,163,231	766,796	(139,768)	1,790,259
MFS Global Real Estate Fund	804,852	312,287	(187,804)	929,335
MFS Government Securities Fund	484,801	1,279,279	(76,045)	1,688,035
MFS Growth Fund	644,180	61,755	(391,375)	314,560
MFS High Income Fund	6,856,515	1,814,173	(1,063,557)	7,607,131
MFS Inflation-Adjusted Bond Fund	2,206,845	911,386	(280,420)	2,837,811
MFS Institutional Money Market Portfolio	369,057	85,700,280	(85,151,018)	918,319
MFS International Growth Fund	802,012	100,946	(511,033)	391,925
MFS International New Discovery Fund	292,513	55,818	(65,736)	282,595
MFS International Value Fund	599,228	67,599	(370,739)	296,088
MFS Mid Cap Growth Fund	2,662,586	318,649	(1,602,176)	1,379,059
MFS Mid Cap Value Fund	1,954,639	230,881	(1,207,666)	977,854
MFS New Discovery Fund	360,875	39,816	(231,466)	169,225
MFS New Discovery Value Fund	684,648	87,832	(448,679)	323,801
MFS Research Fund	971,586	122,807	(575,253)	519,140
MFS Research International Fund	2,013,085	303,582	(1,272,098)	1,044,569
MFS Total Return Bond Fund	1,464,130	958,501	(165,079)	2,257,552
MFS Value Fund	1,391,111	168,359	(859,669)	699,801

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(20,477)	$—	$45,298	$5,259,628
MFS Blended Research Core Equity Fund	45,300	—	260,648	21,031,593
MFS Blended Research Emerging Markets Equity Fund	20,273	488	26,729	1,802,874
MFS Blended Research Growth Equity Fund	126,716	—	105,940	26,500,955
MFS Blended Research International Equity Fund	180,466	—	222,120	40,645,325
MFS Blended Research Mid Cap Equity Fund	133,267	—	205,086	43,976,513
MFS Blended Research Small Cap Equity Fund	71,018	844	67,398	9,692,075
MFS Blended Research Value Equity Fund	132,251	—	195,113	26,409,668
MFS Commodity Strategy Fund	(2,658,825)	—	114,870	19,366,696
MFS Emerging Markets Debt Fund	(143,892)	—	699,690	15,792,537
MFS Emerging Markets Debt Local Currency Fund	(322,219)	—	224,137	10,531,308
MFS Emerging Markets Equity Fund	(191,383)	—	16,284	1,810,094
MFS Global Bond Fund	(125,448)	—	52,624	15,503,645
MFS Global Real Estate Fund	(110,719)	610,729	654,742	14,088,713
MFS Government Securities Fund	(37,019)	—	293,091	16,610,266
MFS Growth Fund	5,803,871	406,533	54,675	26,630,606
MFS High Income Fund	(242,486)	—	1,373,632	26,320,673
MFS Inflation-Adjusted Bond Fund	(168,080)	—	513,298	29,626,751
MFS Institutional Money Market Portfolio	(253)	—	4,008	918,319
MFS International Growth Fund	927,041	—	161,171	11,561,790
MFS International New Discovery Fund	72,135	92,154	145,281	8,921,521
MFS International Value Fund	2,215,626	—	223,651	11,494,116
MFS Mid Cap Growth Fund	4,243,059	1,094,617	—	22,037,363
MFS Mid Cap Value Fund	2,639,777	—	331,148	21,982,151
MFS New Discovery Fund	347,012	105,950	—	4,853,380
MFS New Discovery Value Fund	613,071	147,062	102,230	4,837,593
MFS Research Fund	1,976,834	879,886	259,938	21,040,753
MFS Research International Fund	(156,088)	—	354,416	17,621,884
MFS Total Return Bond Fund	(62,024)	—	593,812	24,088,079
MFS Value Fund	3,822,275	446,649	674,736	26,424,503
	$19,131,079	$3,784,912	$7,975,766	$527,381,372

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	75,711	70,012	(7,673)	138,050
MFS Blended Research Core Equity Fund	—	324,987	(12,092)	312,895
MFS Blended Research Emerging Markets Equity Fund	—	117,788	(12,582)	105,206
MFS Blended Research Growth Equity Fund	—	995,187	(36,059)	959,128
MFS Blended Research International Equity Fund	—	1,820,421	(99,912)	1,720,509
MFS Blended Research Mid Cap Equity Fund	—	1,790,039	(84,906)	1,705,133
MFS Blended Research Small Cap Equity Fund	—	393,963	(39,699)	354,264
MFS Blended Research Value Equity Fund	—	1,004,624	(58,618)	946,006
MFS Commodity Strategy Fund	1,011,771	678,592	(191,148)	1,499,215
MFS Emerging Markets Debt Fund	147,875	130,801	(14,743)	263,933
MFS Emerging Markets Debt Local Currency Fund	206,333	195,831	(25,946)	376,218
MFS Emerging Markets Equity Fund	71,586	14,795	(43,218)	43,163
MFS Global Bond Fund	159,879	162,567	(19,605)	302,841
MFS Global Real Estate Fund	310,530	218,551	(46,665)	482,416
MFS Growth Fund	199,055	47,047	(112,112)	133,990
MFS High Income Fund	1,088,753	905,620	(95,407)	1,898,966
MFS Inflation-Adjusted Bond Fund	473,267	380,060	(61,085)	792,242
MFS Institutional Money Market Portfolio	127,083	41,564,606	(41,226,385)	465,304
MFS International Growth Fund	282,420	81,104	(169,259)	194,265
MFS International New Discovery Fund	127,993	57,562	(15,054)	170,501
MFS International Value Fund	211,541	61,376	(126,891)	146,026
MFS Mid Cap Growth Fund	821,904	226,914	(464,858)	583,960
MFS Mid Cap Value Fund	599,639	169,864	(356,856)	412,647
MFS New Discovery Fund	117,392	27,525	(69,464)	75,453
MFS New Discovery Value Fund	222,975	60,596	(139,607)	143,964
MFS Research Fund	278,480	75,091	(156,934)	196,637
MFS Research International Fund	620,970	200,002	(383,490)	437,482
MFS Total Return Bond Fund	328,861	240,760	(40,438)	529,183
MFS Value Fund	425,693	121,074	(248,001)	298,766

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,832)	$—	$9,151	$1,311,476
MFS Blended Research Core Equity Fund	(2,627)	—	82,400	7,960,040
MFS Blended Research Emerging Markets Equity Fund	1,376	282	15,446	1,340,331
MFS Blended Research Growth Equity Fund	(2,780)	—	37,041	11,308,121
MFS Blended Research International Equity Fund	4,810	—	84,680	18,770,754
MFS Blended Research Mid Cap Equity Fund	1,977	—	70,771	18,551,847
MFS Blended Research Small Cap Equity Fund	12,231	305	24,329	4,322,026
MFS Blended Research Value Equity Fund	6,266	—	67,362	11,266,926
MFS Commodity Strategy Fund	(523,073)	—	42,664	8,665,465
MFS Emerging Markets Debt Fund	(9,777)	—	135,771	3,945,800
MFS Emerging Markets Debt Local Currency Fund	(33,616)	—	50,767	2,633,526
MFS Emerging Markets Equity Fund	(121,693)	—	9,432	1,341,947
MFS Global Bond Fund	(9,783)	—	9,431	2,622,599
MFS Global Real Estate Fund	(58,865)	266,419	285,619	7,313,420
MFS Growth Fund	546,693	143,637	17,273	11,343,630
MFS High Income Fund	(23,925)	—	266,223	6,570,422
MFS Inflation-Adjusted Bond Fund	(11,100)	—	122,889	8,271,002
MFS Institutional Money Market Portfolio	(44)	—	2,374	465,304
MFS International Growth Fund	152,234	—	66,269	5,730,803
MFS International New Discovery Fund	(9,706)	46,847	73,855	5,382,731
MFS International Value Fund	375,091	—	92,367	5,668,710
MFS Mid Cap Growth Fund	426,608	382,439	—	9,331,674
MFS Mid Cap Value Fund	170,382	—	113,967	9,276,297
MFS New Discovery Fund	15,104	38,813	—	2,164,003
MFS New Discovery Value Fund	93,273	52,079	36,312	2,150,823
MFS Research Fund	121,280	279,812	82,663	7,969,705
MFS Research International Fund	(305,662)	—	124,780	7,380,320
MFS Total Return Bond Fund	(9,509)	—	130,915	5,646,382
MFS Value Fund	318,522	155,220	232,777	11,281,406
	$1,121,855	$1,365,853	$2,287,528	$199,987,490

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	20,097	49,924	(3,168)	66,853
MFS Blended Research Core Equity Fund	—	693,894	(59,441)	634,453
MFS Blended Research Emerging Markets Equity Fund	—	351,277	(58,900)	292,377
MFS Blended Research Growth Equity Fund	—	2,221,087	(183,020)	2,038,067
MFS Blended Research International Equity Fund	—	4,490,415	(551,901)	3,938,514
MFS Blended Research Mid Cap Equity Fund	—	4,048,570	(403,682)	3,644,888
MFS Blended Research Small Cap Equity Fund	—	957,641	(156,338)	801,303
MFS Blended Research Value Equity Fund	—	2,266,576	(263,917)	2,002,659
MFS Commodity Strategy Fund	2,999,950	1,027,942	(652,028)	3,375,864
MFS Emerging Markets Debt Fund	39,300	94,676	(6,261)	127,715
MFS Emerging Markets Debt Local Currency Fund	54,814	136,861	(9,849)	181,826
MFS Emerging Markets Equity Fund	258,127	28,111	(166,008)	120,230
MFS Global Bond Fund	42,367	111,887	(7,559)	146,695
MFS Global Real Estate Fund	1,042,118	422,873	(223,098)	1,241,893
MFS Growth Fund	550,968	52,979	(318,889)	285,058
MFS High Income Fund	289,724	671,461	(41,023)	920,162
MFS Inflation-Adjusted Bond Fund	854,535	388,730	(124,437)	1,118,828
MFS Institutional Money Market Portfolio	390,626	45,004,320	(45,394,777)	169
MFS International Growth Fund	883,281	120,908	(543,340)	460,849
MFS International New Discovery Fund	460,175	89,447	(73,879)	475,743
MFS International Value Fund	659,050	90,382	(401,321)	348,111
MFS Mid Cap Growth Fund	2,303,926	272,037	(1,330,722)	1,245,241
MFS Mid Cap Value Fund	1,692,769	192,447	(1,003,810)	881,406
MFS New Discovery Fund	349,745	35,456	(214,308)	170,893
MFS New Discovery Value Fund	665,676	79,531	(419,169)	326,038
MFS Research Fund	742,161	83,841	(427,351)	398,651
MFS Research International Fund	1,775,602	259,625	(1,093,336)	941,891
MFS Total Return Bond Fund	797,271	297,575	(119,489)	975,357
MFS Value Fund	1,190,560	157,864	(715,666)	632,758

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(512)	$—	$3,956	$635,101
MFS Blended Research Core Equity Fund	22,252	—	199,472	16,140,478
MFS Blended Research Emerging Markets Equity Fund	30,733	903	49,399	3,724,877
MFS Blended Research Growth Equity Fund	65,761	—	93,281	24,028,813
MFS Blended Research International Equity Fund	162,896	—	228,572	42,969,188
MFS Blended Research Mid Cap Equity Fund	57,512	—	181,275	39,656,379
MFS Blended Research Small Cap Equity Fund	61,795	833	66,560	9,775,898
MFS Blended Research Value Equity Fund	79,211	—	171,986	23,851,666
MFS Commodity Strategy Fund	(2,051,451)	—	113,810	19,512,495
MFS Emerging Markets Debt Fund	(2,710)	—	56,763	1,909,345
MFS Emerging Markets Debt Local Currency Fund	(332)	—	25,550	1,272,781
MFS Emerging Markets Equity Fund	(372,225)	—	30,185	3,737,948
MFS Global Bond Fund	(3,791)	—	6,404	1,270,377
MFS Global Real Estate Fund	(178,436)	798,591	856,142	18,827,097
MFS Growth Fund	4,043,086	357,841	47,551	24,133,041
MFS High Income Fund	(1,767)	—	111,313	3,183,760
MFS Inflation-Adjusted Bond Fund	(35,717)	—	199,653	11,680,561
MFS Institutional Money Market Portfolio	(96)	—	1,873	170
MFS International Growth Fund	850,563	—	182,658	13,595,052
MFS International New Discovery Fund	52,374	149,186	235,191	15,019,193
MFS International Value Fund	1,986,493	—	253,786	13,513,681
MFS Mid Cap Growth Fund	3,175,307	967,614	—	19,898,955
MFS Mid Cap Value Fund	1,825,369	—	292,699	19,814,016
MFS New Discovery Fund	272,339	104,760	—	4,901,220
MFS New Discovery Value Fund	511,751	144,945	100,836	4,870,999
MFS Research Fund	1,384,901	673,547	198,981	16,157,320
MFS Research International Fund	(201,010)	—	314,186	15,889,704
MFS Total Return Bond Fund	(31,590)	—	286,071	10,407,060
MFS Value Fund	2,525,071	393,915	593,702	23,892,958
	$14,227,777	$3,592,135	$4,901,855	$404,270,133

Notes to Financial Statements – continued

	MFS Lifetime 2045 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	—	213,403	(6,535)	206,868
MFS Blended Research Emerging Markets Equity Fund	—	113,896	(10,170)	103,726
MFS Blended Research Growth Equity Fund	—	691,194	(18,731)	672,463
MFS Blended Research International Equity Fund	—	1,422,254	(79,920)	1,342,334
MFS Blended Research Mid Cap Equity Fund	—	1,247,335	(40,908)	1,206,427
MFS Blended Research Small Cap Equity Fund	—	300,728	(29,951)	270,777
MFS Blended Research Value Equity Fund	—	691,967	(31,378)	660,589
MFS Commodity Strategy Fund	742,787	532,529	(144,521)	1,130,795
MFS Emerging Markets Equity Fund	64,794	18,231	(40,337)	42,688
MFS Global Real Estate Fund	260,699	205,358	(36,030)	430,027
MFS Growth Fund	136,690	37,040	(79,409)	94,321
MFS Inflation-Adjusted Bond Fund	199,544	141,436	(26,799)	314,181
MFS Institutional Money Market Portfolio	120,704	27,059,412	(26,799,208)	380,908
MFS International Growth Fund	219,458	74,715	(135,512)	158,661
MFS International New Discovery Fund	116,008	66,367	(13,603)	168,772
MFS International Value Fund	164,403	55,483	(100,467)	119,419
MFS Mid Cap Growth Fund	569,055	175,103	(328,716)	415,442
MFS Mid Cap Value Fund	415,026	126,537	(249,975)	291,588
MFS New Discovery Fund	86,193	22,937	(51,338)	57,792
MFS New Discovery Value Fund	163,767	51,036	(105,164)	109,639
MFS Research Fund	182,175	52,976	(105,122)	130,029
MFS Research International Fund	434,040	157,163	(275,014)	316,189
MFS Total Return Bond Fund	194,052	137,673	(24,471)	307,254
MFS Value Fund	291,862	90,549	(173,284)	209,127

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(1,861)	$—	$55,742	$5,262,727
MFS Blended Research Emerging Markets Equity Fund	1,170	278	15,222	1,321,466
MFS Blended Research Growth Equity Fund	(2,147)	—	26,452	7,928,339
MFS Blended Research International Equity Fund	4,908	—	66,771	14,644,862
MFS Blended Research Mid Cap Equity Fund	(1,012)	—	50,797	13,125,921
MFS Blended Research Small Cap Equity Fund	9,601	233	18,637	3,303,478
MFS Blended Research Value Equity Fund	2,795	—	47,684	7,867,615
MFS Commodity Strategy Fund	(391,779)	—	33,049	6,535,993
MFS Emerging Markets Equity Fund	(87,306)	—	9,300	1,327,172
MFS Global Real Estate Fund	(63,191)	240,677	258,022	6,519,214
MFS Growth Fund	326,556	102,747	12,141	7,985,188
MFS Inflation-Adjusted Bond Fund	(6,540)	—	51,325	3,280,055
MFS Institutional Money Market Portfolio	(61)	—	1,997	380,908
MFS International Growth Fund	128,426	—	54,748	4,680,495
MFS International New Discovery Fund	(10,099)	46,084	72,652	5,328,135
MFS International Value Fund	270,366	—	76,329	4,635,850
MFS Mid Cap Growth Fund	261,072	276,181	—	6,638,756
MFS Mid Cap Value Fund	112,192	—	81,571	6,554,892
MFS New Discovery Fund	19,834	29,847	—	1,657,483
MFS New Discovery Value Fund	67,869	40,106	27,998	1,638,003
MFS Research Fund	75,839	189,571	56,003	5,270,083
MFS Research International Fund	(188,767)	—	91,665	5,334,105
MFS Total Return Bond Fund	(7,589)	—	78,363	3,278,404
MFS Value Fund	207,245	109,935	164,174	7,896,653
	$727,521	$1,035,659	$1,350,642	$132,395,797

Notes to Financial Statements – continued

	MFS Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	—	274,753	(21,970)	252,783
MFS Blended Research Emerging Markets Equity Fund	—	148,221	(21,912)	126,309
MFS Blended Research Growth Equity Fund	—	892,993	(71,614)	821,379
MFS Blended Research International Equity Fund	—	1,844,274	(221,118)	1,623,156
MFS Blended Research Mid Cap Equity Fund	—	1,613,249	(137,127)	1,476,122
MFS Blended Research Small Cap Equity Fund	—	382,279	(52,896)	329,383
MFS Blended Research Value Equity Fund	—	890,048	(80,948)	809,100
MFS Commodity Strategy Fund	1,007,419	603,524	(218,786)	1,392,157
MFS Emerging Markets Equity Fund	88,753	20,775	(57,694)	51,834
MFS Global Real Estate Fund	357,599	244,108	(72,216)	529,491
MFS Growth Fund	187,185	41,863	(114,233)	114,815
MFS Inflation-Adjusted Bond Fund	272,956	162,932	(49,853)	386,035
MFS Institutional Money Market Portfolio	216,943	25,119,429	(24,968,358)	368,014
MFS International Growth Fund	300,392	88,458	(197,287)	191,563
MFS International New Discovery Fund	158,896	76,705	(30,539)	205,062
MFS International Value Fund	225,106	64,555	(144,632)	145,029
MFS Mid Cap Growth Fund	779,284	199,055	(475,016)	503,323
MFS Mid Cap Value Fund	568,063	142,291	(353,248)	357,106
MFS New Discovery Fund	118,064	25,517	(73,442)	70,139
MFS New Discovery Value Fund	224,246	56,420	(146,439)	134,227
MFS Research Fund	249,446	60,136	(150,827)	158,755
MFS Research International Fund	596,880	187,556	(402,797)	381,639
MFS Total Return Bond Fund	265,484	157,677	(45,563)	377,598
MFS Value Fund	399,166	102,739	(246,495)	255,410

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(1,147)	$—	$74,206	$6,430,799
MFS Blended Research Emerging Markets Equity Fund	9,158	373	20,423	1,609,181
MFS Blended Research Growth Equity Fund	2,465	—	35,333	9,684,063
MFS Blended Research International Equity Fund	48,857	—	89,258	17,708,629
MFS Blended Research Mid Cap Equity Fund	(11,497)	—	67,872	16,060,204
MFS Blended Research Small Cap Equity Fund	11,338	317	25,336	4,018,477
MFS Blended Research Value Equity Fund	942	—	64,019	9,636,383
MFS Commodity Strategy Fund	(597,789)	—	44,204	8,046,670
MFS Emerging Markets Equity Fund	(125,124)	—	12,478	1,611,515
MFS Global Real Estate Fund	(105,975)	323,650	346,974	8,027,075
MFS Growth Fund	579,609	137,360	16,453	9,720,259
MFS Inflation-Adjusted Bond Fund	(12,407)	—	68,030	4,030,203
MFS Institutional Money Market Portfolio	(111)	—	2,083	368,014
MFS International Growth Fund	181,868	—	73,113	5,651,107
MFS International New Discovery Fund	(2,153)	61,305	96,647	6,473,813
MFS International Value Fund	405,580	—	101,941	5,630,014
MFS Mid Cap Growth Fund	449,000	369,649	—	8,043,098
MFS Mid Cap Value Fund	196,153	—	109,406	8,027,750
MFS New Discovery Fund	26,608	39,719	—	2,011,580
MFS New Discovery Value Fund	90,382	54,090	37,743	2,005,352
MFS Research Fund	171,233	253,451	74,875	6,434,358
MFS Research International Fund	(260,278)	—	122,134	6,438,242
MFS Total Return Bond Fund	(15,149)	—	103,623	4,028,969
MFS Value Fund	380,133	146,555	217,060	9,644,273
	$1,421,696	$1,386,469	$1,803,211	$161,340,028

Notes to Financial Statements – continued

	MFS Lifetime 2055 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	—	74,960	(2,887)	72,073
MFS Blended Research Emerging Markets Equity Fund	—	40,255	(4,089)	36,166
MFS Blended Research Growth Equity Fund	—	243,655	(9,627)	234,028
MFS Blended Research International Equity Fund	—	497,700	(30,278)	467,422
MFS Blended Research Mid Cap Equity Fund	—	442,359	(21,730)	420,629
MFS Blended Research Small Cap Equity Fund	—	103,045	(8,949)	94,096
MFS Blended Research Value Equity Fund	—	242,623	(12,181)	230,442
MFS Commodity Strategy Fund	179,008	267,825	(51,535)	395,298
MFS Emerging Markets Equity Fund	15,972	10,229	(11,354)	14,847
MFS Global Real Estate Fund	64,251	101,929	(16,264)	149,916
MFS Growth Fund	33,775	22,039	(23,017)	32,797
MFS Inflation-Adjusted Bond Fund	49,069	72,841	(12,259)	109,651
MFS Institutional Money Market Portfolio	147,937	14,267,547	(14,204,435)	211,049
MFS International Growth Fund	54,089	40,459	(39,304)	55,244
MFS International New Discovery Fund	28,578	35,954	(5,931)	58,601
MFS International Value Fund	40,602	30,103	(29,140)	41,565
MFS Mid Cap Growth Fund	140,379	99,143	(95,649)	143,873
MFS Mid Cap Value Fund	102,063	71,506	(71,862)	101,707
MFS New Discovery Fund	21,215	14,108	(15,295)	20,028
MFS New Discovery Value Fund	40,220	28,007	(29,974)	38,253
MFS Research Fund	44,915	30,835	(30,468)	45,282
MFS Research International Fund	106,665	82,743	(79,300)	110,108
MFS Total Return Bond Fund	47,711	70,568	(11,042)	107,237
MFS Value Fund	71,716	51,047	(49,884)	72,879

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(795)	$—	$17,079	$1,833,540
MFS Blended Research Emerging Markets Equity Fund	(208)	88	4,794	460,755
MFS Blended Research Growth Equity Fund	(828)	—	8,175	2,759,186
MFS Blended Research International Equity Fund	(1,349)	—	20,549	5,099,573
MFS Blended Research Mid Cap Equity Fund	(1,128)	—	15,675	4,576,440
MFS Blended Research Small Cap Equity Fund	1,006	70	5,565	1,147,969
MFS Blended Research Value Equity Fund	(600)	—	14,598	2,744,563
MFS Commodity Strategy Fund	(66,528)	—	10,193	2,284,825
MFS Emerging Markets Equity Fund	(10,163)	—	2,884	461,588
MFS Global Real Estate Fund	(24,302)	75,212	80,633	2,272,729
MFS Growth Fund	63,770	31,588	3,057	2,776,606
MFS Inflation-Adjusted Bond Fund	(2,587)	—	15,632	1,144,753
MFS Institutional Money Market Portfolio	(10)	—	1,342	211,049
MFS International Growth Fund	29,676	—	16,850	1,629,711
MFS International New Discovery Fund	(7,321)	14,255	22,472	1,850,046
MFS International Value Fund	55,433	—	23,540	1,613,542
MFS Mid Cap Growth Fund	49,476	85,128	—	2,299,091
MFS Mid Cap Value Fund	25,482	—	25,018	2,286,383
MFS New Discovery Fund	5,818	9,005	—	574,392
MFS New Discovery Value Fund	15,333	11,513	8,081	571,494
MFS Research Fund	14,215	58,606	17,313	1,835,301
MFS Research International Fund	(45,409)	—	28,278	1,857,517
MFS Total Return Bond Fund	(3,099)	—	23,292	1,144,217
MFS Value Fund	45,766	33,596	47,792	2,751,929
	$141,648	$319,061	$412,812	$46,187,199

Notes to Financial Statements – continued

	MFS Lifetime 2060 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	—	1,640	(21)	1,619
MFS Blended Research Emerging Markets Equity Fund	—	863	(49)	814
MFS Blended Research Growth Equity Fund	—	5,385	(124)	5,261
MFS Blended Research International Equity Fund	—	10,951	(431)	10,520
MFS Blended Research Mid Cap Equity Fund	—	9,478	(35)	9,443
MFS Blended Research Small Cap Equity Fund	—	2,127	(15)	2,112
MFS Blended Research Value Equity Fund	—	5,199	(31)	5,168
MFS Commodity Strategy Fund	—	8,838	—	8,838
MFS Emerging Markets Equity Fund	—	350	(15)	335
MFS Global Real Estate Fund	—	3,387	(40)	3,347
MFS Growth Fund	—	759	(20)	739
MFS Inflation-Adjusted Bond Fund	—	2,462	(4)	2,458
MFS Institutional Money Market Portfolio	—	86,124	(77,965)	8,159
MFS International Growth Fund	—	1,292	(50)	1,242
MFS International New Discovery Fund	—	1,356	(36)	1,320
MFS International Value Fund	—	964	(29)	935
MFS Mid Cap Growth Fund	—	3,287	(49)	3,238
MFS Mid Cap Value Fund	—	2,293	(11)	2,282
MFS New Discovery Fund	—	456	(6)	450
MFS New Discovery Value Fund	—	864	(6)	858
MFS Research Fund	—	1,038	(20)	1,018
MFS Research International Fund	—	2,572	(93)	2,479
MFS Total Return Bond Fund	—	2,407	(3)	2,404
MFS Value Fund	—	1,649	(12)	1,637

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$7	$—	$469	$41,194
MFS Blended Research Emerging Markets Equity Fund	26	2	127	10,375
MFS Blended Research Growth Equity Fund	53	—	223	62,031
MFS Blended Research International Equity Fund	169	—	563	114,768
MFS Blended Research Mid Cap Equity Fund	4	—	423	102,741
MFS Blended Research Small Cap Equity Fund	(1)	2	151	25,762
MFS Blended Research Value Equity Fund	2	—	397	61,549
MFS Commodity Strategy Fund	—	—	270	51,083
MFS Emerging Markets Equity Fund	16	—	78	10,403
MFS Global Real Estate Fund	(32)	2,003	2,148	50,748
MFS Growth Fund	45	829	—	62,525
MFS Inflation-Adjusted Bond Fund	—	—	264	25,664
MFS Institutional Money Market Portfolio	(2)	—	22	8,159
MFS International Growth Fund	44	—	459	36,632
MFS International New Discovery Fund	19	385	606	41,675
MFS International Value Fund	24	—	637	36,315
MFS Mid Cap Growth Fund	(6)	2,322	—	51,744
MFS Mid Cap Value Fund	3	—	678	51,289
MFS New Discovery Fund	3	247	—	12,918
MFS New Discovery Value Fund	(1)	246	182	12,817
MFS Research Fund	(9)	1,591	470	41,256
MFS Research International Fund	37	—	772	41,812
MFS Total Return Bond Fund	—	—	274	25,654
MFS Value Fund	6	920	685	61,804
	$407	$8,547	$9,898	$1,040,918

Notes to Financial Statements – continued

(8)	Acquisitions

At close of business on August 5, 2016, the MFS Lifetime Income Fund with net assets of approximately $623,063,426, acquired all of the assets and liabilities of MFS Lifetime 2015 Fund. The purpose of the transaction was to provide shareholders of MFS Lifetime 2015 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 1,185,728 shares of the Lifetime Income Fund (valued at approximately $14,655,674) for all of the assets and liabilities of MFS Lifetime 2015 Fund. MFS Lifetime 2015 Fund then distributed the shares of the fund that MFS Lifetime 2015 Fund received from the MFS Lifetime Income Fund to its shareholders. MFS Lifetime 2015 Fund’s investments on that date were valued at approximately $14,674,086 with a cost basis of approximately $13,402,737. For financial reporting purposes, assets received and shares issued by the MFS Lifetime Income Fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2015 Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XII and Shareholders of MFS Lifetime Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund and MFS Lifetime 2060 Fund (the MFS Lifetime Funds) (ten of the series constituting the MFS Series Trust XII) as of April 30, 2017, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the MFS Lifetime Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the MFS Lifetime Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the MFS Lifetime Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Lifetime Funds (ten of the series constituting the MFS Series Trust XII) at April 30, 2017, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 16, 2017

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust XII, which was held on April 19, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	1,527,849,643.111	21,706,081.386
John A. Caroselli	1,528,675,340.149	20,880,384.349
Maureen R. Goldfarb	1,533,462,538.361	16,093,218.007
David H. Gunning	1,527,766,214.853	21,789,509.645
Michael Hegarty	1,527,421,066.799	22,134,657.699
John P. Kavanaugh	1,527,754,774.296	21,800,950.202
Robert J. Manning	1,528,069,495.445	21,486,229.053
Clarence Otis, Jr.	1,527,617,446.497	21,938,278.001
Maryanne L. Roepke	1,534,659,939.729	14,895,816.639
Robin A. Stelmach	1,530,322,502.784	19,233,221.713
Laurie J. Thomsen	1,533,379,625.808	16,176,117.939

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of June 1, 2017, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 53)	Trustee	February 2004	136	Massachusetts Financial Services Company, Executive Chairman (since January 2017); Director; Chairman of the Board; Chief Executive Officer (until 2015); Co-Chief Executive Officer (2015-2016)	N/A

Robin A. Stelmach (k) (age 55)	Trustee	January 2014	136	Massachusetts Financial Services Company, Vice Chair (since January 2017); Chief Operating Officer and Executive Vice President (until January 2017)	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 75)	Trustee and Chair of Trustees	January 2004	136	Private investor	Lincoln Electric Holdings, Inc., Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman

Steven E. Buller (age 65)	Trustee	February 2014	136	Chairman, Financial Accounting Standards Advisory Council (until 2015); Standing Advisory Group, Public Company Accounting Oversight Board, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco UK (investment management), Director (until 2014)	N/A

John A. Caroselli (age 63)	Trustee	March 2017	136	JC Global Advisors, LLC (management consulting), President (since 2015); First Capital Corporation (commercial finance), Executive Vice President (until 2015)	N/A

Maureen R. Goldfarb (age 62)	Trustee	January 2009	136	Private investor	N/A

Michael Hegarty (age 72)	Trustee	December 2004	136	Private investor	Rouse Properties Inc., Director; Capmark Financial Group Inc., Director (until 2015)

John P. Kavanaugh (age 62)	Trustee and Vice Chair of Trustees	January 2009	136	Private investor	N/A

Clarence Otis, Jr. (age 61)	Trustee	March 2017	136	Darden Restaurants, Inc., Chief Executive Officer (until 2014)	VF Corporation, Director; Verizon Communications, Inc., Director; Federal Reserve Bank of Atlanta, Director (until 2015)

Maryanne L. Roepke (age 61)	Trustee	May 2014	136	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A

Laurie J. Thomsen (age 59)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director (since 2015)

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 43)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Kino Clark (k) (age 48)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President

John W. Clark, Jr. (age 50)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head – Treasurer’s Office (until February 2017)

Thomas H. Connors (k) (age 57)	Assistant Secretary and Assistant Clerk	September 2012	136	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)

Ethan D. Corey (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo (k) (age 48)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President

Heidi W. Hardin (age 49)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (from September 2015 to January 2017); Janus Capital Management LLC (investment management), Senior Vice President and General Counsel (until September 2015)

Brian E. Langenfeld (k) (age 44)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel

Susan A. Pereira (k) (age 46)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Senior Counsel

Kasey L. Phillips (k) (age 46)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)

Matthew A. Stowe (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

Frank L. Tarantino (age 73)	Independent Senior Officer	June 2004	136	Tarantino LLC (provider of compliance services), Principal

Richard S. Weitzel (k) (age 46)	Assistant Secretary and Assistant Clerk	October 2007	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Martin J. Wolin (k) (age 49)	Chief Compliance Officer	July 2015	136	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015); Mercer (financial service provider), Chief Risk and Compliance Officer, North America and Latin America (until June 2015)

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
James O. Yost (k) (age 56)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board’s retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

Messrs. Buller, Kavanaugh and Otis and Ms. Roepke are members of the Trust’s Audit Committee.

Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
111 Huntington Avenue	1 Lincoln Street
Boston, MA 02199-7618	Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
111 Huntington Avenue	200 Clarendon Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Manager
Joseph Flaherty

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

MFS Lifetime 2060 Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June and September 2016, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the Fund’s proposed fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), and (ii) information as to whether and to what extent expense waivers and reimbursements would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July 2016 for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.

The Trustees considered that MFS will not charge any advisory fees for providing investment advisory services to the Fund, but that the Fund will pay a pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”). The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s expenses the Trustees considered, among other information, the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer group of funds based on information provided by Broadridge, noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that, according to the data provided by Broadridge (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s total expense ratio would be lower than the Broadridge expense group median.

Because the Fund will not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for Fund shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered

Board Approval of Investment Advisory Agreement – continued

the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2017 income tax forms in January 2018. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year:

Capital Gains
MFS Lifetime Income Fund	$13,019,000
MFS Lifetime 2020 Fund	$25,465,000
MFS Lifetime 2025 Fund	$4,131,000
MFS Lifetime 2030 Fund	$27,107,000
MFS Lifetime 2035 Fund	$3,411,000
MFS Lifetime 2040 Fund	$20,380,000
MFS Lifetime 2045 Fund	$2,066,000
MFS Lifetime 2050 Fund	$3,293,000
MFS Lifetime 2055 Fund	$365,000

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions
MFS Lifetime Income Fund	8.29%
MFS Lifetime 2020 Fund	10.15%
MFS Lifetime 2025 Fund	13.83%
MFS Lifetime 2030 Fund	17.52%
MFS Lifetime 2035 Fund	20.63%
MFS Lifetime 2040 Fund	19.68%
MFS Lifetime 2045 Fund	21.41%
MFS Lifetime 2050 Fund	20.70%
MFS Lifetime 2055 Fund	22.05%
MFS Lifetime 2060 Fund	25.39%

rev. 3/16

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Account transactions and transaction history

•  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•  open an account or provide account information

•  direct us to buy securities or direct us to sell your securities

•  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. Effective January 1, 2017, the Code was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by the report, the Registrant has not granted a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, John P. Kavanaugh and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Kavanaugh, Otis and Ms. Roepke are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountant to a series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2017 and 2016, audit fees billed to each Fund by E&Y were as follows:

	Audit Fees
	2017	2016
Fees billed by E&Y:
MFS Lifetime Income Fund	30,669	30,799
MFS Lifetime 2015 Fund+	0	27,172
MFS Lifetime 2020 Fund	29,124	27,799
MFS Lifetime 2025 Fund	28,478	27,172
MFS Lifetime 2030 Fund	29,124	27,799
MFS Lifetime 2035 Fund	28,478	27,172
MFS Lifetime 2040 Fund	29,124	27,799
MFS Lifetime 2045 Fund	28,478	27,172
MFS Lifetime 2050 Fund	28,581	27,272
MFS Lifetime 2055 Fund	28,478	27,172
MFS Lifetime 2060 Fund	14,503	N/A	**

Total	275,037	277,328

For the fiscal years ended April 30, 2017 and 2016, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]			Tax Fees[2]			All Other Fees[3]
	2017	2016		2017	2016		2017	2016
Fees billed by E&Y:
To MFS Lifetime Income Fund	0	0		5,171	5,095		1,224	1,202
To MFS Lifetime 2015 Fund+	0	0		3,900	4,992		1,021	1,019
To MFS Lifetime 2020 Fund	0	0		5,171	5,095		1,148	1,134
To MFS Lifetime 2025 Fund	0	0		5,067	4,992		1,062	1,049
To MFS Lifetime 2030 Fund	0	0		5,171	5,095		1,175	1,151
To MFS Lifetime 2035 Fund	0	0		5,067	4,992		1,051	1,040
To MFS Lifetime 2040 Fund	0	0		5,171	5,095		1,135	1,116
To MFS Lifetime 2045 Fund	0	0		5,067	4,992		1,033	1,024
To MFS Lifetime 2050 Fund	0	0		5,148	5,072		1,046	1,035
To MFS Lifetime 2055 Fund	0	0		5,067	4,992		1,008	1,004
To MFS Lifetime 2060 Fund	0	N/A	**	5,100	N/A	**	0	N/A	**
Total fees billed by E&Y To above Funds:	0	0		55,100	50,412		10,903	10,774

	Audit-Related Fees[1]			Tax Fees[2]			All Other Fees[3]
	2017	2016		2017	2016		2017	2016
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Lifetime Income Fund*	1,198,010	1,786,175		0	0		99,450	149,169
To MFS and MFS Related Entities of MFS Lifetime 2015 Fund*+	1,198,010	1,786,175		0	0		99,450	149,169
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	1,198,010	1,786,175		0	0		99,450	149,169
To MFS and MFS Related Entities of MFS Lifetime 2025 Fund*	1,198,010	1,786,175		0	0		99,450	149,169
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	1,198,010	1,786,175		0	0		99,450	149,169
To MFS and MFS Related Entities of MFS Lifetime 2035 Fund*	1,198,010	1,786,175		0	0		99,450	149,169
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	1,198,010	1,786,175		0	0		99,450	149,169
To MFS and MFS Related Entities of MFS Lifetime 2045 Fund*	1,198,010	1,786,175		0	0		99,450	149,169
To MFS and MFS Related Entities of MFS Lifetime 2050 Fund*	1,198,010	1,786,175		0	0		99,450	149,169
To MFS and MFS Related Entities of MFS Lifetime 2055 Fund*	1,198,010	1,786,175		0	0		99,450	149,169
To MFS and MFS Related Entities of MFS Lifetime 2060 Fund*	1,198,010	N/A	**	0	N/A	**	99,450	N/A	**

	Aggregate Fees for Non-audit Services
	2017	2016
Fees billed by E&Y:
To MFS Lifetime Income Fund, MFS and MFS Related Entities#	1,425,855	2,178,241
To MFS Lifetime 2015 Fund, MFS and MFS Related Entities#+	1,424,381	2,177,955
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	1,425,779	2,178,173
To MFS Lifetime 2025 Fund, MFS and MFS Related Entities#	1,425,589	2,177,985
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	1,425,806	2,178,190
To MFS Lifetime 2035 Fund, MFS and MFS Related Entities#	1,425,578	2,177,976
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	1,425,766	2,178,155
To MFS Lifetime 2045 Fund, MFS and MFS Related Entities#	1,425,560	2,177,960
To MFS Lifetime 2050 Fund, MFS and MFS Related Entities#	1,425,654	2,178,051
To MFS Lifetime 2055 Fund, MFS and MFS Related Entities#	1,425,535	2,177,940
To MFS Lifetime 2060 Fund, MFS and MFS Related Entities#	1,424,560	N/A	**

+	MFS Lifetime 2015 Fund was reorganized into the MFS Lifetime Income Fund, as of August 2016, both series of MFS Series Trust XII.
**	MFS Lifetime 2060 Fund commenced investment operations in December 2016.
*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2017

*	Print name and title of each signing officer under his or her signature.